UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04149

Franklin Tax-Free Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end: 2/28

Date of reporting period: 8/31/12

Item 1. Reports to Stockholders.

1

AUGUST 31, 2012

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

Franklin Double Tax-Free Income Fund

Franklin Federal Intermediate-Term Tax-Free Income Fund

Franklin Federal Limited-Term Tax-Free Income Fund

Franklin High Yield Tax-Free Income Fund

Franklin Insured Tax-Free Income Fund

Franklin Massachusetts Tax-Free Income Fund

Franklin New Jersey Tax-Free Income Fund

Sign up for electronic delivery
at **franklintempleton.com/edelivery**

TAX-FREE INCOME

FRANKLIN TAX-FREE TRUST

FRANKLIN TEMPLETON INVESTMENTS

Franklin · Templeton · Mutual Series

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Semiannual Report

Municipal Bond Market Overview

For the six-month period ended August 31, 2012, the municipal bond market produced solid returns. During this period, the Barclays Municipal Bond Index, which tracks investment-grade municipal securities, returned +2.94%.1 In comparison, the Barclays U.S. Treasury Bond Index returned +2.70%.1 The tax-exempt nature of most municipal bond coupon payments included in the Barclays Municipal Bond Index further enhanced the relative strength of municipal bond performance for the six months under review.

In an August 1, 2012, news release, the Federal Open Market Committee (FOMC) cited continued elevated unemployment levels, slowing increases to consumer spending and sluggish home prices as reasons to maintain its commitment toward a highly accommodative monetary policy. Beyond keeping the federal funds target rate extremely low, the FOMC stated its intention to continue using unconventional monetary easing tools, commonly referred to as quantitative easing.

Federal Reserve Board Chairman Ben Bernanke spoke on August 31, 2012, about state and local government austerity measures as a headwind to the pace of economic growth, adding that state and local governments made real cuts to spending and employment. Spending cuts included reducing borrowing costs by issuing new debt at a lower rate and refinancing outstanding debt. New issuance increased during the first eight months of 2012 compared with the same period in 2011, albeit from levels that were the lowest for new municipal bond issuance in a decade. Almost half of municipalities’ primary market issuance was for the purpose of refinancing outstanding debt. Year-to-date in 2012, the dollar amount of bonds issued for refinancing doubled from the same period in 2011, but such bonds generally do not affect the total amount of outstanding municipal bonds. In contrast, bonds issued for new projects were more limited, resulting in low net supply of investment opportunities for municipal bond buyers. The scarcity of new bonds drove prices higher during the period.

1. Source: © 2012 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

4 | Semiannual Report

The credit quality of outstanding municipal bonds, as assessed by independent credit rating agency Standard & Poor’s (S&P), increased slightly during the first six months of 2012, as S&P upgrades exceeded downgrades. For the same period, another independent credit rating agency, Moody’s Investors Service, announced more downgrades than upgrades. Many of the downgrades came on the heels of Moody’s massive upgrades in 2010, when it effected a wholesale shift in its municipal rating scale to fit its new global rating scale, which included corporate debt ratings. Subsequently, some of the issues that benefited from the 2010 rating upgrades were adjusted downward as Moody’s reviewed them using the new global rating scale criteria. In addition, the number of defaulted municipal issuers declined in the first half of 2012 compared with the same period in 2011. Despite general economic headwinds, the municipal bond market continued to provide investors with high-quality sources of fixed income opportunities.

At period-end, we maintained our positive view of the municipal bond market. We believe municipal bonds continue to be an attractive asset class among fixed income securities, and we intend to follow our solid discipline of investing to maximize income while seeking value in the municipal bond market.

The foregoing information reflects our analysis and opinions as of August 31, 2012, the end of the reporting period. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

Semiannual Report | 5

Investment Strategy and

Manager’s Discussion

Investment Strategy

We use a consistent, disciplined strategy in an effort to maximize tax-exempt income for our shareholders by seeking to maintain exposure to higher coupon securities while balancing risk and return within each Fund’s range of allowable investments. We generally employ a buy-and-hold approach and invest in securities we believe should provide the most relative value in the market. We do not use leverage or exotic derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse markets.

Manager’s Discussion

Based on the combination of our value-oriented philosophy of investing primarily for income and a positive-sloping municipal yield curve, we favored the use of longer term bonds. Consistent with our strategy, we sought to purchase bonds from 15 to 30 years in maturity with good call features for the long-term funds, 10 to 15 years for the intermediate-term fund, and five years or less for the limited-term fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

We invite you to read your Fund report for more detailed performance and portfolio information. Thank you for your participation in Franklin Tax-Free Trust. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2012, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

6 | Semiannual Report

Franklin Double Tax-Free Income Fund

Your Fund’s Goal and Main Investments: Franklin Double Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and state personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its net assets in securities that pay interest free from such taxes.1 The Fund focuses on municipal securities issued by U.S. territories such as Puerto Rico, Guam and the U.S. Virgin Islands, and currently invests primarily in Puerto Rican municipal securities.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 67.

Semiannual Report | 7

*Assumes shares were purchased and held for the entire accrual period, which may differ from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

**The June distribution reflects additional days in the accrual period.

Fund’s Class A shares paid dividends totaling 24.64 cents per share for the same period.2 The Performance Summary beginning on page 10 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.70%, based on an annualization of the 3.97 cent per share August dividend and the maximum offering price of $12.88 on August 31, 2012. An investor in the 2012 maximum federal income tax bracket of 35.00% would need to earn a distribution rate of 5.69% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary. The reduction in dividend distributions from the start to the end of the period under review reflected generally declining interest rates. Additionally, investor demand was strong for municipal bonds in an environment of limited tax-exempt supply. These factors resulted in reduced income for the portfolio and caused dividends to decline overall.

Manager’s Discussion

The Fund closed to investors at the close of the market on August 1, 2012. The close restricts existing shareholders from adding to their investments but allows reinvestment of dividends and capital gains distributions. We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 6 for

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

8 | Semiannual Report

details. Franklin Double Tax-Free Income Fund is the first mutual fund to offer both state and federal income tax exemptions in all 50 states. We do this by focusing on investments in U.S. territories such as Puerto Rico, the U.S. Virgin Islands and Guam. This can be particularly appealing to residents of states such as Illinois, Iowa and Wisconsin, where income from their own municipal securities may be fully taxable.

The Fund was well diversified with 130 different positions across 10 different sectors as of August 31, 2012. Issuers represented in the portfolio comprised Puerto Rico (74.4% of the Fund’s total long-term investments), Guam (16.0%) and the U.S. Virgin Islands (9.6%).

Many municipal bond funds purchase U.S. territory paper, mainly Puerto Rico’s, as an alternative for their specialty state funds when the supply within a particular state is running low. Puerto Rico’s municipal bond market is widely traded because of its dual tax-exemption advantages.

Thank you for your continued participation in Franklin Double Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2012, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Semiannual Report | 9

Performance Summary as of 8/31/12

Franklin Double Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

10 | Semiannual Report

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Semiannual Report | 11

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Because municipal bonds are particularly sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. Since the Fund may concentrate its investments in a single U.S. territory, it may be subject to greater risk of adverse economic and regulatory changes in that territory than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund is classified as a nondiversified Fund because it may invest a greater portion of its assets in the municipal securities of one issuer than a diversified fund. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Classes C and Advisor) per share on 8/31/12.

5. Taxable equivalent distribution rate and yield assume the 2012 maximum federal income tax rate of 35.00%.

6. The 30-day standardized yield for the 30 days ended 8/31/12 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8. Effective 7/15/09, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/15/09, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 7/15/09, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/15/09 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +31.71% and +9.20%.

12 | Semiannual Report

Your Fund’s Expenses

Franklin Double Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 13

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.65%; C: 1.20%; and Advisor: 0.55%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

14 | Semiannual Report

Franklin Federal Intermediate-Term Tax-Free Income Fund

Your Fund’s Goal and Main Investments: Franklin Federal Intermediate-Term Tax-Free Income Fund seeks to provide as high a level of income exempt from federal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1 The Fund maintains a dollar-weighted average portfolio maturity (the time in which the debt must be repaid) of three to 10 years.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

We are pleased to bring you Franklin Federal Intermediate-Term Tax-Free Income Fund’s semiannual report for the period ended August 31, 2012.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $12.39 on February 29, 2012, to $12.54 on August 31, 2012. The

1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 74.

Semiannual Report | 15

*Assumes shares were purchased and held for the entire accrual period, which may differ from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

**The June distribution reflects additional days in the accrual period.

Fund’s Class A shares paid dividends totaling 17.16 cents per share for the same period.2 The Performance Summary beginning on page 18 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 2.69%, based on an annualization of the 2.88 cent per share August dividend and the maximum offering price of $12.83 on August 31, 2012. An investor in the 2012 maximum federal income tax bracket of 35.00% would need to earn a distribution rate of 4.14% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary. The reduction in dividend distributions from the start to the end of the period under review reflected generally declining interest rates. Additionally, investor demand was strong for municipal bonds in an environment of limited tax-exempt supply. These factors resulted in reduced income for the portfolio and caused dividends to decline overall.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 6 for details.

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

16 | Semiannual Report

Thank you for your continued participation in Franklin Federal Intermediate-Term Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2012, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Semiannual Report | 17

Performance Summary as of 8/31/12

Franklin Federal Intermediate-Term Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

18 | Semiannual Report

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 2.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Semiannual Report | 19

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Classes C and Advisor) per share on 8/31/12.

5. Taxable equivalent distribution rate and yield assume the 2012 maximum federal income tax rate of 35.00%.

6. The 30-day standardized yield for the 30 days ended 8/31/12 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8. Effective 12/1/08, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 12/1/08, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 12/1/08, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 12/1/08 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +35.62% and +8.47%.

20 | Semiannual Report

Your Fund’s Expenses

Franklin Federal Intermediate-Term Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 21

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.63%; C: 1.18%; and Advisor: 0.53%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

22 | Semiannual Report

Franklin Federal Limited-Term Tax-Free Income Fund

Your Fund’s Goal and Main Investments: Franklin Federal Limited-Term Tax-Free Income Fund seeks to provide as high a level of income exempt from federal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1 The Fund maintains a dollar-weighted average portfolio maturity (the time in which the debt must be repaid) of five years or less.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

This semiannual report for Franklin Federal Limited-Term Tax-Free Income Fund covers the period ended August 31, 2012.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, decreased from $10.60 on February 29, 2012, to $10.59 on August 31, 2012. The

1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 92.

Semiannual Report | 23

*Assumes shares were purchased and held for the entire accrual period, which may differ from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

**The June distribution reflects additional days in the accrual period.

Fund’s Class A shares paid dividends totaling 9.51 cents per share for the same period.2 The Performance Summary beginning on page 26 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 1.68%, based on an annualization of the 1.52 cent per share August dividend and the maximum offering price of $10.83 on August 31, 2012. An investor in the 2012 maximum federal income tax bracket of 35.00% would need to earn a distribution rate of 2.58% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Advisor Class shares’ performance, please see the Performance Summary. The reduction in dividend distributions from the start to the end of the period under review reflected generally declining interest rates. Additionally, investor demand was strong for municipal bonds in an environment of limited tax-exempt supply. These factors resulted in reduced income for the portfolio and caused dividends to decline overall.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 6 for details.

Consistent with our investment strategy, we invested in bonds we believed could provide the most relative value from an income perspective. Seeking a

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

24 | Semiannual Report

dollar-weighted average portfolio maturity of five years or less, we concentrated in the one- to five-year range in an effort to insulate investors against bond market volatility. As a result of our strategy, we believe the Fund was positioned to capture changes in short-term interest rates, preserve capital and produce tax-free income.

Thank you for your continued participation in Franklin Federal Limited-Term Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2012, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Semiannual Report | 25

Performance Summary as of 8/31/12

Franklin Federal Limited-Term Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

26 | Semiannual Report

Performance Summary (continued)

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

The investment manager and administrator have contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed 0.45% (other than certain nonroutine expenses) until 6/30/13.

Semiannual Report | 27

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund’s prospectus also includes a description of the main investment risks.

Class A: Prior to 2/1/06, these shares were offered without an initial sales charge; thus actual total returns would have differed.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. Fund investment results reflect the expense reduction, without which the results would have been lower and yields for the period would have been 0.36% for Class A and 0.51% for Advisor Class.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor Class) per share on 8/31/12.

6. Taxable equivalent distribution rate and yield assume the 2012 maximum federal income tax rate of 35.00%.

7. The 30-day standardized yield for the 30 days ended 8/31/12 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

8. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

9. Effective 2/1/11, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 2/1/11, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 2/1/11, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 2/1/11 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +6.27% and +3.93%.

28 | Semiannual Report

Your Fund’s Expenses

Franklin Federal Limited-Term Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 29

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month annualized expense ratio, net of expense waivers, annualized for each class (A: 0.60% and Advisor: 0.45%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

30 | Semiannual Report

Franklin High Yield Tax-Free Income Fund

Your Fund’s Goals and Main Investments: Franklin High Yield Tax-Free Income Fund seeks to provide a high current yield exempt from federal income taxes by investing at least 80% of its net assets in securities that pay interest free from such taxes.1 Its secondary goal is capital appreciation to the extent possible and consistent with the Fund’s principal investment goal.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 105.

Semiannual Report | 31

*Assumes shares were purchased and held for the entire accrual period, which may differ from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

**The June distribution reflects additional days in the accrual period.

Fund’s Class A shares paid dividends totaling 22.98 cents per share for the same period.2 The Performance Summary beginning on page 34 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 4.01%, based on an annualization of the 3.80 cent per share August dividend and the maximum offering price of $11.38 on August 31, 2012. An investor in the 2012 maximum federal income tax bracket of 35.00% would need to earn a distribution rate of 6.17% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class B, C and Advisor shares’ performance, please see the Performance Summary. The reduction in dividend distributions from the start to the end of the period under review reflected generally declining interest rates. Additionally, investor demand was strong for municipal bonds in an environment of limited tax-exempt supply. These factors resulted in reduced income for the portfolio and caused dividends to decline overall.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 6 for details.

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

32 | Semiannual Report

During the reporting period, the Fund continued to generate high, current, tax-free income for its shareholders. Consistent with our strategy, the Fund did not use leverage or credit derivatives to boost short-term returns, and we were careful to not overexpose the portfolio to any one credit sector.

Thank you for your continued participation in Franklin High Yield Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2012, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Semiannual Report | 33

Performance Summary as of 8/31/12

Franklin High Yield Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

34 | Semiannual Report

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class B: contingent deferred sales charge (CDSC) declining from 4% to 1% over six years, and eliminated thereafter; Class C: 1% CDSC in first year only; Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Semiannual Report | 35

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. In general, an investor is paid a higher yield to assume a greater degree of credit risk. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund’s prospectus also includes a description of the main investment risks.

Class B: Class C:

These shares have higher annual fees and expenses than Class A shares.

Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Classes B, C and Advisor) per share on 8/31/12.

5. Taxable equivalent distribution rate and yield assume the 2012 maximum federal income tax rate of 35.00%.

6. The 30-day standardized yield for the 30 days ended 8/31/12 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8. Effective 1/3/06, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/3/06, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/3/06, actual Advisor class performance is used reflecting all charges and fees applicable to that class. Since 1/3/06 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +43.98% and +5.63%.

36 | Semiannual Report

Your Fund’s Expenses

Franklin High Yield Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 37

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.64%; B: 1.18%; C: 1.19%; and Advisor: 0.54%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

38 | Semiannual Report

Franklin Insured Tax-Free Income Fund

Your Fund’s Goal and Main Investments: Franklin Insured Tax-Free Income Fund

seeks to provide as high a level of income exempt from federal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1 The Fund invests predominantly in insured municipal securities.2

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. Fund shares are not insured by any U.S. or other government agency. They are subject to market risks and will fluctuate in value.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 139.

Semiannual Report | 39

*Assumes shares were purchased and held for the entire accrual period, which may differ from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

**The June distribution reflects additional days in the accrual period.

Fund’s Class A shares paid dividends totaling 22.70 cents per share for the same period.3 The Performance Summary beginning on page 42 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.33%, based on an annualization of the 3.65 cent per share August dividend and the maximum offering price of $13.15 on August 31, 2012. An investor in the 2012 maximum federal income tax bracket of 35.00% would need to earn a distribution rate of 5.12% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class B, C and Advisor shares’ performance, please see the Performance Summary. The reduction in dividend distributions from the start to the end of the period under review reflected generally declining interest rates. Additionally, investor demand was strong for municipal bonds in an environment of limited tax-exempt supply. These factors resulted in reduced income for the portfolio and caused dividends to decline overall.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 6 for details.

3. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

40 | Semiannual Report

During the reporting period, we limited Fund purchases to bonds insured by Assured Guaranty and non-insured bonds rated AA or higher by independent credit rating agencies. The municipal bond insurance industry has gone through significant downgrades since the 2008 financial crisis. As a result, Assured Guaranty was the only major municipal bond insurer currently providing new municipal bond insurance. Aside from Berkshire Hathaway Assurance, Assured Guaranty was the only insurer that carried a rating in the AA category. Since October 2010, when Standard & Poor’s downgraded Assured Guaranty to AA+ from AAA, no municipal bond insurers have been rated AAA.

We will continue to closely monitor the municipal insurance industry’s progress and the market for insured bonds. As always, we strive for solid performance on a relative value basis with a focus on income and credit safety.

Thank you for your continued participation in Franklin Insured Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2012, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Semiannual Report | 41

Performance Summary as of 8/31/12

Franklin Insured Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

42 | Semiannual Report

Performance Summary (continued)

Performance

Class A	**6-Month**	**1-Year**	**5-Year**	**10-Year**
Cumulative Total Return[1]	+3.65%	+9.92%	+30.19%	+59.43%
Average Annual Total Return[2]	-0.76%	+5.24%	+4.51%	+4.32%
Avg. Ann. Total Return (9/30/12)[3]		+4.16%	+4.35%	+4.16%
Distribution Rate[4]	3.33%			
Taxable Equivalent Distribution Rate[5]	5.12%			
30-Day Standardized Yield[6]	2.32%			
Taxable Equivalent Yield[5]	3.57%			
Total Annual Operating Expenses[7]	0.62%			
Class B	**6-Month**	**1-Year**	**5-Year**	**10-Year**
Cumulative Total Return[1]	+3.42%	+9.34%	+26.73%	+52.48%
Average Annual Total Return[2]	-0.58%	+5.34%	+4.52%	+4.31%
Avg. Ann. Total Return (9/30/12)[3]		+4.17%	+4.33%	+4.15%
Distribution Rate[4]	2.91%			
Taxable Equivalent Distribution Rate[5]	4.48%			
30-Day Standardized Yield[6]	1.87%			
Taxable Equivalent Yield[5]	2.88%			
Total Annual Operating Expenses[7]	1.17%			
Class C	**6-Month**	**1-Year**	**5-Year**	**10-Year**
Cumulative Total Return[1]	+3.40%	+9.27%	+26.82%	+51.09%
Average Annual Total Return[2]	+2.40%	+8.27%	+4.87%	+4.21%
Avg. Ann. Total Return (9/30/12)[3]		+7.20%	+4.71%	+4.05%
Distribution Rate[4]	2.89%			
Taxable Equivalent Distribution Rate[5]	4.45%			
30-Day Standardized Yield[6]	1.89%			
Taxable Equivalent Yield[5]	2.91%			
Total Annual Operating Expenses[7]	1.17%			
Advisor Class[8]	**6-Month**	**1-Year**	**5-Year**	**10-Year**
Cumulative Total Return[1]	+3.78%	+22.68%	+30.74%	+60.10%
Average Annual Total Return[2]	+3.78%	+10.03%	+5.51%	+4.82%
Avg. Ann. Total Return (9/30/12)[3]		+8.85%	+5.34%	+4.65%
Distribution Rate[4]	3.58%			
Taxable Equivalent Distribution Rate[5]	5.51%			
30-Day Standardized Yield[6]	2.53%			
Taxable Equivalent Yield[5]	3.89%			
Total Annual Operating Expenses[7]	0.52%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Semiannual Report | 43

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund’s prospectus also includes a description of the main investment risks.

Class B: Class C:

These shares have higher annual fees and expenses than Class A shares.

Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Classes B, C and Advisor) per share on 8/31/12.

5. Taxable equivalent distribution rate and yield assume the 2012 maximum federal income tax rate of 35.00%.

6. The 30-day standardized yield for the 30 days ended 8/31/12 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8. Effective 7/1/08, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/1/08, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 7/1/08, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/1/08 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +27.63% and +6.03%.

44 | Semiannual Report

Your Fund’s Expenses

Franklin Insured Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 45

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

46 | Semiannual Report

Franklin Massachusetts Tax-Free Income Fund

Your Fund’s Goal and Main Investments: Franklin Massachusetts Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and Massachusetts personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 157.

Semiannual Report | 47

same period.2 The Performance Summary beginning on page 51 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.42%, based on an annualization of the 3.63 cent per share August dividend and the maximum offering price of $12.73 on August 31, 2012. An investor in the 2012 maximum combined effective federal and Massachusetts personal income tax bracket of 38.41% would need to earn a distribution rate of 5.55% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary. The reduction in dividend distributions from the start to the end of the period under review reflected generally declining interest rates. Additionally, investor demand was strong for municipal bonds in an environment of limited tax-exempt supply. These factors resulted in reduced income for the portfolio and caused dividends to decline overall.

Commonwealth Update

Although the U.S. continued to experience sluggish economic growth and elevated unemployment rates during the six months under review, Massachusetts’s economy demonstrated signs of recovery as the commonwealth’s unemployment rate of 6.3% in August 2012 remained below the 8.1% national rate.3 Massachusetts experienced growth in employment sectors such as information;

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

3. Source: Bureau of Labor Statistics.

48 | Semiannual Report

and professional and business services. The commonwealth’s technology industry also buoyed economic activity, according to the University of Massachusetts, and business confidence finished higher at the end of the period compared to the previous year. However, employment gains were not enjoyed across the board, as the construction and the leisure and hospitality sectors contracted and the commonwealth was one of only two New England states where initial claims for unemployment insurance did not decline.

Overall, most reports indicated favorable developments in Massachusetts, including a second-quarter 2012 report that found the commonwealth’s merchandise exports climbed from the previous year’s levels and represented the highest dollar value among New England states. In addition, the average weekly hours and earnings of manufacturing production workers rose. Home prices in Massachusetts also proved more resilient than all but one of its New England peers, and year-to-date tax collections revenues were higher year-over-year.

Massachusetts’s debt levels remained among the nation’s highest, with net tax-supported debt at 9.4% of personal income and $4,814 per capita, compared with the 2.8% and $1,117 national medians.4 However, independent credit rating agency Moody’s Investors Service affirmed its Aa1 rating and stable outlook on Massachusetts’s general obligation bonds.5 The rating reflected the commonwealth’s high wealth and education attainment levels, demonstrated willingness to increase revenues and cut expenditures to balance the budget, healthy level of budget reserves and a new statutory mechanism to replenish reserves. In addition, the commonwealth has a consensus practice of revising revenue forecasts quarterly to enable mid-year budget adjustments, and large education and health care sector components, which helped maintain a lower unemployment rate than the national average. Future challenges Moody’s cited may include reduced federal funding for the state’s health sector, one of the state’s largest employment sectors; relatively low pension funding levels, although funding levels improved during the period; and high business and housing costs combined with slow population growth.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 6 for details.

4. Source: Moody’s Investors Service, “Median Report: 2012 State Debt Medians Report,” 5/22/12.

5. This does not indicate Moody’s rating of the Fund.

Semiannual Report | 49

Thank you for your continued participation in Franklin Massachusetts Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2012, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

50 | Semiannual Report

Performance Summary as of 8/31/12

Franklin Massachusetts Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Semiannual Report | 51

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

52 | Semiannual Report

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. Since the Fund concentrates its investments in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Classes C and Advisor) per share on 8/31/12.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/27/12 for the maximum combined effective federal and Massachusetts personal income tax rate of 38.41%, based on the federal income tax rate of 35.00%.

6. The 30-day standardized yield for the 30 days ended 8/31/12 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8. Effective 7/1/09, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/1/09, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 7/1/09, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/1/09 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +25.61% and +7.47%.

Semiannual Report | 53

Your Fund’s Expenses

Franklin Massachusetts Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

54 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

Semiannual Report | 55

Franklin New Jersey Tax-Free Income Fund

Your Fund’s Goal and Main Investments: Franklin New Jersey Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and New Jersey personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its net assets in securities that pay interest free from such taxes.1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

1. For state personal income taxes, the 80% minimum is measured by total Fund assets. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 164.

56 | Semiannual Report

*Assumes shares were purchased and held for the entire accrual period, which may differ from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

**The June distribution reflects additional days in the accrual period.

at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.44%, based on an annualization of the 3.79 cent per share August dividend and the maximum offering price of $13.22 on August 31, 2012. An investor in the 2012 maximum combined effective federal and New Jersey personal income tax bracket of 40.83% would need to earn a distribution rate of 5.81% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class B, C and Advisor shares’ performance, please see the Performance Summary. The reduction in dividend distributions from the start to the end of the period under review reflected generally declining interest rates. Additionally, investor demand was strong for municipal bonds in an environment of limited tax-exempt supply. These factors resulted in reduced income for the portfolio and caused dividends to decline overall.

State Update

New Jersey’s modest economic recovery continued with revenue growth reported during the period and in fiscal year 2011, reversing declines in fiscal years 2009 and 2010. Early in the period, sales tax revenues, the state’s second-largest revenue source, were ahead of previous year totals. The state took proactive measures to control long-term liabilities and introduced pension reforms, and independent credit rating agency Standard and Poor’s (S&P) cited the state’s effectiveness in allocating resources during a challenging economic environment. The state sought to reduce new borrowing in lieu of pay-as-you-go capital funding, which may have a notable impact in controlling net tax-supported debt.

Semiannual Report | 57

Although the state enjoys a diverse economy and high wealth levels, employment was a challenge as the state’s unemployment rate remained elevated. In addition, in August 2012 employment levels declined compared with August 2011 and the number of unemployed residents increased. In this environment, employment sectors such as construction and manufacturing contracted. Conversely, employment levels improved in the mining and logging, leisure and hospitality, and professional and business services sectors. New Jersey’s unemployment rate stood at 9.9% in August 2012, lagging the 8.1% national rate.3

New Jersey’s debt levels remained among the nation’s highest, with net tax-supported debt at 7.8% of personal income and $3,964 per capita, compared with the 2.8% and $1,117 national medians.4 Independent credit rating agency Moody’s Investors Service affirmed a rating of Aa3 for the state’s general obligation (GO) bonds, citing a stable outlook, and S&P assigned New Jersey GO bonds a rating of AA-.5 However, ratings agencies identified potential headwinds, including the state’s relatively weak finances, the expectation that recovery would be unlikely in the medium term due to rapidly rising fixed costs, a slow economic recovery, the potential for reduced federal funding, and no specific plan to improve reserves and pension and other post-employment benefit liabilities.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 6 for details.

Thank you for your continued participation in Franklin New Jersey Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2012, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

3. Source: Bureau of Labor Statistics.

4. Source: Moody’s Investors Service, “Median Report: 2012 State Debt Medians Report,” 5/22/12.

5. These do not indicate ratings of the Fund.

58 | Semiannual Report

Performance Summary as of 8/31/12

Franklin New Jersey Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Semiannual Report | 59

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class B: contingent deferred sales charge (CDSC) declining from 4% to 1% over six years, and eliminated thereafter; Class C: 1% CDSC in first year only; Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

60 | Semiannual Report

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. Since the Fund concentrates its investments in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund’s prospectus also includes a description of the main investment risks.

Class B: Class C:

These shares have higher annual fees and expenses than Class A shares.

Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Classes B, C and Advisor) per share on 8/31/12.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/27/12 for the maximum combined effective federal and New Jersey personal income tax rate of 40.83%, based on the federal income tax rate of 35.00%.

6. The 30-day standardized yield for the 30 days ended 8/31/12 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8. Effective 7/1/08, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/1/08, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 7/1/08, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/1/08 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +29.03% and +6.31%.

Semiannual Report | 61

Your Fund’s Expenses

Franklin New Jersey Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

62 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

Semiannual Report | 63

64 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 65

66 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited)

Franklin Double Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 91.9%		
U.S. Territories 91.9%		
Guam 14.7%		
Guam Education Financing Foundation COP, 5.00%, 10/01/23	$ 2,500,000	$ 2,520,950
Guam Government Business Privilege Tax Revenue,		
Series A, 5.25%, 1/01/36	5,000,000	5,639,550
Series A, 5.125%, 1/01/42	22,040,000	24,422,083
Series B-1, 5.00%, 1/01/37	2,500,000	2,758,225
Series B-1, 5.00%, 1/01/42	5,000,000	5,491,650
Guam Government Hotel Occupancy Tax Revenue, Refunding, Series A, 6.50%, 11/01/40	10,380,000	12,121,038
Guam Government Limited Obligation Revenue, Section 30, Series A,		
5.375%, 12/01/24	5,195,000	5,742,709
5.625%, 12/01/29	3,850,000	4,293,212
5.75%, 12/01/34	10,430,000	11,726,553
Guam International Airport Authority Revenue,		
Series A, NATL Insured, 5.25%, 10/01/20	1,725,000	1,762,950
Series A, NATL Insured, 5.25%, 10/01/22	700,000	712,285
Series B, NATL Insured, 5.25%, 10/01/22	1,000,000	1,017,550
Series B, NATL Insured, 5.25%, 10/01/23	1,000,000	1,015,550
Series C, NATL Insured, 5.25%, 10/01/21	5,000,000	5,004,100
Series C, NATL Insured, 5.00%, 10/01/23	5,000,000	5,039,150
Guam Power Authority Revenue, Refunding, Series A,		
5.50%, 10/01/30	3,000,000	3,201,030
5.50%, 10/01/40	19,800,000	20,650,212
NATL Insured, 5.125%, 10/01/29	1,975,000	1,975,573
NATL Insured, 5.25%, 10/01/34	7,000,000	7,001,540
		122,095,910
Puerto Rico 68.4%		
Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds,		
Refunding, 5.50%, 5/15/39	5,000,000	5,010,050
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A,		
6.00%, 7/01/38	3,100,000	3,278,622
Assured Guaranty, 5.125%, 7/01/47	23,620,000	24,773,601
Puerto Rico Commonwealth GO, Public Improvement,		
Refunding, Series A, 5.50%, 7/01/18	2,395,000	2,687,956
Refunding, Series A, 5.50%, 7/01/32	10,000,000	10,739,100
Refunding, Series A, 5.50%, 7/01/39	4,000,000	4,166,000
Refunding, Series A, 6.00%, 7/01/40	5,000,000	5,475,850
Refunding, Series A, 5.75%, 7/01/41	6,000,000	6,304,200
Refunding, Series B, 5.25%, 7/01/32	2,500,000	2,599,650
Refunding, Series B, 5.75%, 7/01/38	4,000,000	4,314,880
Refunding, Series C, 6.00%, 7/01/39	18,950,000	20,532,514
Refunding, Sub Series C-7, NATL Insured, 6.00%, 7/01/27	3,500,000	3,894,555
Refunding, Sub Series C-7, NATL Insured, 6.00%, 7/01/28	1,195,000	1,325,769
Series A, 5.25%, 7/01/29	2,100,000	2,210,145
Series A, 5.25%, 7/01/30	8,575,000	9,020,900
Series A, 6.00%, 7/01/38	3,000,000	3,259,890
Series A, FGIC Insured, 5.125%, 7/01/31	3,315,000	3,317,254

Semiannual Report | 67

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin Double Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
U.S. Territories (continued)		
Puerto Rico (continued)		
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue,		
NATL Insured, 5.50%, 7/01/28	$ 5,000,000	$ 5,603,500
Refunding, Series AA-2, 5.30%, 7/01/35	5,750,000	5,992,305
Refunding, Series CC, AGMC Insured, 5.25%, 7/01/32	2,000,000	2,364,080
Refunding, Series CC, AGMC Insured, 5.25%, 7/01/34	2,000,000	2,355,040
Series Y, Pre-Refunded, 5.50%, 7/01/36	11,850,000	14,123,422
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,		
Refunding, Series H, 5.00%, 7/01/35	15,000	15,101
Refunding, Series H, 5.45%, 7/01/35	3,980,000	4,226,641
Refunding, Series L, NATL Insured, 5.25%, 7/01/24	2,205,000	2,408,081
Refunding, Series M, 5.00%, 7/01/37	5,455,000	5,482,439
Refunding, Series N, FGIC Insured, 5.25%, 7/01/39	18,000,000	18,905,760
Series H, Pre-Refunded, 5.00%, 7/01/35	80,000	83,170
Series H, Pre-Refunded, 5.00%, 7/01/35	5,000	5,196
Series K, Pre-Refunded, 5.00%, 7/01/40	9,500,000	10,744,025
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue,		
Refunding, Series C, FGIC Insured, 5.50%, 7/01/22	6,285,000	6,941,845
Series B, 5.00%, 7/01/37	15,250,000	15,338,450
Series B, 5.00%, 7/01/37	5,500,000	5,581,895
Series B, 5.00%, 7/01/41	6,090,000	6,116,552
Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A, AMBAC Insured, 5.00%, 7/01/31	26,030,000	26,243,967
Puerto Rico Electric Power Authority Power Revenue,		
Refunding, Series A, 5.00%, 7/01/42	7,000,000	7,113,610
Refunding, Series SS, AGMC Insured, 5.00%, 7/01/30	3,015,000	3,185,106
Refunding, Series UU, Assured Guaranty, 5.00%, 7/01/26	6,500,000	6,884,280
Refunding, Series ZZ, 5.25%, 7/01/26	2,500,000	2,725,450
Series CCC, 5.25%, 7/01/27	5,000,000	5,426,300
Series CCC, 5.25%, 7/01/28	3,000,000	3,243,210
Series TT, 5.00%, 7/01/32	10,800,000	11,115,792
Series TT, 5.00%, 7/01/37	2,235,000	2,275,029
Series WW, 5.50%, 7/01/38	6,965,000	7,409,228
Series XX, 5.75%, 7/01/36	15,000,000	16,357,650
Series XX, 5.25%, 7/01/40	24,700,000	25,627,732
Puerto Rico HFAR,		
Capital Fund Modernization, 5.125%, 12/01/27	8,500,000	9,357,395
Capital Fund Program, 4.60%, 12/01/24	3,425,000	3,495,486
Puerto Rico HFC, HMR, MBS, Series A, GNMA Secured, 5.20%, 12/01/33	9,000,000	9,007,470
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Educational Facilities Revenue, University Plaza Project, Series A, NATL Insured, 5.00%, 7/01/33	6,000,000	6,009,660
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Industrial Revenue,		
Guaynabo Municipal Government Center Project, 5.625%, 7/01/15	2,550,000	2,555,483
Guaynabo Municipal Government Center Project, 5.625%, 7/01/22	3,160,000	3,162,591
Guaynabo Warehouse for Emergencies Project, Series A, 5.15%, 7/01/19	915,000	939,000
Guaynabo Warehouse for Emergencies Project, Series A, 5.20%, 7/01/24	4,120,000	4,219,828

68 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin Double Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
U.S. Territories (continued)		
Puerto Rico (continued)		
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities		
Financing Authority Revenue,		
Ana G. Mendez University System Project, Refunding, 5.00%, 4/01/21	$ 750,000	$ 780,728
Ana G. Mendez University System Project, Refunding, 5.375%, 12/01/21	1,865,000	1,886,056
Ana G. Mendez University System Project, Refunding, 5.00%, 4/01/22	845,000	874,871
Ana G. Mendez University System Project, Refunding, 5.00%, 4/01/27	4,000,000	4,069,880
Ana G. Mendez University System Project, Refunding, 5.125%, 4/01/32	2,000,000	2,030,920
Ana G. Mendez University System Project, Refunding, 5.375%, 4/01/42	3,005,000	3,035,110
Auxilio Mutuo Obligated Group, Refunding, Series A, 6.00%, 7/01/33	5,000,000	5,637,650
Inter American University of Puerto Rico Project, NATL Insured, 4.25%, 10/01/24	1,000,000	1,006,870
Inter American University of Puerto Rico Project, NATL Insured, 4.375%, 10/01/25	1,000,000	1,008,740
Inter American University of Puerto Rico Project, NATL Insured, 4.50%, 10/01/29	3,750,000	3,780,112
Inter American University of Puerto Rico Project, Refunding, 5.00%, 10/01/16	1,300,000	1,450,592
Inter American University of Puerto Rico Project, Refunding, 5.00%, 10/01/17	2,355,000	2,640,803
Inter American University of Puerto Rico Project, Refunding, 5.00%, 10/01/20	1,770,000	1,952,593
Inter American University of Puerto Rico Project, Refunding, 5.00%, 10/01/21	1,000,000	1,097,740
Inter American University of Puerto Rico Project, Refunding, 5.00%, 10/01/31	1,000,000	1,085,640
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Revenue,		
Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	5,970,000	5,972,925
Puerto Rico Infrastructure Financing Authority Revenue, Ports Authority Project, Series B,		
5.00%, 12/15/22	2,850,000	3,048,331
5.25%, 12/15/26	13,520,000	14,323,088
Puerto Rico Municipal Finance Agency GO, Series A, AGMC Insured, 5.00%,		
8/01/27	3,500,000	3,503,290
8/01/30	3,500,000	3,619,140
Puerto Rico PBA Guaranteed Revenue, Government Facilities,		
Refunding, Series M, 6.25%, 7/01/21	5,000,000	5,861,300
Refunding, Series N, 5.00%, 7/01/32	5,000,000	5,124,350
Refunding, Series N, 5.00%, 7/01/37	10,000,000	10,050,300
Refunding, Series P, 6.50%, 7/01/30	5,000,000	5,787,700
Refunding, Series P, 6.75%, 7/01/36	5,000,000	5,774,500
Refunding, Series Q, 5.625%, 7/01/39	8,985,000	9,379,262
Refunding, Series U, 5.25%, 7/01/42	5,000,000	5,060,850
Series I, 5.25%, 7/01/33	2,450,000	2,529,625
Series I, 5.00%, 7/01/36	4,000,000	4,019,040
Series I, Pre-Refunded, 5.25%, 7/01/33	50,000	54,392
Series I, Pre-Refunded, 5.375%, 7/01/34	5,000,000	5,450,450
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B,		
5.50%, 8/01/31	5,000,000	5,265,700
Puerto Rico Sales Tax FICO Sales Tax Revenue,		
Capital Appreciation, first sub., Series A, zero cpn. to 8/01/19, 6.25% thereafter, 8/01/33	7,000,000	6,179,320
first sub., Series A, 5.75%, 8/01/37	1,000,000	1,113,530
first sub., Series A, 6.00%, 8/01/42	17,850,000	19,995,391
first sub., Series A-1, 5.25%, 8/01/43	2,255,000	2,396,546
first sub., Series C, 5.25%, 8/01/41	2,700,000	2,855,385
Senior Series C, 5.25%, 8/01/40	4,560,000	5,029,954
Series A, 5.25%, 8/01/57	15,000,000	15,936,450

Semiannual Report | 69

70 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 71

72 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aFor the year ended February 29.
bFor the period December 1, 2008 (effective date) to February 28, 2009.

cThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund. dBased on average daily shares outstanding. eTotal return is not annualized for periods less than one year. fRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 73

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited)

Franklin Federal Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 91.1%		
Alabama 2.5%		
Alabama State Public School and College Authority Revenue, Capital Improvement, Refunding,		
Series A, 5.00%, 5/01/19	$ 7,750,000	$ 9,477,707
Chatom IDB Gulf Opportunity Zone Revenue, PowerSouth Energy Cooperative, Refunding,		
Series A, Assured Guaranty, 5.00%		
8/01/20	3,535,000	4,269,255
8/01/21	3,535,000	4,204,176
8/01/22	3,535,000	4,173,421
East Alabama Health Care Authority Health Care Facilities Revenue, Mandatory Put 9/01/18,		
Series A, 5.25%, 9/01/36	10,000,000	11,556,200
Series B, 5.50%, 9/01/33	13,500,000	15,787,710
Huntsville Health Care Authority Revenue, Series A, NATL Insured, 5.00%, 6/01/17	2,900,000	3,173,499
Jefferson County GO, Capital Improvement wts., Series A, NATL Insured, 5.00%, 4/01/17	2,195,000	2,047,211
Jefferson County Limited Obligation School wts. Revenue, Series A, 5.25%, 1/01/16	2,000,000	2,004,640
Shelby County Board of Education Revenue, Capital Outlay School wts., 5.00%,		
2/01/22	5,250,000	6,283,042
2/01/23	5,520,000	6,559,913
2/01/24	5,055,000	5,969,500
2/01/25	5,920,000	6,937,352
University of Alabama General Revenue, Series A, NATL Insured, 5.00%, 7/01/15	4,070,000	4,424,619
		86,868,245
Alaska 0.1%		
Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center Project,		
Assured Guaranty, 5.00%, 9/01/19	3,650,000	4,350,143
Arizona 5.7%		
Arizona Board of Regents Arizona State University System Revenue, Series C, 5.75%,		
7/01/20	500,000	609,570
7/01/21	500,000	603,420
[a]Arizona Health Facilities Authority Hospital System Revenue, Phoenix Children's Hospital,		
Refunding, Series A, 5.00%, 2/01/27	6,000,000	6,520,080
Arizona Health Facilities Authority Revenue, Banner Health,		
Series A, 5.00%, 1/01/22	8,000,000	9,034,240
Series D, 5.50%, 1/01/22	5,000,000	5,845,750
Series D, 5.00%, 1/01/23	5,000,000	5,682,900
Arizona School Facilities Board COP,		
5.25%, 9/01/19	10,000,000	11,769,400
Refunding, Series A-3, Assured Guaranty, 5.00%, 9/01/19	16,185,000	19,058,971
Arizona School Facilities Board Revenue, Series B, NATL RE, FGIC Insured, 4.00%,		
9/01/13	5,000,000	5,177,500
Arizona State COP, Department of Administration,		
Series A, AGMC Insured, 5.00%, 10/01/19	5,650,000	6,664,232
Series A, AGMC Insured, 5.25%, 10/01/21	10,000,000	11,828,600
Series A, AGMC Insured, 5.25%, 10/01/22	40,910,000	48,332,301
Series B, AGMC Insured, 5.00%, 10/01/20	14,860,000	17,385,011
Arizona State Transportation Board Highway Revenue, Refunding, Series A, 5.00%,		
7/01/24	5,000,000	6,049,700
7/01/25	5,000,000	6,014,400

74 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin Federal Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Arizona (continued)		
Arizona State University COP, Research Infrastructure Projects, AMBAC Insured, 5.25%, 9/01/16	$ 2,505,000	$ 2,702,494
Glendale IDA Hospital Revenue, John C. Lincoln Health Network, Refunding, Series B, 5.00%, 12/01/18	5,605,000	6,085,124
Maricopa County Hospital Revenue, Sun Health Corp., Pre-Refunded, 5.00%, 4/01/18	2,000,000	2,232,760
Phoenix Civic Improvement Corp. Airport Revenue, junior lien, Series A, 5.00%,		
7/01/19	1,900,000	2,258,967
7/01/20	1,300,000	1,556,009
7/01/21	4,200,000	4,951,254
Pima County Sewer System Revenue, Series B, 5.00%,		
7/01/24	6,030,000	7,111,722
7/01/25	4,500,000	5,276,430
Scottsdale IDA Hospital Revenue, Scottsdale Healthcare, Refunding, Series A, 5.00%, 9/01/21	4,000,000	4,382,560
Tempe IDA Lease Revenue, State University Foundation, AMBAC Insured, 4.00%,		
7/01/15	1,000,000	1,016,640
7/01/16	1,000,000	1,013,530
University Medical Center Corp. Hospital Revenue, 6.00%, 7/01/24	2,000,000	2,362,040
		201,525,605
Arkansas 0.3%		
Arkansas State Development Finance Authority Revenue, State Agencies Facilities, Corrections, Series B, AGMC Insured, 5.00%,		
11/01/17	1,955,000	2,175,133
11/01/19	1,065,000	1,167,602
Fort Smith Sales and Use Tax Revenue, Refunding and Improvement, 5.00%, 5/01/23	5,000,000	5,980,700
		9,323,435
California 11.3%		
California Health Facilities Financing Authority Revenue,		
Catholic Healthcare West, Series L, 5.125%, 7/01/22	7,505,000	8,155,383
Providence Health and Services, Series C, 6.00%, 10/01/18	500,000	629,395
Scripps Health, Series A, 5.00%, 10/01/21	5,000,000	5,788,200
Sutter Health, Refunding, Series B, 5.00%, 8/15/22	4,000,000	4,722,520
Sutter Health, Refunding, Series B, 5.25%, 8/15/23	13,000,000	15,550,080
California State GO,		
5.50%, 4/01/21	20,000,000	24,357,800
Pre-Refunded, 5.00%, 2/01/17	2,740,000	2,858,313
Pre-Refunded, 5.25%, 11/01/17	7,680,000	8,120,832
Refunding, 5.00%, 2/01/17	260,000	270,525
Refunding, 5.00%, 8/01/21	20,000,000	22,934,600
Refunding, 5.25%, 9/01/25	15,000,000	18,127,050
Various Purpose, 5.25%, 11/01/17	2,320,000	2,455,674
Various Purpose, 5.25%, 10/01/23	25,050,000	30,883,143
Various Purpose, 5.25%, 10/01/24	9,780,000	11,976,881
Various Purpose, 5.25%, 10/01/25	5,000,000	6,019,500
Various Purpose, XLCA Insured, 5.00%, 11/01/22	4,805,000	5,602,101

Semiannual Report | 75

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin Federal Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
California (continued)		
California State Public Works Board Lease Revenue, Various Capital Projects,		
Series A, 5.00%, 10/01/20	$ 2,000,000	$ 2,372,940
Series A, 5.25%, 10/01/22	3,300,000	3,964,026
Series A, 5.25%, 10/01/23	5,365,000	6,373,405
Series A, 5.25%, 10/01/24	3,000,000	3,511,650
Series A, 5.25%, 10/01/25	3,000,000	3,462,870
Series G, Sub Series G-1, 5.25%, 10/01/18	5,605,000	6,651,790
Series G, Sub Series G-1, 5.25%, 10/01/19	10,000,000	11,950,500
Series G, Sub Series G-1, 5.00%, 10/01/21	15,055,000	17,300,905
Series I, 5.00%, 11/01/18	4,000,000	4,698,960
Series I, 5.25%, 11/01/20	5,000,000	5,916,900
California Statewide CDA Revenue,		
Enloe Medical Center, Series A, California Mortgage Insured, 5.25%, 8/15/19	1,990,000	2,249,317
Enloe Medical Center, Series A, California Mortgage Insured, 5.375%, 8/15/20	1,650,000	1,852,241
Sutter Health, Refunding, Series A, 5.25%, 8/15/24	4,000,000	4,712,120
El Dorado Irrigation District COP, Refunding, Series A, Assured Guaranty,		
5.00%, 8/01/22	2,610,000	2,947,108
5.25%, 8/01/23	2,860,000	3,250,819
Livermore-Amador Valley Water Management Agency Sewer Revenue, Refunding, 5.00%,		
8/01/24	5,660,000	6,649,651
8/01/25	4,765,000	5,577,671
Los Angeles Department of Water and Power Revenue, Refunding, Series B, 5.25%, 7/01/24	17,000,000	20,254,310
Los Angeles Department of Water and Power Waterworks Revenue, Refunding, Series B, NATL Insured, 4.25%, 7/01/17	4,000,000	4,122,840
Los Angeles Municipal Improvement Corp. Lease Revenue, Capital Equipment, Refunding, Series A, Assured Guaranty,		
5.00%, 4/01/17	3,215,000	3,677,992
5.25%, 4/01/18	2,495,000	2,916,031
5.25%, 4/01/19	3,180,000	3,731,953
Los Angeles USD, GO,		
Election of 2002, Series A, NATL Insured, Pre-Refunded, 4.25%, 7/01/16	2,500,000	2,582,650
Election of 2004, Series F, FGIC Insured, 5.00%, 7/01/24	6,700,000	7,514,117
Election of 2005, Series F, 5.00%, 7/01/22	5,675,000	6,683,845
Orange County Airport Revenue, 5.00%,		
7/01/20	3,465,000	4,151,347
7/01/21	7,545,000	8,917,737
San Diego Community College District GO, Refunding, 5.00%, 8/01/25	21,370,000	26,453,282
San Francisco City and County COP, Multiple Capital Improvement Projects, Series A,		
5.00%, 4/01/25	4,000,000	4,522,080
5.25%, 4/01/26	2,500,000	2,842,650
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Capital Appreciation, Refunding, Series A, 5.65%, 1/15/17	3,000,000	3,134,130
San Jose RDA Tax Allocation, Merged Area, Refunding, Series D, Assured Guaranty, 5.00%,		
8/01/21	10,000,000	10,582,300
8/01/22	10,000,000	10,550,100
Tulare Joint UHSD, GO, Election of 2004, Series A, NATL Insured, 5.00%, 8/01/16	2,870,000	3,098,739
Tuolumne Wind Project Authority Revenue, Tuolumne Co. Project, Series A, 5.25%, 1/01/23	8,000,000	9,278,320
Val Verde USD, COP, FGIC Insured, ETM, 5.00%, 1/01/15	1,000,000	1,104,620
		398,013,913

76 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin Federal Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Colorado 1.3%		
Adams County PCR, Public Service Co. of Colorado Project, Refunding, Series A, NATL Insured, 4.375%, 9/01/17	$17,000,000	$ 18,401,310
Denver City and County Excise Tax Revenue, Refunding, Series A, AGMC Insured, 5.00%, 9/01/20	10,090,000	12,132,418
E-470 Public Highway Authority Revenue, Series D, Sub Series D-1, NATL Insured, 5.50%, 9/01/24	8,000,000	8,729,840
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 5.75%, 11/15/18	4,280,000	4,796,510
		44,060,078
Florida 7.2%		
Broward County School Board COP, Series A, AGMC Insured, 5.00%, 7/01/16	5,915,000	6,494,670
Broward County Water and Sewer Utility Revenue, Refunding, Series B, 5.00%,		
10/01/24	6,000,000	7,553,100
10/01/25	6,325,000	7,910,172
Citizens Property Insurance Corp. Revenue, High-Risk Account, senior secured, Series A-1,		
5.00%, 6/01/16	40,415,000	45,346,842
5.25%, 6/01/17	3,250,000	3,729,668
6.00%, 6/01/17	5,000,000	5,906,700
Collier County School Board COP, AGMC Insured, 5.00%, 2/15/22	5,075,000	5,776,822
Hillsborough County Capacity Assessment Special Assessment Revenue, NATL RE, FGIC Insured, 5.00%, 3/01/19	5,000,000	5,395,700
Hillsborough County IDA, PCR, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18	6,500,000	7,802,925
Jacksonville Sales Tax Revenue, Better Jacksonville, Refunding, Series A, 5.00%, 10/01/28	6,000,000	6,990,720
Marion County Public Improvement Revenue, Refunding, NATL Insured,		
4.20%, 12/01/12	1,400,000	1,410,948
4.30%, 12/01/13	1,800,000	1,813,554
Miami-Dade County Aviation Revenue, Miami International Airport, Refunding, Series A,		
4.25%, 10/01/18	6,920,000	7,734,276
4.50%, 10/01/19	4,805,000	5,437,434
5.00%, 10/01/21	5,000,000	5,824,800
5.00%, 10/01/22	5,890,000	6,810,784
5.25%, 10/01/23	4,875,000	5,671,039
Miami-Dade County School Board COP, Series A, Assured Guaranty, 5.00%, 2/01/23	12,115,000	13,697,461
Miami-Dade County Transit System Sales Surtax Revenue, Sales Tax, 5.00%,		
7/01/24	2,250,000	2,682,968
7/01/25	3,000,000	3,546,120
7/01/26	4,000,000	4,713,160
7/01/27	4,000,000	4,687,040
Orange County School Board COP, Series B, NATL RE, FGIC Insured, 5.00%,		
8/01/18	5,150,000	5,741,529
8/01/19	5,985,000	6,610,672
Orlando Utilities Commission Utility System Revenue, Refunding, Series A, 5.00%,		
10/01/23	4,000,000	5,076,960
10/01/24	2,405,000	3,065,509
10/01/25	2,000,000	2,554,500
Orlando Wastewater Services Revenue, Refunding, Series A, AMBAC Insured, 4.00%, 10/01/14	5,000,000	5,009,400
Palm Beach County School Board COP, Series E, NATL Insured, 5.00%, 8/01/21	6,060,000	6,932,337

Semiannual Report | 77

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin Federal Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Florida (continued)		
Palm Beach County Solid Waste Authority Revenue, Refunding, 5.00%, 10/01/23	$17,290,000	$ 20,918,306
Pasco County Solid Waste Disposal and Resource Recovery System Revenue, Series D, AGMC Insured, 5.00%,		
10/01/22	9,490,000	10,621,872
10/01/24	10,455,000	11,684,717
South Miami Health Facilities Authority Hospital Revenue, Baptist Health South Florida Obligated Group, 5.00%, 8/15/19	5,000,000	5,694,800
		250,847,505
Georgia 1.1%		
Atlanta Tax Allocation, Atlantic Station Project, Refunding, Assured Guaranty, 5.25%,		
12/01/20	1,500,000	1,659,285
12/01/21	1,000,000	1,097,550
Atlanta Water and Wastewater Revenue, Refunding, Series B, AGMC Insured, 5.00%,		
11/01/20	8,575,000	10,087,544
11/01/21	9,230,000	10,680,126
Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center, 5.30%, 12/01/13	1,020,000	1,022,101
Municipal Electric Authority Revenue, Series B, 5.00%, 1/01/20	10,000,000	11,972,800
South Georgia Governmental Services Authority Revenue, NATL RE, FGIC Insured, 5.00%, 1/01/16	2,650,000	2,795,962
		39,315,368
Illinois 5.3%		
Chicago Board of Education GO, Dedicated Revenues, Refunding, Series B, AMBAC Insured, 5.00%, 12/01/21	16,015,000	18,220,746
Chicago GO,		
Project and Refunding, Series A, AGMC Insured, 5.00%, 1/01/20	22,490,000	24,867,193
Project and Refunding, Series A, AMBAC Insured, 5.00%, 1/01/21	10,280,000	11,540,739
Refunding, Series A, 5.00%, 1/01/22	10,935,000	12,697,285
Refunding, Series C, 5.00%, 1/01/24	15,185,000	17,812,764
Series A, 5.00%, 12/01/21	5,500,000	6,635,695
Chicago O'Hare International Airport Revenue,		
AGMC Insured, 5.25%, 1/01/22	5,215,000	6,214,768
Refunding, Series B, AGMC Insured, 5.00%, 1/01/18	10,670,000	12,192,396
Refunding, Series B, AGMC Insured, 5.00%, 1/01/20	7,850,000	8,882,275
Chicago Transit Authority Capital Grant Receipts Revenue, Federal Transit Administration Section 5307, Refunding, AGMC Insured, 5.25%, 6/01/25	6,125,000	7,024,762
Cook County GO, Refunding, Series A, 5.25%, 11/15/22	12,395,000	14,974,523
Illinois Finance Authority Revenue, Rush University Medical Center Obligated Group, Series A, 6.75%, 11/01/24	5,000,000	6,137,450
Illinois State GO, Refunding, AGMC Insured, 5.00%, 1/01/19	12,000,000	13,841,760
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Refunding, Series B, 5.00%,		
12/15/22	5,000,000	6,080,800
12/15/22	2,000,000	2,282,660
6/15/23	4,000,000	4,778,040
Southwestern Illinois Development Authority Revenue, Local Government Program, Edwardsville Community Unit School District No. 7 Project, AGMC Insured, 5.00%, 12/01/19	11,005,000	12,393,061
		186,576,917

78 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin Federal Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Kentucky 0.8%		
Kentucky Asset/Liability Commission Agency Fund Revenue, Project Notes, Federal Highway Trust, First Series A, 5.00%, 9/01/20	$ 6,000,000	$ 7,462,620
Kentucky State Property and Buildings Commission Revenues, Project No. 87, Refunding, NATL RE, FGIC Insured, 5.00%, 3/01/23	11,000,000	12,249,160
Kentucky State Turnpike Authority Economic Development Road Revenue, 5.00%, 7/01/22	1,000,000	1,180,550
Louisville and Jefferson County Metropolitan Sewer District Sewer and Drainage System Revenue, Refunding, Series A, 5.00%, 5/15/24	7,000,000	8,492,960
		29,385,290
Louisiana 1.6%		
Jefferson Sales Tax District Special Sales Tax Revenue, Refunding, Series B, Assured Guaranty, 5.00%, 12/01/21	15,000,000	17,489,250
Louisiana State Citizens Property Insurance Corp. Assessment Revenue, Series B, AMBAC Insured, 5.00%, 6/01/19	20,000,000	22,402,000
New Orleans Aviation Board Revenue, Restructuring GARB, Refunding, Series A-1, Assured Guaranty, 6.00%, 1/01/23	2,000,000	2,365,700
New Orleans GO, Radian Insured, 5.00%, 12/01/25	7,915,000	8,700,564
Orleans Parish Parishwide School District GO, Refunding, AGMC Insured, 5.00%, 9/01/18	5,000,000	5,854,600
		56,812,114
Maryland 0.4%		
Maryland State EDC Student Housing Revenue, University of Maryland College Park Projects, Refunding, Assured Guaranty, 5.00%,		
6/01/19	1,445,000	1,586,032
6/01/20	1,000,000	1,090,470
Maryland State Health and Higher Educational Facilities Authority Revenue,		
Peninsula Regional Medical Center, 5.00%, 7/01/18	1,600,000	1,763,216
Peninsula Regional Medical Center, 5.00%, 7/01/19	1,430,000	1,565,964
Peninsula Regional Medical Center, 5.00%, 7/01/20	1,000,000	1,088,970
Washington County Hospital, 5.25%, 1/01/22	1,000,000	1,095,400
Washington County Hospital, 5.25%, 1/01/23	1,250,000	1,366,688
Western Maryland Health System, Refunding, Series A, NATL Insured, 5.00%, 1/01/19	2,920,000	3,274,809
		12,831,549
Massachusetts 0.6%		
Massachusetts State Department of Transportation Metropolitan Highway System Revenue,		
Contract Assistance, Series B, 5.00%, 1/01/20	5,000,000	6,130,950
Senior, Refunding, Series B, 5.00%, 1/01/17	5,000,000	5,720,150
Senior, Refunding, Series B, 5.00%, 1/01/18	5,000,000	5,813,550
Massachusetts State Health and Educational Facilities Authority Revenue, CareGroup, Series B-2, NATL Insured, 5.375%, 2/01/26	1,720,000	1,937,442
		19,602,092
Michigan 3.9%		
Detroit GO,		
Distribution State Aid, 5.00%, 11/01/19	6,775,000	7,906,832
Distribution State Aid, 5.00%, 11/01/20	6,000,000	7,003,620
Series A-1, NATL Insured, 5.00%, 4/01/19	5,000,000	4,685,150
Series B, AGMC Insured, 5.00%, 4/01/18	2,635,000	2,742,218
Series B, AGMC Insured, 5.00%, 4/01/19	2,515,000	2,591,909

Semiannual Report | 79

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin Federal Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Michigan (continued)		
Michigan Municipal Bond Authority Revenue, Local Government Loan Program, Group A, Refunding, Series B, AMBAC Insured, 5.00%,		
12/01/17	$ 1,000,000	$ 1,040,940
12/01/18	1,000,000	1,031,370
Michigan State Finance Authority Revenue, School District of the City of Detroit, Refunding,		
5.25%, 6/01/17	10,640,000	11,969,255
5.50%, 6/01/21	6,000,000	6,925,500
Michigan State GO, Refunding, Series A, 5.25%, 11/01/22	10,000,000	11,552,800
Michigan State HDA, SFMR, Series A, 5.00%, 12/01/19	10,000,000	10,639,400
Michigan State Hospital Finance Authority Revenue, Trinity Health Credit Group, Mandatory Put 12/01/17, Refunding, Series A, 6.00%, 12/01/34	10,000,000	12,360,000
Michigan State Revenue, Grant Anticipation Bonds, AGMC Insured, 5.25%, 9/15/20	7,500,000	8,628,750
Michigan State Strategic Fund Limited Obligation Revenue,		
Detroit Edison Co. Exempt Facilities Project, Mandatory Put 8/01/16, Refunding, Series ET, Sub Series ET-2, 5.50%, 8/01/29	7,000,000	8,167,530
Michigan House of Representatives Facilities, Series A, Assured Guaranty, 5.25%, 10/15/22	4,000,000	4,510,680
Michigan House of Representatives Facilities, Series A, Assured Guaranty, 5.25%, 10/15/23	1,000,000	1,119,960
Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital Obligated Group, Refunding, Series V, 6.25%, 9/01/14	3,000,000	3,244,590
Saginaw-Midland Municipal Water Supply Corp. Revenue, Water Supply System, NATL Insured, Pre-Refunded, 4.25%, 9/01/13	1,245,000	1,269,116
South Lyon Community Schools GO, Refunding, NATL RE, FGIC Insured, 5.00%, 5/01/16	3,040,000	3,475,054
Wayne State University Revenues, Refunding, Series A, 5.00%,		
11/15/18	4,265,000	4,960,664
11/15/19	5,210,000	6,171,453
11/15/20	5,255,000	6,099,636
Wayne-Westland Community Schools GO, Refunding,		
4.625%, 5/01/13	1,095,000	1,124,028
AGMC Insured, 5.00%, 5/01/16	2,825,000	3,097,500
Wyandotte Electric System Revenue, Refunding, Series A, Assured Guaranty, 5.00%, 10/01/17	3,955,000	4,467,212
		136,785,167
Minnesota 0.5%		
Minnesota Agricultural and Economic Development Board Revenue, Health Care Facilities, Essentia Health Obligated Group, Series C-1, Assured Guaranty,		
5.00%, 2/15/21	4,165,000	4,905,120
5.00%, 2/15/22	5,570,000	6,501,917
5.25%, 2/15/23	5,000,000	5,883,750
		17,290,787
Missouri 0.7%		
Hannibal IDA Health Facilities Revenue, Refunding, 5.00%, 3/01/19	1,675,000	1,787,393
Jackson County Reorganized School District No. 7 Lee's Summit GO, School Building, NATL Insured, 5.00%,		
3/01/16	1,020,000	1,085,515
3/01/16	980,000	1,044,611

80 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin Federal Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Missouri (continued)		
Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Plum Point Project, NATL Insured, 5.00%,		
1/01/17	$ 1,500,000	$ 1,627,170
1/01/19	1,000,000	1,070,880
Springfield Public Utility Revenue, NATL RE, FGIC Insured, 4.50%, 8/01/21	15,245,000	17,015,249
		23,630,818
Nevada 1.5%		
Clark County Airport Revenue, System, sub. lien, Series C, AGMC Insured, 5.00%,		
7/01/22	5,000,000	5,785,900
7/01/23	15,000,000	17,215,650
Clark County School District GO, Refunding, Series A, NATL RE, FGIC Insured, 4.50%, 6/15/19	5,000,000	5,730,150
Clark County Water Reclamation District GO,		
Series A, 5.25%, 7/01/21	3,435,000	4,224,432
Series A, 5.25%, 7/01/22	3,120,000	3,821,251
Series B, 5.25%, 7/01/21	3,430,000	4,218,283
Series B, 5.25%, 7/01/22	3,615,000	4,440,557
Washoe County School District GO, Limited Tax, Refunding, Series A, 5.00%, 6/01/25	6,130,000	7,283,543
		52,719,766
New Hampshire 0.3%		
Manchester General Airport Revenue, General, Series A, AGMC Insured, 5.00%, 1/01/25	7,930,000	9,072,079
New Jersey 7.9%		
Hudson County Improvement Authority Facility Lease Revenue, Hudson County Lease Project, Refunding, AGMC Insured, 5.375%,		
10/01/22	5,220,000	6,356,394
10/01/23	5,375,000	6,569,755
10/01/24	2,050,000	2,521,193
New Jersey EDA Revenue, School Facilities Construction, Refunding,		
Series DD-1, 5.00%, 12/15/18	20,000,000	23,846,400
Series EE, 5.25%, 9/01/24	12,210,000	14,384,845
New Jersey Health Care Facilities Financing Authority Revenue, Barnabas Health, Refunding, Series A, 5.00%,		
7/01/20	10,000,000	11,287,700
7/01/21	20,535,000	23,236,790
New Jersey State COP, Equipment Lease Purchase, Series A,		
5.25%, 6/15/22	10,000,000	11,462,100
5.25%, 6/15/23	17,945,000	20,485,653
AMBAC Insured, 5.00%, 6/15/17	5,000,000	5,298,950
New Jersey State Educational Facilities Authority Revenue, Kean University, Refunding, Series A, 5.00%, 9/01/21	6,000,000	7,125,120
New Jersey State Higher Education Assistance Authority Student Loan Revenue,		
Refunding, Series 1A, 5.00%, 12/01/17	3,250,000	3,742,797
Refunding, Series 1A, 5.25%, 12/01/19	2,500,000	2,954,225
Refunding, Series 1A, 4.75%, 12/01/21	7,500,000	8,409,900
Refunding, Series 1A, 4.75%, 12/01/22	10,000,000	11,123,400
Series A, 5.375%, 6/01/24	15,000,000	16,962,150

Semiannual Report | 81

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin Federal Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
New Jersey (continued)		
New Jersey State Transportation Trust Fund Authority Revenue, Transportation System,		
Refunding, Series A, 5.25%, 12/15/21	$10,000,000	$ 12,432,100
Refunding, Series A, 5.50%, 12/15/22	25,000,000	31,525,250
Refunding, Series A, Assured Guaranty, 5.50%, 12/15/22	11,465,000	14,635,990
Series D, AGMC Insured, 5.00%, 6/15/19	5,630,000	6,221,882
New Jersey State Turnpike Authority Turnpike Revenue, Series H, 5.00%,		
1/01/20	10,000,000	11,936,100
1/01/21	20,000,000	23,727,400
		276,246,094
New York 10.9%		
Erie County IDA School Facility Revenue, City School District of the City of Buffalo Project,		
Refunding, 5.00%, 5/01/23	6,235,000	7,522,715
Refunding, 5.00%, 5/01/24	8,000,000	9,591,680
Series A, 5.00%, 5/01/22	14,840,000	17,159,492
Series A, AGMC Insured, 5.75%, 5/01/22	5,000,000	5,926,800
Long Island Power Authority Electric System Revenue, General, Refunding,		
Series A, NATL RE, FGIC Insured, 5.00%, 12/01/19	7,000,000	7,944,160
Series B, 5.00%, 9/01/26	5,000,000	5,928,550
Series E, NATL RE, FGIC Insured, 5.00%, 12/01/18	8,500,000	9,856,770
MTA Revenue, Transportation,		
Refunding, Series F, 5.00%, 11/15/15	1,250,000	1,416,375
Series A, AGMC Insured, 5.00%, 11/15/20	5,000,000	5,838,150
Series A, AGMC Insured, 5.50%, 11/15/20	4,365,000	5,450,357
Series C, 5.00%, 11/15/16	1,150,000	1,339,900
Series C, 5.75%, 11/15/18	15,000,000	17,353,050
Nassau County Local Economic Assistance and FICO Revenue, Catholic Health Services,		
Refunding, 5.00%, 7/01/21	9,000,000	10,400,490
New York City GO,		
Refunding, Series G, 5.00%, 8/01/21	7,000,000	8,273,720
Refunding, Series H, 5.00%, 8/01/17	4,330,000	4,708,009
Refunding, Series I, 5.00%, 8/01/24	11,420,000	14,079,604
Series D, 5.00%, 12/01/21	5,000,000	5,969,800
Series F, 4.75%, 1/15/16	1,535,000	1,558,762
Series F, Pre-Refunded, 4.75%, 1/15/16	1,465,000	1,488,909
Series H, 5.00%, 8/01/16	3,000,000	3,269,130
Series J, Sub Series J-1, AGMC Insured, 5.00%, 6/01/20	10,000,000	11,415,600
Series O, 5.00%, 6/01/19	5,000,000	5,575,800
New York City Transitional Finance Authority Building Aid Revenue, Fiscal 2009,		
Series S-3, 5.00%, 1/15/23	5,000,000	5,917,500
Series S-4, 5.00%, 1/15/21	4,665,000	5,551,817
New York City Transitional Finance Authority Revenue, Future Tax Secured,		
Refunding, Sub Series A-1, 5.00%, 11/01/23	11,500,000	14,209,630
Series C, 5.00%, 11/01/23	12,805,000	15,573,825
Series D, 5.00%, 11/01/24	7,620,000	9,337,319
New York State Dormitory Authority Lease Revenue, Third General Resolution,		
State University Educational Facilities, Refunding, Series A, 5.00%,		
5/15/23	8,435,000	10,386,690
5/15/24	7,000,000	8,565,200

32 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin Federal Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
New York (continued)		
New York State Dormitory Authority Revenue, Mortgage, St. Barnabas Hospital, Series B, FHA Insured, 4.25%, 8/01/14	$ 2,355,000	$ 2,361,076
New York State Dormitory Authority Revenues,		
Non-State Supported Debt, School Districts Revenue, Bond Financing Program, Series A, Assured Guaranty, 5.00%, 10/01/24	5,000,000	5,735,500
State Supported Debt, City University System, Consolidated Fifth General Resolution, Series A, NATL RE, FGIC Insured, 5.50%, 7/01/23	7,915,000	10,179,481
State Supported Debt, Mental Health Services Facilities Improvement, Refunding, Series A-1, 5.50%, 2/15/18	10,000,000	12,123,400
State Supported Debt, Mental Health Services Facilities Improvement, Refunding, Series A-1, 5.00%, 2/15/19	3,245,000	3,897,926
State Supported Debt, Mental Health Services Facilities Improvement, Refunding, Series D, NATL Insured, 5.00%, 8/15/17	190,000	190,169
New York State Local Government Assistance Corp. Revenue, sub. lien, Refunding, Series B, 5.00%, 4/01/21	12,000,000	14,734,440
New York State Thruway Authority General Revenue,		
Refunding, Series H, NATL RE, FGIC Insured, 5.00%, 1/01/22	10,000,000	11,566,600
Series I, 5.00%, 1/01/26	10,000,000	11,838,300
New York State Thruway Authority Revenue, Local Highway and Bridge Service Contract, Refunding, 5.00%, 4/01/19	9,570,000	11,664,682
[a]New York State Thruway Authority State Personal Income Tax Revenue, Transportation, Refunding, Series A, 5.00%, 3/15/25	11,500,000	14,007,000
New York State Urban Development Corp. Revenue, Service Contract, Refunding, Series A, Sub Series A-1, 5.00%, 1/01/20	6,500,000	7,846,020
Rockland County Solid Waste Management Authority Revenue, Refunding, Series A, Assured Guaranty, 5.375%, 12/15/18	5,365,000	6,269,002
Suffolk County EDC Revenue, Catholic Health Services, Refunding, 5.00%, 7/01/22	10,000,000	11,455,900
Triborough Bridge and Tunnel Authority Revenues, General, Refunding, Series B, 5.00%, 11/15/23	20,000,000	25,045,600
		380,524,900
North Carolina 1.7%		
The Charlotte-Mecklenburg Hospital Authority Health Care Revenue, Carolinas HealthCare System, Series A, AGMC Insured, 5.00%, 1/15/22	10,000,000	10,948,000
North Carolina Eastern Municipal Power Agency Power System Revenue,		
Refunding, Series A, 5.00%, 1/01/21	10,000,000	12,067,100
Refunding, Series A, Assured Guaranty, 5.25%, 1/01/19	15,000,000	17,772,450
Series C, Assured Guaranty, 6.00%, 1/01/19	2,500,000	2,922,075
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue, Refunding,		
Series A, 5.25%, 1/01/20	4,500,000	5,274,090
Series B, 5.00%, 1/01/20	8,000,000	9,614,320
Oak Island Enterprise System Revenue, Assured Guaranty, 5.50%, 6/01/23	1,735,000	2,024,155
		60,622,190
Ohio 5.0%		
Akron GO, Various Purpose, Improvement, NATL Insured, Pre-Refunded, 4.125%, 12/01/14	1,000,000	1,009,330
Akron Income Tax Revenue, Community Learning Centers, Refunding, Series A, 5.00%,		
12/01/24	5,265,000	6,421,457
12/01/25	6,645,000	8,046,896
12/01/26	8,240,000	9,923,185

Semiannual Report | 83

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin Federal Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Ohio (continued)		
Allen County GO, Refunding, AMBAC Insured, 4.75%, 12/01/17	$ 2,180,000	$ 2,200,034
American Municipal Power-Ohio Inc. Revenue, Refunding, 5.25%,		
2/15/20	6,000,000	7,037,760
2/15/21	11,500,000	13,392,095
Cleveland Airport System Revenue, Refunding, Series A, AGMC Insured, 5.00%,		
1/01/25	5,000,000	5,655,500
1/01/26	5,000,000	5,617,150
Cleveland Municipal School District GO, AGMC Insured, 5.00%,		
12/01/14	1,915,000	2,065,500
12/01/15	1,510,000	1,628,399
12/01/16	1,400,000	1,508,500
Cuyahoga County EDR, Medical Mart/Convention Center Project, Series F, 5.00%,		
12/01/20	7,000,000	8,381,450
12/01/21	7,300,000	8,650,573
Hamilton City School District GO, School Improvement, AGMC Insured, 5.00%, 12/01/24	5,000,000	5,621,450
Kent State University Revenues, General Receipts, Series A, 5.00%,		
5/01/23	1,200,000	1,456,992
5/01/24	1,500,000	1,809,795
5/01/25	1,500,000	1,798,440
5/01/26	1,600,000	1,907,808
Lake Local School District GO, School Improvement, NATL Insured, 5.20%, 12/01/17	375,000	378,172
Lakewood City School District GO, School Improvement, Refunding, AGMC Insured, 4.50%, 12/01/22	2,900,000	3,217,492
Mason City School District GO, School Improvement, Refunding, NATL RE, FGIC Insured, 5.00%, 12/01/15	2,670,000	3,049,621
Montgomery County Revenue, Miami Valley Hospital, Mandatory Put 11/15/14, Refunding, Series B, 5.25%, 11/15/39	4,000,000	4,331,160
Nordonia Hills City School District GO, School Improvement, Refunding, NATL RE, FGIC Insured, 4.50%, 12/01/21	2,360,000	2,555,432
Ohio State Building Authority Revenue, Refunding, Series C, 5.00%, 10/01/22	5,780,000	6,937,445
Ohio State GO, Higher Education, Refunding, Series A, 5.00%,		
2/01/24	8,585,000	10,495,420
2/01/25	7,000,000	8,494,710
Ohio State Turnpike Commission Revenue, Refunding, Series A, NATL RE, FGIC Insured, 5.50%, 2/15/24	10,000,000	12,831,100
University of Cincinnati General Receipts Revenue, Series C, Assured Guaranty, 5.00%,		
6/01/21	11,810,000	14,062,757
6/01/22	11,675,000	13,799,033
Youngstown GO, AMBAC Insured, 6.125%, 12/01/15	1,050,000	1,088,377
		175,373,033
Oregon 0.9%		
Deschutes County Hospital Facility Authority Hospital Revenue, Cascade Healthcare Community Inc., Refunding, 7.375%, 1/01/23	2,000,000	2,465,180
Oregon State Department of Administrative Services COP, Series A, NATL RE, FGIC Insured, 5.00%, 11/01/19	2,340,000	2,679,675
Oregon State Department of Transportation Highway User Tax Revenue,		
Refunding, Series A, 5.00%, 11/15/25	10,000,000	12,564,400
senior lien, Series A, 5.00%, 11/15/22	5,840,000	6,976,464

84 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin Federal Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Oregon (continued)		
Portland Sewer System Revenue, second lien, Series B, NATL Insured, 5.00%,		
6/15/18	$ 3,135,000	$ 3,588,352
6/15/19	3,290,000	3,764,451
Salem Water and Sewer Revenue, NATL Insured, 4.10%, 6/01/16	1,035,000	1,058,308
		33,096,830
Pennsylvania 5.1%		
Allegheny County Hospital Development Authority Revenue, University of Pittsburgh Medical Center,		
Series A, 5.00%, 5/15/19	9,000,000	10,738,890
Series A, 5.00%, 5/15/20	7,500,000	8,949,000
Series B, 5.00%, 6/15/18	5,000,000	5,361,950
Allegheny County IDAR, Pollution Control, Duquesne Light Co. Project, Refunding, Series A, AMBAC Insured, 4.35%, 12/01/13	5,000,000	5,217,850
Commonwealth Financing Authority Revenue, Series C-1, AGMC Insured, 5.00%,		
6/01/22	4,130,000	4,945,097
6/01/23	4,345,000	5,158,384
Pennsylvania State Turnpike Commission Turnpike Revenue,		
Series B, 5.00%, 12/01/19	32,230,000	39,002,490
Series E, 5.00%, 12/01/24	5,000,000	5,993,100
Series E, 5.00%, 12/01/25	10,000,000	11,913,700
Subordinate, Refunding, Series C, Sub Series C-1, Assured Guaranty, 6.00%, 6/01/23	10,000,000	12,042,900
Subordinate, Series A, Assured Guaranty, 5.00%, 6/01/22	6,070,000	7,021,472
Philadelphia GO, Refunding, Series A, Assured Guaranty, 5.25%, 8/01/22	20,000,000	23,042,000
Philadelphia Municipal Authority Revenue, Lease, 6.00%, 4/01/22	7,065,000	8,389,546
Philadelphia Water and Wastewater Revenue,		
Refunding, Series A, AGMC Insured, 5.00%, 6/15/17	10,000,000	11,773,500
Refunding, Series A, AGMC Insured, 5.00%, 6/15/18	5,000,000	5,955,350
Refunding, Series A, AGMC Insured, 5.00%, 6/15/19	5,000,000	6,023,150
Series A, 5.00%, 1/01/20	1,210,000	1,409,602
Series A, 5.25%, 1/01/21	3,655,000	4,288,046
Series A, 5.25%, 1/01/22	2,330,000	2,723,094
		179,949,121
South Carolina 0.8%		
Anderson Water and Sewer System Revenue, Refunding, AGMC Insured, 5.00%,		
7/01/22	2,555,000	3,193,852
7/01/23	2,695,000	3,341,935
7/01/24	2,825,000	3,477,970
7/01/25	2,965,000	3,621,214
Rock Hill Utility System Revenue, Refunding and Improvement, Series A, AGMC Insured,		
4.00%, 1/01/14	980,000	989,594
Pre-Refunded, 4.00%, 1/01/14	1,020,000	1,032,332
Scago Educational Facilities Corp. for Pickens School District Revenue, Pickens County Project, AGMC Insured, 5.00%, 12/01/18	5,000,000	5,773,400
South Carolina Jobs EDA Hospital Revenue, Palmetto Health, Refunding and Improvement, 5.375%, 8/01/22	6,000,000	7,033,320
		28,463,617
Tennessee 0.6%		
Memphis GO, General Improvement, Refunding, Series A, 5.00%, 4/01/22	15,805,000	19,931,369

Semiannual Report | 85

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin Federal Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Texas 6.7%		
Austin Water and Wastewater System Revenue, Refunding, 5.00%,		
11/15/26	$ 4,835,000	$ 5,975,238
11/15/27	4,000,000	4,914,840
Brownsville Utility System Revenue, Refunding and Improvement, Series A, AGMC Insured, 5.00%, 9/01/22	8,455,000	9,115,251
Clear Creek ISD, GO, Refunding, Series A, 5.00%,		
2/15/25	11,370,000	13,821,940
2/15/26	12,060,000	14,558,953
Dallas County Utility and Reclamation District GO, Refunding,		
Series A, AMBAC Insured, 5.15%, 2/15/21	3,025,000	3,235,026
Series B, AMBAC Insured, 5.15%, 2/15/21	8,025,000	8,582,176
Dallas Waterworks and Sewer System Revenue, Refunding,		
ᵃ5.00%, 10/01/23	5,000,000	6,304,600
AMBAC Insured, 4.50%, 10/01/19	10,000,000	11,422,300
Dallas-Fort Worth International Airport Revenue, Joint, Refunding, Series A, 5.00%,		
11/01/23	1,500,000	1,663,260
11/01/24	1,000,000	1,103,820
ᵃFort Worth GO, Refunding and Improvement, 5.00%,		
3/01/25	6,000,000	7,310,760
3/01/26	6,790,000	8,241,227
Harris County Hospital District Revenue, senior lien, Refunding, Series A, NATL Insured, 5.00%, 2/15/22	4,165,000	4,570,671
Houston GO, Public Improvement, Refunding, Series A, 5.00%, 3/01/22	10,000,000	12,068,400
Laredo ISD Public Facility Corp. Lease Revenue, Series C, AMBAC Insured, 5.00%, 8/01/19	1,000,000	1,010,490
Lower Colorado River Authority Transmission Contract Revenue, LCRA Transmission Services Corp. Project, Refunding,		
Series A, 5.00%, 5/15/24	6,000,000	7,032,060
Series B, 5.00%, 5/15/24	10,620,000	12,446,746
North Texas Tollway Authority Revenue, Special Projects System, Series D, 5.00%, 9/01/24	12,000,000	14,443,920
Sabine River Authority PCR, Southwestern Electric Power Co. Project, Refunding, NATL Insured, 4.95%, 3/01/18	15,000,000	16,938,750
San Antonio Electric and Gas Revenue, Refunding, 5.25%, 2/01/25	27,000,000	35,483,400
Tyler Health Facilities Development Corp. Hospital Revenue, East Texas Medical Center Regional Healthcare System Project, Refunding and Improvement, Series A, 5.25%,		
11/01/22	5,000,000	5,490,600
11/01/23	5,000,000	5,493,100
Williamson County GO, Limited Tax, Refunding, 5.00%,		
2/15/23	6,235,000	7,788,325
2/15/25	13,780,000	17,079,621
		236,095,474
Utah 0.7%		
Salt Lake County College Revenue, Refunding, 5.00%, 10/01/19	2,585,000	2,760,547
Utah State Board of Regents Student Loan Revenue, Refunding, Series EE-2, 5.00%,		
11/01/20	9,000,000	11,079,450
11/01/21	9,000,000	10,920,510
		24,760,507

86 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin Federal Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Virginia 1.3%		
Norfolk Water Revenue, Refunding, 5.00%,		
11/01/24	$ 6,145,000	$ 7,645,916
11/01/25	6,000,000	7,424,280
Virginia Beach Development Authority Public Facility Revenue, Refunding, Series B, 5.00%,		
8/01/19	12,635,000	15,459,428
8/01/20	13,450,000	16,607,119
		47,136,743
Washington 1.9%		
Seattle Municipal Light and Power Revenue, Refunding and Improvement, Series B, 5.00%,		
2/01/19	6,805,000	8,290,872
2/01/20	7,000,000	8,627,710
Washington State GO, Various Purpose, Series D, 5.00%,		
2/01/23	12,655,000	15,746,996
2/01/24	13,285,000	16,416,009
2/01/25	13,955,000	17,164,092
		66,245,679
Wisconsin 0.4%		
Wisconsin State Transportation Revenue, Series 1, 5.00%, 7/01/24	10,000,000	12,510,500
U.S. Territories 2.1%		
Guam 0.1%		
Guam Government Limited Obligation Revenue, Section 30, Series A, 5.50%,		
12/01/18	1,540,000	1,744,312
12/01/19	1,025,000	1,160,587
		2,904,899
Puerto Rico 2.0%		
Puerto Rico Commonwealth GO, Public Improvement,		
Refunding, Series A, 5.50%, 7/01/18	8,455,000	9,489,216
Series A, 5.00%, 7/01/23	4,000,000	4,159,280
Series A, 5.25%, 7/01/23	3,500,000	3,682,455
Series A, FGIC Insured, 5.50%, 7/01/21	2,500,000	2,762,525
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue, Transport, Series K, 5.00%, 7/01/19	5,000,000	5,269,600
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Refunding, Series C, AMBAC Insured, 5.50%, 7/01/24	10,000,000	11,053,300
Puerto Rico Electric Power Authority Power Revenue, Refunding,		
Series DDD, 5.00%, 7/01/21	8,745,000	9,685,612
Series SS, NATL Insured, 5.00%, 7/01/24	10,000,000	10,732,700
Series ZZ, 5.25%, 7/01/19	8,000,000	9,065,360
Puerto Rico Sales Tax FICO Sales Tax Revenue, Series C, 5.00%, 8/01/22	3,500,000	4,228,595
		70,128,643
Total U.S. Territories		73,033,542
Total Municipal Bonds before Short Term Investments (Cost $2,912,538,552)		3,193,000,470

Semiannual Report | 87

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) (continued)

88 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) (continued)

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 89

Franklin Tax-Free Trust

Financial Highlights

Franklin Federal Limited-Term Tax-Free Income Fund

Class A	Six Months Ended August 31, 2012 (unaudited)	Year Ended February 28, 2012[a]	2011	2010	2009	2008[a]
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$10.60	$10.29	$10.35	$10.11	$ 9.96	$9.93
Income from investment operations[b]:						
Net investment income[c]	0.09	0.20	0.21	0.24	0.27	0.31
Net realized and unrealized gains (losses)	—	0.31	(0.05)	0.25	0.16	0.05
Total from investment operations	0.09	0.51	0.16	0.49	0.43	0.36
Less distributions from net investment income	(0.10)	(0.20)	(0.22)	(0.25)	(0.28)	(0.33)
Redemption fees[d]	—	—	—	—	—[e]	—[e]
Net asset value, end of period	$10.59	$10.60	$10.29	$10.35	$10.11	$9.96
Total return[f]	0.81%	4.95%	1.52%	4.86%	4.33%	3.64%
Ratios to average net assets[g]						
Expenses before waiver and payments by affiliates	0.84%	0.85%	0.87%	0.92%	1.03%	1.19%
Expenses net of waiver and payments by affiliates	0.60%	0.57%	0.50%	0.50%	0.53%	0.50%
Net investment income	1.75%	1.88%	2.01%	2.33%	2.70%	3.12%
Supplemental data						
Net assets, end of period (000's)	$724,395	$682,132	$640,865	$380,522	$184,887	$43,914
Portfolio turnover rate	5.96%	5.72%	7.40%	15.53%	12.69%	18.39%

[a]For the year ended February 29.
[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[c]Based on average daily shares outstanding.
[d]Effective September 1, 2008, the redemption fee was eliminated.
[e]Amount rounds to less than $0.01 per share.
[f]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[g]Ratios are annualized for periods less than one year.

90 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 91

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited)

Franklin Federal Limited-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 86.1%		
Alabama 1.2%		
Alabama State University Revenue, General Tuition and Fee, Assured Guaranty, 5.00%,		
9/01/14	$ 665,000	$ 716,497
9/01/15	700,000	779,758
9/01/16	730,000	837,960
East Alabama Health Care Authority Health Care Facilities Revenue,		
Mandatory Put 9/01/13, Series B, Pre-Refunded, 5.00%, 9/01/33	1,000,000	1,047,220
Mandatory Put 9/01/18, Series A, 5.25%, 9/01/36	1,000,000	1,155,620
Mobile IDR, PCR, Alabama Power Co. Barry Plant Project, Mandatory Put 3/20/17, Series A, 1.65%, 6/01/34	5,000,000	5,070,250
		9,607,305
Alaska 0.7%		
Valdez Marine Terminal Revenue, BP Pipelines Inc. Project, Refunding, Series A, 5.00%, 1/01/16	5,000,000	5,625,100
Arizona 4.3%		
Arizona State COP, Department of Administration, Series B, AGMC Insured, 5.00%, 10/01/15	11,975,000	13,277,161
Phoenix Civic Improvement Corp. Excise Tax Revenue, Light Rail Project, AMBAC Insured, 5.00%, 7/01/16	17,000,000	18,393,490
Tucson COP, Refunding, AGMC Insured,		
2.00%, 7/01/16	1,200,000	1,232,556
3.00%, 7/01/17	1,250,000	1,331,438
3.00%, 7/01/18	1,195,000	1,261,669
		35,496,314
California 8.9%		
Bennett Valley USD, GO, BANS, 4.00%, 1/01/15	2,130,000	2,254,413
California State Economic Recovery GO, Series A, 5.25%, 7/01/13	200,000	208,198
California State GO,		
RAN, 2.50%, 6/20/13	15,000,000	15,252,900
Refunding, 5.00%, 4/01/15	500,000	555,330
California State Public Works Board Lease Revenue, Various Capital Projects, Series G, Sub Series G-1, 5.00%, 10/01/13	10,685,000	11,193,606
California Statewide CDA, PCR, Southern California Edison Co., Mandatory Put 4/01/13, Refunding, Series A, XLCA Insured, 4.10%, 4/01/28	1,500,000	1,530,930
California Statewide CDA Revenue,		
CHF-Irvine LLC, UCI East Campus Apartments, Phase II, 5.00%, 5/15/14	1,000,000	1,064,820
Methodist Hospital of Southern California Project, FHA Insured, 5.50%, 2/01/13	2,430,000	2,472,914
Fontana USD, GO,		
BAN, 4.00%, 12/01/12	10,540,000	10,624,636
Capital Appreciation, BAN, zero cpn., 12/01/12	5,000,000	4,994,000
Gilroy USD, GO,		
BAN, Measure P, ETM, 5.00%, 4/01/13	2,575,000	2,642,310
BAN, Measure P, ETM, 5.00%, 4/01/13	425,000	436,505
Capital Appreciation, BAN, Measure P, zero cpn., 4/01/13	2,000,000	1,994,880
Imperial Community College District GO, Capital Appreciation, zero cpn., 8/01/14	7,250,000	6,983,200
Los Angeles CRDA Community Redevelopment Financing Authority Revenue, Bunker Hill Project, Series A, AGMC Insured, 5.00%, 12/01/13	1,000,000	1,050,650
Northern California Power Agency Public Power Revenue, Hydroelectric Project No. 1, Refunding, Series C, Assured Guaranty, 5.00%, 7/01/15	1,000,000	1,119,530

92 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin Federal Limited-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
California (continued)		
Palo Verde Community College District COP, AMBAC Insured, 5.00%, 1/01/15	$ 745,000	$ 799,609
San Jose RDA Tax Allocation, Series A, 6.125%, 8/01/15	3,000,000	3,189,870
Santa Clara County Financing Authority Revenue, El Camino Hospital, Series B, AMBAC Insured, 5.00%,		
2/01/14	1,000,000	1,052,260
2/01/15	1,025,000	1,112,894
Southern California Public Power Authority Gas Project Revenue, Project No. 1, Series A, 5.00%, 11/01/15	1,000,000	1,069,660
Tustin USD School Facilities ID No. 2002-1 GO, Capital Appreciation, Election of 2002, Series C, AGMC Insured, zero cpn., 6/01/18	810,000	709,212
West Kern Community College District COP, AMBAC Insured, 4.50%, 11/01/14	780,000	821,379
		73,133,706
Colorado 0.2%		
Regional Transportation District COP, Transit Vehicles Project, Series A, AMBAC Insured, 5.00%, 12/01/15	1,500,000	1,674,285
Florida 9.0%		
Citizens Property Insurance Corp. Revenue, High-Risk Account, senior secured, Series A-1,		
5.50%, 6/01/17	5,000,000	5,794,200
6.00%, 6/01/17	5,000,000	5,906,700
Assured Guaranty, 5.50%, 6/01/16	5,000,000	5,714,100
Escambia County Solid Waste Disposal Revenue, Mandatory Put 6/02/15, 1.35%, 4/01/39	7,500,000	7,538,250
Florida State Hurricane Catastrophe Fund Finance Corp. Revenue, Series A, 4.25%, 7/01/14	4,000,000	4,261,520
Florida State Turnpike Authority Turnpike Revenue, Department of Transportation, Refunding, Series A, AGMC Insured, 5.00%, 7/01/15	12,625,000	13,241,605
Jacksonville Sales Tax Revenue, Better Jacksonville, Refunding, 5.00%, 10/01/16	2,000,000	2,282,980
[a]Lakeland Electric and Water Revenue, Refunding, Weekly FRN, 0.00%, 10/01/17	3,000,000	2,994,150
Miami-Dade County Public Facilities Revenue, Jackson Health System, Assured Guaranty, 4.00%, 6/01/16	1,580,000	1,710,382
Sunshine State Governmental Financing Commission Revenue, Miami-Dade County Program, Series A, AGMC Insured, 4.00%, 9/01/14	23,185,000	24,474,086
		73,917,973
Georgia 2.1%		
Atlanta Water and Wastewater Revenue, Refunding, Series B, AGMC Insured, 4.00%, 11/01/15	6,390,000	6,998,073
Burke County Development Authority Revenue, Georgia Power Co. Plant Vogtle Project, Mandatory Put 6/01/17, 1.75%, 12/01/49	10,000,000	10,086,300
		17,084,373
Illinois 5.3%		
Chicago GO, Modern Schools Across Chicago Program, Series A, 5.00%, 12/01/16	5,000,000	5,795,850
Chicago Wastewater Transmission Revenue, Series A, BHAC Insured,		
5.00%, 1/01/16	1,425,000	1,598,693
5.50%, 1/01/17	1,000,000	1,165,760
Dolton GO, Refunding, Series B, AGMC Insured,		
3.00%, 12/01/12	575,000	577,450
3.00%, 12/01/13	1,155,000	1,176,125
4.00%, 12/01/14	1,195,000	1,250,735
3.50%, 12/01/15	1,245,000	1,306,005

Semiannual Report | 93

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin Federal Limited-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Illinois (continued)		
Illinois State GO,		
AGMC Insured, 5.50%, 5/01/15	$ 5,000,000	$ 5,563,800
AGMC Insured, 5.00%, 9/01/16	9,000,000	9,989,010
Refunding, AGMC Insured, 5.00%, 1/01/16	7,000,000	7,850,780
Illinois State Unemployment Insurance Fund Building Receipts Revenue, Series B, 5.00%, 12/15/17	6,000,000	6,996,360
		43,270,568
Indiana 0.6%		
Indianapolis Thermal Energy System Revenue, first lien, Refunding, Series B, AGMC Insured, 4.00%, 10/01/14	4,640,000	4,895,942
Louisiana 0.1%		
Louisiana Local Government Environmental Facilities and CDA Revenue, Shreveport Utility System Project, NATL Insured, 4.00%, 12/01/14	500,000	523,655
Massachusetts 0.3%		
Massachusetts State Health and Educational Facilities Authority Revenue, Cape Cod Healthcare Obligated Group, Series D, Assured Guaranty, 4.00%,		
11/15/13	1,150,000	1,183,534
11/15/15	1,000,000	1,063,750
		2,247,284
Michigan 6.5%		
Detroit GO, Distribution State Aid, 5.00%,		
11/01/16	6,120,000	6,902,748
11/01/17	7,485,000	8,567,181
Detroit Water and Sewerage Department Sewage Disposal System Revenue, senior lien, Refunding, Series A, AGMC Insured, 5.00%, 7/01/16	5,000,000	5,677,050
Garden City GO, Refunding, AGMC Insured,		
2.00%, 4/01/13	1,025,000	1,029,869
4.00%, 4/01/14	1,015,000	1,053,885
4.00%, 4/01/15	1,215,000	1,284,644
4.00%, 4/01/16	1,415,000	1,513,017
Jackson GO, Capital Appreciation Downtown Development, AGMC Insured, zero cpn., 6/01/16	1,370,000	1,227,109
Michigan Municipal Bond Authority Revenue, Local Government Loan Program, Charter County of Wayne Local Project, Series B, Assured Guaranty, 5.00%, 11/01/13	4,000,000	4,154,640
Michigan State Finance Authority Revenue, School District of the City of Detroit, Refunding,		
4.00%, 6/01/14	550,000	574,431
5.00%, 6/01/14	1,250,000	1,326,887
5.00%, 6/01/15	1,700,000	1,844,551
5.00%, 6/01/16	1,600,000	1,772,528
Rochester Community School District GO, Refunding, AGMC Insured, 5.00%, 5/01/15	4,795,000	5,138,945
Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital Obligated Group, Refunding, Series W, 5.25%, 8/01/17	7,000,000	7,760,060
Wyandotte Electric System Revenue, Refunding, Series A, Assured Guaranty, 5.00%, 10/01/13	3,355,000	3,483,094
		53,310,639

94 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin Federal Limited-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Minnesota 1.8%		
Farmington GO, Improvement, Series B, AGMC Insured, 3.50%, 2/01/14	$ 455,000	$ 473,141
Hennepin County GO, Refunding, Series B, 5.00%, 12/01/18	3,315,000	4,135,098
Minneapolis Health Care System Revenue, Fairview Health Services, Series A, 5.00%, 11/15/12	1,000,000	1,008,820
Minnesota Agricultural and Economic Development Board Revenue, Health Care Facilities, Essentia, Series C-1, Assured Guaranty, 5.00%, 2/15/15	1,335,000	1,462,118
Northern Municipal Power Agency Electric System Revenue, Refunding, Series A, Assured Guaranty, 5.00%, 1/01/15	5,000,000	5,494,950
Otsego GO, Water and Sewer, Refunding, Series C, AGMC Insured, 2.00%, 12/01/16	2,000,000	2,089,520
		14,663,647
Nebraska 0.5%		
University of Nebraska Facilities Corp. Lease Rental Revenue, UNMC Health Professions Futures Project, 5.00%, 8/15/13	4,000,000	4,180,160
New Hampshire 0.4%		
New Hampshire State GO, Refunding, Series A, 5.00%, 7/01/18	2,610,000	3,202,052
New Jersey 6.7%		
Essex County Utilities Authority Solid Waste System Revenue, Refunding, Assured Guaranty, 4.00%, 4/01/13	3,335,000	3,393,396
New Jersey EDA Revenue,		
Refunding, 5.00%, 6/15/13	3,575,000	3,700,375
Refunding, 5.00%, 6/15/14	4,810,000	5,139,629
Refunding, 5.00%, 6/15/15	3,160,000	3,476,695
School Facilities Construction, Refunding, Series DD-1, 5.00%, 12/15/16	10,000,000	11,651,500
New Jersey State GO, Refunding,		
Series N, AMBAC Insured, 5.50%, 7/15/14	3,000,000	3,286,500
Series Q, 5.00%, 8/15/18	15,885,000	19,306,153
New Jersey Transportation Trust Fund Authority Revenue, Transportation System, Refunding, Series A, AMBAC Insured, 5.50%, 12/15/14	5,000,000	5,526,300
		55,480,548
New Mexico 0.8%		
New Mexico Educational Assistance Foundation Revenue, Education Loan, Series A-1, 4.00%,		
12/01/14	2,000,000	2,135,540
12/01/15	4,000,000	4,354,400
		6,489,940
New York 8.5%		
Beekmantown CSD, GO, Refunding,		
2.00%, 6/15/13	2,400,000	2,427,240
AGMC Insured, 3.00%, 6/15/14	1,000,000	1,039,590
AGMC Insured, 4.00%, 6/15/15	1,245,000	1,344,463
AGMC Insured, 2.00%, 6/15/16	1,075,000	1,107,443
New York City GO, Refunding, Series G, 5.25%, 8/01/16	9,010,000	10,600,806
New York City HDC, MFHR, Mandatory Put 9/16/13, Series L-2, 2.00%, 5/01/45	15,000,000	15,044,100
New York City IDAR, Capital Appreciation, Yankee Stadium Project, Pilot, Series A, Assured Guaranty, zero cpn., 3/01/14	5,335,000	5,211,655

Semiannual Report | 95

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin Federal Limited-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
New York (continued)		
New York State Dormitory Authority Revenues,		
Non-State Supported Debt, Fordham University, Series B, Assured Guaranty, 3.25%, 7/01/13	$ 610,000	$ 621,370
Non-State Supported Debt, Manhattan College, Series B, Radian Insured, 5.00%, 7/01/13	295,000	301,637
Non-State Supported Debt, Rochester General Hospital, Refunding, Radian Insured, 5.00%, 12/01/15	100,000	109,517
Non-State Supported Debt, School District Financing Program, Series A, AGMC Insured, 5.00%, 10/01/15	1,000,000	1,113,530
Non-State Supported Debt, School Districts Financing Program, Series A, Assured Guaranty, 3.75%, 10/01/14	1,380,000	1,466,609
State Supported Debt, AGMC Insured, 5.00%, 2/15/15	1,000,000	1,104,690
New York State Environmental Facilities Corp. Special Obligation Revenue, Riverbank State Park, Refunding, CIFG Insured, 5.00%, 4/01/16	200,000	227,076
New York State Urban Development Corp. Revenue, Refunding, Series D, 5.00%, 1/01/15	4,000,000	4,422,400
[a] Patchogue-Medford Union Free School District GO, Refunding, Series B,		
2.00%, 7/01/14	1,000,000	1,024,010
3.00%, 7/01/16	1,000,000	1,073,980
Poughkeepsie Town GO, Public Improvement, Refunding, AGMC Insured, 5.00%, 4/15/15	250,000	274,728
Sales Tax Asset Receivable Corp. Revenue,		
Refunding, Series A, NATL Insured, 5.25%, 10/15/18	3,285,000	3,621,351
Series A, NATL Insured, 5.25%, 10/15/19	785,000	864,850
St. Lawrence County IDA Civic Facility Revenue, St. Lawrence University Project, Series A, 5.00%, 10/01/16	9,910,000	11,307,905
Suffolk County EDC Revenue, Catholic Health Services of Long Island Obligated Group Project, Refunding, 5.00%,		
7/01/16	1,250,000	1,410,800
7/01/17	3,000,000	3,453,180
Triborough Bridge and Tunnel Authority Revenues, Refunding, Series C, 5.00%, 11/15/12	1,000,000	1,009,170
		70,182,100
Ohio 8.5%		
Akron COP, District Energy Project, 2.75%, 12/01/16	1,895,000	1,937,676
Cleveland Airport System Revenue,		
Refunding, Series A, AGMC Insured, 5.00%, 1/01/19	7,870,000	9,028,149
Series C, Assured Guaranty, 5.00%, 1/01/16	5,140,000	5,688,592
Cleveland Public Power System Revenue, Refunding, Series A-1, NATL Insured, 5.00%, 11/15/20	5,000,000	5,559,600
Hamilton GO, Various Purpose, Street Improvement and Building, Refunding, 2.00%,		
11/01/12	1,350,000	1,352,835
11/01/14	1,455,000	1,482,776
11/01/15	1,465,000	1,498,402
Ohio State Air Quality Development Authority Revenue,		
Environmental Improvement, Buckeye Power Inc. Project, 3.00%, 12/01/13	1,085,000	1,098,291
Pollution Control, FirstEnergy Generation Corp. Project, Mandatory Put 6/03/13, Refunding, Series A, 2.25%, 12/01/23	8,000,000	8,065,360
Ohio State Department of Administrative Services COP, Administrative Knowledge System Project, Series A, NATL Insured, 5.25%, 9/01/15	6,205,000	6,841,261

96 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin Federal Limited-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Ohio (continued)		
Ohio State GO,		
3.00%, 5/01/13	$10,345,000	$ 10,534,521
Refunding, 3.00%, 5/01/13	4,655,000	4,740,280
South-Western City School District of Ohio Franklin and Pickaway Counties GO, School Facilities Construction and Improvement, 3.00%,		
12/01/15	1,210,000	1,296,067
12/01/16	1,265,000	1,374,612
Toledo GO,		
Capital Improvement, Refunding, Assured Guaranty, 3.25%, 12/01/14	2,860,000	2,976,030
Limited Tax, Various Purpose Improvement, Refunding, Assured Guaranty, 3.00%, 12/01/12	1,315,000	1,321,825
Limited Tax, Various Purpose Improvement, Refunding, Assured Guaranty, 3.00%, 12/01/13	1,210,000	1,238,290
Limited Tax, Various Purpose Improvement, Refunding, Assured Guaranty, 3.00%, 12/01/14	1,210,000	1,257,359
Limited Tax, Various Purpose Improvement, Refunding, Assured Guaranty, 3.00%, 12/01/15	1,185,000	1,247,461
Wright State University Revenue, General Receipts, Series A, 3.00%, 5/01/14	1,325,000	1,362,802
		69,902,189
Oklahoma 0.5%		
Tulsa County Industrial Authority Educational Facilities Lease Revenue, Broken Arrow Public Schools Project, 4.00%, 9/01/15	4,000,000	4,384,400
Oregon 0.5%		
Oregon State Department of Administrative Services COP, Series A, 5.00%, 5/01/13	4,000,000	4,124,920
Pennsylvania 9.4%		
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue, PPL Energy Supply LLC Project, Mandatory Put 9/01/15, Refunding, Series A, 3.00%, 12/01/38	10,000,000	10,448,400
Philadelphia Gas Works Revenue, 1998 General Ordinance, Refunding, Tenth Series, AGMC Insured,		
3.50%, 7/01/16	6,190,000	6,543,697
4.00%, 7/01/17	4,795,000	5,155,632
Philadelphia GO, Refunding, Series A, AGMC Insured, 5.25%, 8/01/17	10,000,000	11,693,800
Philadelphia School District GO, Refunding, Series C,		
3.00%, 9/01/13	1,000,000	1,024,160
5.00%, 9/01/14	1,000,000	1,079,910
5.00%, 9/01/15	1,500,000	1,673,265
5.00%, 9/01/16	2,630,000	2,942,628
5.00%, 9/01/17	2,750,000	3,121,470
Philadelphia Water and Wastewater Revenue, Refunding, Series A, AGMC Insured, 5.00%, 6/15/13	10,000,000	10,369,100
Pittsburgh School District GO, Refunding, Series A,		
3.00%, 9/01/14	1,160,000	1,211,829
4.00%, 9/01/17	4,250,000	4,760,765
Reading School District GO, Refunding, Series A, 5.00%,		
4/01/17	4,500,000	5,141,655
4/01/18	4,035,000	4,628,669
South Fork Municipal Authority Hospital Revenue, Conemaugh Valley Memorial Hospital, Refunding, Series A, Assured Guaranty,		
5.00%, 7/01/13	1,130,000	1,158,781
5.00%, 7/01/14	1,250,000	1,313,650
4.00%, 7/01/15	1,235,000	1,291,625
5.00%, 7/01/16	1,325,000	1,450,477

Semiannual Report | 97

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin Federal Limited-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Pennsylvania (continued)		
University of Pittsburgh of the Commonwealth System of Higher Education Revenue, University Capital Project, Mandatory Put 9/15/13, Series A, 5.50%, 9/15/39	$ 2,500,000	$ 2,613,375
		77,622,888
Rhode Island 0.9%		
Rhode Island State and Providence Plantations GO, Consolidated Capital Development Loan, Refunding, Series A, 5.00%, 8/01/18	6,290,000	7,525,167
South Carolina 0.9%		
Piedmont Municipal Power Agency Electric Revenue, Refunding, Series A-2, 5.00%, 1/01/15	4,000,000	4,343,720
Scago Educational Facilities Corp. for Pickens School District Revenue, Pickens County Project, AGMC Insured, 5.00%, 12/01/14	3,000,000	3,275,850
		7,619,570
Tennessee 2.7%		
Memphis Electric System Revenue, sub. note, Refunding, 5.00%, 12/01/15	8,000,000	9,145,760
Metropolitan Nashville Airport Authority Airport Revenue, Refunding and Improvement, Series B, 4.00%, 7/01/13	2,880,000	2,958,711
Sevier County PBA Revenue, Local Government Public Improvement, Series VII-D-1, 5.00%, 6/01/15	9,000,000	9,994,950
		22,099,421
Texas 2.0%		
Brock ISD, GO, Capital Appreciation, PSF Guarantee, zero cpn., 8/15/16	460,000	446,273
Dallas-Fort Worth International Airport Revenue, Joint, Refunding, Series A, 5.00%, 11/01/14	3,235,000	3,510,590
Gulf Coast Waste Disposal Authority Environmental Facilities Revenue, BP Products North America Inc. Project, Mandatory Put 9/03/13, Refunding, 2.30%, 1/01/42	10,000,000	10,186,900
Tarrant County Cultural Education Facilities Finance Corp. Revenue, Christus Health, Refunding, Series A, Assured Guaranty, 5.75%, 7/01/18	1,740,000	1,891,641
		16,035,404
Washington 1.1%		
King County Housing Authority Revenue, Birch Creek Apartments Project, 4.40%, 5/01/18	2,290,000	2,459,185
Snohomish County School District No. 2 Everett GO, Refunding, NATL RE, FGIC Insured, 5.00%, 12/01/14	250,000	274,453
Snohomish County School District No. 103 GO, Munroe, Refunding, 2.50%, 12/01/15	3,895,000	4,109,926
Washington State Health Care Facilities Authority Revenue, MultiCare Health System,		
Series A, AGMC Insured, 4.00%, 8/15/13	250,000	257,225
Series A, AGMC Insured, 4.00%, 8/15/14	310,000	325,262
Series B, AGMC Insured, 4.00%, 8/15/13	250,000	257,225
Series B, AGMC Insured, 4.00%, 8/15/14	600,000	629,538
Series B, AGMC Insured, 4.00%, 8/15/15	625,000	665,700
		8,978,514
U.S. Territories 1.7%		
Guam 0.1%		
Guam Government Limited Obligation Revenue, Section 30, Series A, 5.00%, 12/01/12	1,000,000	1,007,560

98 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin Federal Limited-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
U.S. Territories (continued)		
Puerto Rico 1.6%		
Puerto Rico Commonwealth GO, Public Improvement, AGMC Insured, 5.50%, 7/01/15	$ 5,000,000	$ 5,529,500
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series X, NATL Insured, ETM, 5.50%, 7/01/13	245,000	255,501
Puerto Rico Electric Power Authority Power Revenue, Series WW, 5.25%, 7/01/13	1,000,000	1,037,100
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Mandatory Put 7/01/17, Refunding,		
Series M, Sub Series M-2, AMBAC Insured, 5.50%, 7/01/35	750,000	825,030
Series M, Sub Series M-2, 5.75%, 7/01/34	5,000,000	5,555,550
		13,202,681
Total U.S. Territories		14,210,241
Total Municipal Bonds before Short Term Investments (Cost $682,064,373)		707,488,305
Short Term Investments 13.7%		
Municipal Bonds 13.7%		
Arizona 0.0%[†]		
[b]Maricopa County PCC, PCR, Arizona Public Service Co. Palo Verde Project, Refunding, Series B, Daily VRDN and Put, 0.18%, 5/01/29	400,000	400,000
Florida 2.3%		
[b]Florida State Municipal Power Agency Revenue, All-Requirements Power Supply Project, Refunding, Series C, Daily VRDN and Put, 0.21%, 10/01/35	2,200,000	2,200,000
[b]Sarasota County Public Hospital District Revenue, Sarasota Memorial Hospital Project, Refunding, Series B, Daily VRDN and Put, 0.18%, 7/01/37	16,700,000	16,700,000
		18,900,000
Kentucky 1.2%		
[b]Kentucky Economic Development Finance Authority Revenue, Baptist Healthcare System Obligated Group, Refunding, Series B-2, Daily VRDN and Put, 0.18%, 8/15/38	700,000	700,000
[b]Louisville/Jefferson County Metro Government Health System Revenue, Norton Healthcare Inc., Series B, Daily VRDN and Put, 0.18%, 10/01/39	6,500,000	6,500,000
[b]Shelby County Lease Revenue, Series A, Daily VRDN and Put, 0.18%, 9/01/34	2,500,000	2,500,000
		9,700,000
Maryland 0.1%		
[b]Montgomery County GO, BAN, Refunding, Series A, Daily VRDN and Put, 0.19%, 6/01/26	1,000,000	1,000,000
Massachusetts 1.4%		
Haverhill GO, BAN, 1.00%, 9/01/12	4,000,000	4,000,080
[b]Massachusetts State Health and Educational Facilities Authority Revenue,		
Harvard University, Refunding, Series R, Daily VRDN and Put, 0.15%, 11/01/49	2,600,000	2,600,000
Museum of Fine Arts, Series A-1, Daily VRDN and Put, 0.21%, 12/01/37	4,900,000	4,900,000
		11,500,080
Minnesota 0.4%		
[b]Minneapolis and St. Paul Housing and RDA Health Care System Revenue, Allina Health System, Refunding, Series B-1, Daily VRDN and Put, 0.18%, 11/15/35	3,300,000	3,300,000

Semiannual Report | 99

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) (continued)

100 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust

Financial Highlights

Franklin High Yield Tax-Free Income Fund

Class A	Six Months Ended August 31, 2012 (unaudited)	Year Ended February 28, 2012[a]	2011	2010	2009	2008[a]
Per share operating performance (for a share outstanding throughout the period)						
Net asset value, beginning of period	$10.59	$ 9.60	$9.99	$8.75	$9.98	$11.04
Income from investment operations[b]:						
Net investment income[c]	0.24	0.51	0.52	0.54	0.55	0.53
Net realized and unrealized gains (losses)	0.30	1.00	(0.39)	1.25	(1.24)	(1.06)
Total from investment operations	0.54	1.51	0.13	1.79	(0.69)	(0.53)
Less distributions from net investment income	(0.23)	(0.52)	(0.52)	(0.55)	(0.54)	(0.53)
Redemption fees[d]	—	—	—	—	—[e]	—[e]
Net asset value, end of period	$10.90	$10.59	$9.60	$9.99	$8.75	$ 9.98
Total return[f]	5.15%	16.20%	1.19%	20.96%	(7.09)%	(5.03)%
Ratios to average net assets[g]						
Expenses	0.64%	0.64%	0.63%	0.63%	0.63%	0.62%
Net investment income	4.40%	5.12%	5.18%	5.66%	5.77%	4.98%
Supplemental data						
Net assets, end of period (000's)	$6,372,415	$5,881,103	$5,133,343	$5,477,710	$4,255,784	$4,784,743
Portfolio turnover rate	6.01%	8.86%	18.18%	8.58%	19.10%	20.10%

[a]For the year ended February 29.

[c]Based on average daily shares outstanding.

[d]Effective September 1, 2008, the redemption fee was eliminated.

[e]Amount rounds to less than $0.01 per share.

[f]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[g]Ratios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 101

102 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust

Financial Highlights *(continued)*

Franklin High Yield Tax-Free Income Fund

Class C	Six Months Ended August 31, 2012 (unaudited)	Year Ended February 28, 2012[a]	2011	2010	2009	2008[a]
Per share operating performance (for a share outstanding throughout the period)						
Net asset value, beginning of period	$10.75	$ 9.73	$10.12	$ 8.86	$10.10	$11.16
Income from investment operations[b]:						
Net investment income[c]	0.21	0.47	0.47	0.49	0.50	0.48
Net realized and unrealized gains (losses)	0.30	1.02	(0.40)	1.27	(1.25)	(1.07)
Total from investment operations	0.51	1.49	0.07	1.76	(0.75)	(0.59)
Less distributions from net investment income	(0.20)	(0.47)	(0.46)	(0.50)	(0.49)	(0.47)
Redemption fees[d]	—	—	—	—	—[e]	—[e]
Net asset value, end of period	$11.06	$10.75	$ 9.73	$10.12	$ 8.86	$10.10
Total return[f]	4.79%	15.68%	0.59%	20.28%	(7.62)%	(5.51)%
Ratios to average net assets[g]						
Expenses	1.19%	1.19%	1.18%	1.18%	1.18%	1.17%
Net investment income	3.85%	4.57%	4.63%	5.11%	5.22%	4.43%
Supplemental data						
Net assets, end of period (000's)	$1,370,388	$1,219,076	$996,921	$1,002,985	$663,766	$697,697
Portfolio turnover rate	6.01%	8.86%	18.18%	8.58%	19.10%	20.10%

[a]For the year ended February 29.

[c]Based on average daily shares outstanding.

[d]Effective September 1, 2008, the redemption fee was eliminated.

[e]Amount rounds to less than $0.01 per share.

[f]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[g]Ratios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 103

Franklin Tax-Free Trust

Financial Highlights *(continued)*

Franklin High Yield Tax-Free Income Fund

Advisor Class	Six Months Ended August 31, 2012 (unaudited)	Year Ended February 28, 2012[a]	2011	2010	2009	2008[a]
Per share operating performance (for a share outstanding throughout the period)						
Net asset value, beginning of period	$10.63	$ 9.63	$10.02	$ 8.77	$10.00	$11.06
Income from investment operations[b]:						
Net investment income[c]	0.24	0.53	0.53	0.55	0.56	0.55
Net realized and unrealized gains (losses)	0.30	1.00	(0.39)	1.26	(1.24)	(1.07)
Total from investment operations	0.54	1.53	0.14	1.81	(0.68)	(0.52)
Less distributions from net investment income	(0.24)	(0.53)	(0.53)	(0.56)	(0.55)	(0.54)
Redemption fees[d]	—	—	—	—	—[e]	—[e]
Net asset value, end of period	$10.93	$10.63	$ 9.63	$10.02	$ 8.77	$10.00
Total return[f]	5.09%	16.37%	1.29%	21.14%	(6.99)%	(4.94)%
Ratios to average net assets[g]						
Expenses	0.54%	0.54%	0.53%	0.53%	0.53%	0.52%
Net investment income	4.50%	5.22%	5.28%	5.76%	5.87%	5.08%
Supplemental data						
Net assets, end of period (000's)	$1,853,407	$1,438,591	$848,957	$621,454	$170,562	$143,331
Portfolio turnover rate	6.01%	8.86%	18.18%	8.58%	19.10%	20.10%

[a]For the year ended February 29.

[c]Based on average daily shares outstanding.

[d]Effective September 1, 2008, the redemption fee was eliminated.

[e]Amount rounds to less than $0.01 per share.

[g]Ratios are annualized for periods less than one year.

104 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited)

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 92.6%		
Alabama 0.4%		
Alabama State Port Authority Docks Facilities Revenue, Refunding, 6.00%, 10/01/40	$ 6,000,000	$ 6,891,780
Camden IDB Exempt Facilities Revenue, Weyerhaeuser,		
Series A, Pre-Refunded, 6.125%, 12/01/24	3,000,000	3,215,820
Series B, Pre-Refunded, 6.375%, 12/01/24	1,750,000	1,872,220
Courtland IDB Environmental Improvement Revenue, International Paper Co. Projects, Refunding, Series B, 6.25%, 8/01/25	2,500,000	2,565,200
Cullman County Health Care Authority GO, Refunding, Series A, 7.00%, 2/01/36	7,500,000	8,179,875
Phenix City IDB Environmental Improvement Revenue, MeadWestvaco-Mead Coated Board Project, Refunding, Series B, 6.10%, 5/15/30	5,800,000	5,804,698
Prattville IDB Environmental Improvement Revenue, International Paper Co. Projects, Series A, 9.25%, 3/01/33	5,500,000	7,106,110
Selma IDBR, Gulf Opportunity Zone, International Paper Co. Projects, Series A, 5.80%, 5/01/34	3,000,000	3,354,900
		38,990,603
Alaska 0.1%		
Alaska Industrial Development and Export Authority Power Revenue, Upper Lynn Canal Regional Power,		
5.80%, 1/01/18	1,495,000	1,496,495
5.875%, 1/01/32	5,730,000	5,730,974
		7,227,469
Arizona 2.5%		
Arizona Health Facilities Authority Hospital System Revenue, John C. Lincoln Health Network, Pre-Refunded, 6.375%, 12/01/37	2,500,000	2,560,975
Arizona Health Facilities Authority Revenue, Catholic Healthcare West, Series B, Sub Series B-1, 5.25%, 3/01/39	10,000,000	10,959,800
Casa Grande IDA Hospital Revenue, Casa Grande Regional Medical Center, Series A, 7.25%, 12/01/32	14,500,000	14,982,125
Downtown Phoenix Hotel Corp. Revenue, sub. bond, Series B, NATL RE, FGIC Insured, 5.00%, 7/01/36	12,000,000	12,376,440
Maricopa County IDA Health Facility Revenue, Catholic Healthcare West, Refunding, Series A, 5.50%, 7/01/26	7,500,000	8,099,775
Maricopa County PCC, PCR,		
El Paso Electric Co. Project, Series A, 7.25%, 4/01/40	20,000,000	23,785,400
Public Service Co. of New Mexico Palo Verde Project, Refunding, Series A, 6.25%, 1/01/38	15,000,000	17,009,700
Southern California Edison Co., Refunding, Series A, 5.00%, 6/01/35	6,025,000	6,632,561
Navajo County PCC Revenue, Mandatory Put 6/01/16, Series D, 5.75%, 6/01/34	10,750,000	12,476,020
Phoenix Civic Improvement Corp. Airport Revenue,		
junior lien, Series A, 5.00%, 7/01/40	24,000,000	26,271,120
senior lien, Series A, 5.00%, 7/01/38	15,000,000	16,273,350
Pima County IDAR, Industrial Development, Tucson Electric Power Co., Series A, 6.375%, 9/01/29	35,000,000	35,551,950
Pinal County Electrical District No. 3 Electric System Revenue, Refunding, 5.25%, 7/01/41	10,000,000	10,951,800
Salt Verde Financial Corp. Senior Gas Revenue,		
5.25%, 12/01/25	6,000,000	6,653,640
5.50%, 12/01/29	11,105,000	12,468,694

Semiannual Report | 105

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Arizona (continued)		
University Medical Center Corp. Hospital Revenue,		
6.00%, 7/01/24	$ 250,000	$ 295,255
6.25%, 7/01/29	1,000,000	1,168,130
5.00%, 7/01/35	10,175,000	10,377,889
6.50%, 7/01/39	1,500,000	1,746,090
Yuma County IDA Water and Sewer Exempt Facility Revenue, Far West Water and Sewer Inc. Project, Refunding, Series A, 6.375%, 12/01/37	15,500,000	12,856,165
		243,496,879
Arkansas 0.1%		
Arkansas State Development Finance Authority Industrial Facilities Revenue, Potlatch Corp. Projects, Series A, 7.75%, 8/01/25	3,800,000	3,890,630
Baxter County IDR, Aeroquip Corp. Project, Refunding, 5.80%, 10/01/13	2,400,000	2,494,488
		6,385,118
California 17.2%		
Aliso Viejo CFD No. 2005-01 Special Tax, Glenwood at Aliso Viejo, 6.00%, 9/01/38	5,200,000	5,262,348
Alvord USD, GO, Election of 2007, Refunding, Series B, AGMC Insured, zero cpn., 8/01/41	30,750,000	6,284,070
Anaheim City School District GO,		
AGMC Insured, zero cpn., 8/01/30	5,000,000	2,090,750
Election of 2002, AGMC Insured, zero cpn., 8/01/29	7,000,000	3,103,730
Anaheim PFAR, Refunding, Series A-2, NATL RE, FGIC Insured, 4.75%, 9/01/29	18,500,000	19,471,620
Azusa Special Tax, CFD No. 2005-1, Improvement Area 1, 5.00%, 9/01/37	5,275,000	4,584,239
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area, Refunding, Series F-1, 5.50%, 4/01/43	29,765,000	33,360,314
Beaumont Financing Authority Local Agency Revenue, Improvement Area No. 19C, Series A, 5.35%, 9/01/36	3,680,000	3,688,869
Beaumont PFAR, Sewer Enterprise Project, Series A, Pre-Refunded, 6.90%, 9/01/23	3,700,000	4,211,784
California County Tobacco Securitization Agency Tobacco Revenue, Tobacco Settlement Asset-Backed, Alameda County Tobacco Asset Securitization Corp., 5.875%, 6/01/35	3,700,000	3,699,667
California Health Facilities Financing Authority Revenue,		
Children's Hospital of Orange County, Series A, 6.50%, 11/01/24	5,000,000	6,133,250
Children's Hospital of Orange County, Series A, 6.50%, 11/01/38	8,000,000	9,755,520
Marshall Medical Center, Series A, California Mortgage Insured, 5.00%, 11/01/24	2,295,000	2,376,312
Marshall Medical Center, Series A, California Mortgage Insured, 5.00%, 11/01/29	2,220,000	2,287,910
Marshall Medical Center, Series A, California Mortgage Insured, 5.00%, 11/01/33	3,130,000	3,199,642
California HFAR, Home Mortgage, Series K, 4.70%, 8/01/31	20,000,000	18,476,000
California Infrastructure and Economic Development Bank Revenue, Department of Social Services Administration Building, AMBAC Insured, 5.00%,		
12/01/30	10,300,000	11,650,536
12/01/35	5,000,000	5,525,750
California Municipal Finance Authority Revenue, Harbor Regional Center Project, 8.50%, 11/01/39	5,000,000	5,863,700
California PCFA Water Facilities Revenue, American Water Capital Corp. Project, 5.25%, 8/01/40	6,000,000	6,218,280
California State GO,		
Refunding, 5.25%, 4/01/30	50,000	50,138
Various Purpose, 6.00%, 4/01/38	28,725,000	34,091,404
Various Purpose, 5.25%, 11/01/40	47,000,000	53,682,930

106 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
California (continued)		
California State GO, (continued)		
Various Purpose, Refunding, 5.25%, 3/01/30	$ 70,000,000	$ 79,734,900
Various Purpose, Refunding, 5.50%, 3/01/40	60,000,000	69,208,200
Various Purpose, Refunding, 5.00%, 10/01/41	10,000,000	10,953,300
Various Purpose, Refunding, 5.00%, 4/01/42	20,000,000	21,977,200
California State Public Works Board Lease Revenue,		
Trustees of California State University, Series J, 6.00%, 11/01/29	7,365,000	8,877,476
Trustees of California State University, Series J, 6.00%, 11/01/34	17,560,000	20,778,924
Various Capital Projects, Series A, 5.00%, 4/01/30	17,785,000	19,618,456
Various Capital Projects, Series A, 5.00%, 4/01/33	12,500,000	13,714,750
California Statewide CDA Revenue,		
American Baptist Home West, Refunding, 6.00%, 10/01/29	3,125,000	3,410,000
American Baptist Home West, Refunding, 6.25%, 10/01/39	5,000,000	5,442,600
Elder Care Alliance, Series A, Pre-Refunded, 8.25%, 11/15/32	13,090,000	13,550,244
Kaiser Permanente, Series A, 5.00%, 4/01/42	20,000,000	21,775,800
Monterey Institute International, 5.50%, 7/01/31	13,240,000	15,030,048
St. Joseph Health System, Series B, FGIC Insured, 5.75%, 7/01/47	5,000,000	5,562,350
St. Joseph Health System, Series E, AGMC Insured, 5.25%, 7/01/47	10,000,000	10,788,000
Sutter Health, Refunding, Series A, 5.00%, 11/15/43	25,000,000	26,478,750
Thomas Jefferson School of Law, Refunding, Series A, 7.25%, 10/01/38	11,730,000	12,502,772
California Statewide CDA Special Tax Revenue, CFD 2007-1, Orinda, 6.00%, 9/01/37	10,000,000	10,068,200
Centinela Valley UHSD, GO, Election of 2010, Series B, AGMC Insured, zero cpn., 8/01/37	8,400,000	2,061,780
Chabot-Las Positas Community College District GO, Capital Appreciation, Series C, AMBAC Insured, zero cpn.,		
8/01/33	21,015,000	7,409,469
8/01/34	10,000,000	3,297,400
8/01/45	34,035,000	5,673,294
Chino CFD Special Tax, No. 03-3, Improvement Area 2, 5.00%, 9/01/36	2,215,000	2,099,466
Chula Vista CFD Special Tax,		
No. 07-I, Otay Ranch Village Eleven, 5.875%, 9/01/34	2,880,000	2,919,456
No. 13-I, Otay Ranch Village Seven, 5.35%, 9/01/36	2,020,000	1,856,542
El Dorado County CFD No. 2001-1 Special Tax, Promontory Specific Plan, 6.30%, 9/01/31	3,500,000	3,522,820
Foothill/Eastern Corridor Agency Toll Road Revenue, Capital Appreciation, Refunding,		
5.85%, 1/15/23	35,000,000	36,466,150
zero cpn., 1/15/22	49,115,000	28,330,023
zero cpn., 1/15/31	4,000,000	1,340,840
zero cpn., 1/15/34	4,500,000	1,255,770
zero cpn., 1/15/36	4,000,000	985,200
Fullerton CFD No. 1 Special Tax, Amerige Heights, 6.20%, 9/01/32	3,500,000	3,502,765
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,		
Asset-Backed, Refunding, Senior Series A-1, 5.00%, 6/01/33	9,960,000	8,104,950
Asset-Backed, Series A-3, Pre-Refunded, 7.875%, 6/01/42	10,000,000	10,563,400
Enhanced, Asset-Backed, Refunding, Series A, 5.00%, 6/01/45	30,750,000	31,377,607
Enhanced, Asset-Backed, Refunding, Series A, AMBAC Insured, 5.00%, 6/01/45	13,250,000	13,520,432
Lake Elsinore 1915 Act Special Assessment, AD No. 93-1, Limited Obligation, Refunding, 7.00%, 9/02/30	7,195,000	7,204,785
Lee Lake Water District CFD No. 3 Special Tax, Retreat, 5.95%, 9/01/34	5,000,000	5,052,900
Livermore CFD Special Tax, No. 06-1, Shea Properties, 5.40%, 9/01/36	6,595,000	6,095,165

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Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
California (continued)		
Los Angeles Department of Airports Airport Revenue, Los Angeles International Airport,		
Senior, Refunding, Series A, 5.00%, 5/15/40	$ 25,500,000	$ 28,385,835
senior bond, Series D, 5.00%, 5/15/40	52,685,000	58,647,361
Los Angeles MFR, Refunding,		
Series J-1B, 7.125%, 1/01/24	10,000	10,024
Series J-1C, 7.125%, 1/01/24	85,000	85,039
Series J-2B, 8.50%, 1/01/24	55,000	55,103
[a]Series J-2C, 8.50%, 1/01/24	450,000	449,973
Los Angeles USD, GO, Series KRY, 5.25%, 7/01/34	36,625,000	42,829,641
Los Angeles Wastewater System Revenue, Refunding, Series A, NATL Insured, 5.00%, 6/01/30	7,530,000	8,274,265
M-S-R Energy Authority Gas Revenue,		
Series B, 6.125%, 11/01/29	30,505,000	36,181,370
Series B, 7.00%, 11/01/34	20,000,000	26,724,600
Series C, 6.50%, 11/01/39	20,000,000	25,488,400
Murrieta 1915 Act Special Tax, CFD No. 2000-1, 6.375%, 9/01/30	3,695,000	3,731,950
Novato RDA Tax Allocation, Hamilton Field Redevelopment Project, 6.75%, 9/01/40	3,750,000	4,223,250
Perris UHSD Financing Authority Revenue,		
5.75%, 9/01/30	1,690,000	1,745,973
6.00%, 9/01/33	2,570,000	2,656,018
6.125%, 9/01/41	5,500,000	5,682,215
Poway USD Special Tax,		
CFD No. 11, Area A, 5.375%, 9/01/28	2,965,000	2,985,755
CFD No. 11, Area A, 5.375%, 9/01/34	2,235,000	2,239,962
CFD No. 14, Del Sur, 5.25%, 9/01/36	7,485,000	7,344,806
Rocklin Special Tax, CFD No. 10, Whitney, 5.00%, 9/01/35	7,030,000	6,271,744
Romoland School District Special Tax, CFD No. 1,		
Improvement Area 1, 5.35%, 9/01/28	7,015,000	7,105,564
Improvement Area 1, 5.40%, 9/01/36	6,175,000	6,222,239
Improvement Area 2, 5.35%, 9/01/38	7,900,000	7,579,023
Roseville Special Tax, CFD No. 1, Westpark, 5.25%, 9/01/25	1,550,000	1,557,208
San Buenaventura Revenue, Community Memorial Health System,		
8.00%, 12/01/31	10,000,000	12,681,000
7.50%, 12/01/41	15,000,000	18,141,150
San Diego USD, GO, Election of 2008, Series E,		
zero cpn., 7/01/42	51,165,000	19,337,300
zero cpn. to 7/01/32, 5.375% thereafter, 7/01/47	23,000,000	8,752,190
San Francisco City and County COP, Multiple Capital Improvement Projects, Series A, 5.00%, 4/01/29	10,000,000	11,152,700
San Francisco City and County RDA Lease Revenue, George R. Moscone Center, zero cpn.,		
7/01/13	4,250,000	4,220,547
7/01/14	2,250,000	2,202,345
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,		
Capital Appreciation, Refunding, Series A, 5.60%, 1/15/16	22,500,000	23,839,425
Capital Appreciation, Refunding, Series A, 5.65%, 1/15/17	20,000,000	20,894,200
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/41	35,256,000	17,682,999
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/42	35,256,000	17,634,346
junior lien, ETM, zero cpn., 1/01/24	52,700,000	40,817,731

108 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
California (continued)		
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, (continued)		
junior lien, ETM, zero cpn., 1/01/25	$ 45,200,000	$ 33,853,896
junior lien, ETM, zero cpn., 1/01/26	131,900,000	94,987,785
junior lien, ETM, zero cpn., 1/01/27	139,100,000	96,497,843
senior lien, 5.00%, 1/01/33	27,970,000	27,547,094
San Jose Special Hotel Tax Revenue, Convention Center Expansion and Renovation Project, 6.50%, 5/01/42	10,000,000	11,606,300
San Mateo Foster City School District GO, Capital Appreciation, Election of 2008, Series A, zero cpn. to 8/01/26, 6.625% thereafter, 8/01/42	40,000,000	22,346,000
San Mateo UHSD, GO, Capital Appreciation, Election of 2010, Refunding, Series A, zero cpn. to 9/01/28, 6.70% thereafter, 9/01/41	20,000,000	10,357,600
Saugus USD Special Tax, CFD No. 2002-1, 6.00%, 9/01/33	3,150,000	3,179,610
Seal Beach CFD No. 05-01 Special Tax, Pacific Gateway Business Center, 5.30%, 9/01/36	2,000,000	1,981,220
South Bayside Waste Management Authority Solid Waste Enterprise Revenue, Shoreway Environmental Center, Series A, 6.00%, 9/01/36	7,740,000	8,600,611
Southern California Public Power Authority Natural Gas Project Revenue, Project No. 1, Series A, 5.25%, 11/01/27	9,855,000	10,615,018
Stockton 1915 Act Special Assessment, Limited Obligation, Mosher AD No. 2003-2, 6.30%, 9/02/33	6,000,000	6,109,080
[a,b]Stockton PFA Lease Revenue, Capital Improvement Projects, Series A,		
6.75%, 9/01/29	15,905,000	8,038,069
7.00%, 9/01/38	12,175,000	6,143,627
Stockton Special Tax, Spanos Park West CFD No. 2001-1, Pre-Refunded, 6.375%, 9/01/32	4,100,000	4,182,000
Tustin CFD No. 06-01 Special Tax, Legacy/Columbus Villages, Series A, 6.00%, 9/01/36	20,000,000	20,739,000
Upland CFD No. 2003-2 Special Tax, San Antonio, Improvement Area 1, Series A, 6.00%, 9/01/34	6,520,000	6,585,200
		1,654,384,151
Colorado 3.4%		
Colorado State Health Facilities Authority Revenue, Hospital, Refunding, Series C, AGMC Insured, 5.25%, 3/01/40	20,000,000	21,579,000
Denver City and County Airport Revenue, Series D, 7.75%, 11/15/13	195,000	203,828
Denver City and County Special Facilities Airport Revenue, United Airlines Project, Refunding, Series A, 5.25%, 10/01/32	9,000,000	9,099,270
Denver Convention Center Hotel Authority Revenue, senior bond, Refunding, XLCA Insured, 5.00%,		
12/01/30	15,000,000	15,632,100
12/01/35	15,000,000	15,602,850
Denver Health and Hospital Authority Healthcare Revenue, Series A, Pre-Refunded, 6.25%, 12/01/33	4,000,000	4,517,480
E-470 Public Highway Authority Revenue,		
Capital Appreciation, Refunding, Series B, NATL Insured, zero cpn., 9/01/37	15,720,000	3,785,690
Capital Appreciation, Refunding, Series B, NATL Insured, zero cpn., 9/01/38	20,000,000	4,538,000
Capital Appreciation, Refunding, Series B, NATL Insured, zero cpn., 9/01/39	30,000,000	6,412,500
Capital Appreciation, Series A, NATL Insured, zero cpn., 9/01/28	15,000,000	6,633,150
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/29	10,000,000	3,974,100
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/30	17,300,000	6,462,761
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/31	10,000,000	3,511,100
Series A, Sub Series A-1, NATL Insured, 5.50%, 9/01/24	10,000,000	10,912,300

Semiannual Report | 109

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Colorado (continued)		
E-470 Public Highway Authority Revenue, (continued)		
Series C, 5.375%, 9/01/26	$ 5,000,000	$ 5,519,950
Series C, Sub Series C-1, NATL Insured, 5.50%, 9/01/24	3,000,000	3,273,690
Series D, Sub Series D-1, NATL Insured, 5.50%, 9/01/24	6,000,000	6,547,380
Eagle County Sports and Housing Facilities Revenue, Vail Associate Project, Refunding, 6.95%, 8/01/19	41,200,000	42,540,648
Public Authority for Colorado Energy Natural Gas Purchase Revenue,		
6.125%, 11/15/23	2,465,000	2,875,472
6.25%, 11/15/28	12,500,000	15,059,625
6.50%, 11/15/38	90,100,000	114,700,003
Regional Transportation District COP, Series A, 5.00%, 6/01/25	13,500,000	15,321,285
Superior Metropolitan District No. 1 Special Revenue, Refunding, AMBAC Insured, 5.00%, 12/01/28	7,640,000	7,862,247
[a,c] Villages Castle Rock Metropolitan District No. 4 Revenue, Refunding, 8.50%, 6/01/31	3,000,000	2,999,670
		329,564,099
Connecticut 0.2%		
Connecticut State Development Authority PCR, Western Massachusetts Electric Co., Refunding, Series A, 5.85%, 9/01/28	12,500,000	12,549,250
Connecticut State Health and Educational Facilities Authority Revenue, St. Mary's Hospital, Refunding, Series E, 5.50%, 7/01/20	5,650,000	5,652,712
		18,201,962
District of Columbia 2.4%		
District of Columbia Ballpark Revenue, Series B-1, NATL RE, FGIC Insured, 5.00%, 2/01/35	18,000,000	18,566,640
District of Columbia Hospital Revenue, Children's Hospital Obligated Group, Assured Guaranty, 5.25%, 7/15/38	11,000,000	11,758,670
District of Columbia Revenue,		
American Society Hematology, 5.00%, 7/01/36	1,500,000	1,628,355
American Society Hematology, 5.00%, 7/01/42	2,000,000	2,159,300
Assn. of American Medical Colleges, Series B, 5.25%, 10/01/36	12,425,000	13,805,914
Capital Appreciation, Georgetown University, Growth and Income Securities, AMBAC Insured, zero cpn. to 3/31/18, 5.00% thereafter, 4/01/36	27,105,000	21,732,247
The Catholic University of America, Refunding, 5.00%, 10/01/34	3,750,000	4,035,975
Center for Strategic and International Studies Inc. Issue, Refunding, 6.375%, 3/01/31	5,200,000	5,704,556
Center for Strategic and International Studies Inc. Issue, Refunding, 6.625%, 3/01/41	5,500,000	6,008,530
Deed Tax, Series A, 5.00%, 6/01/40	13,000,000	14,045,460
Methodist Home Issue, 6.00%, 1/01/29	4,750,000	4,751,472
Methodist Home Issue, Series A, 7.375%, 1/01/30	2,525,000	2,629,283
Methodist Home Issue, Series A, 7.50%, 1/01/39	4,150,000	4,318,822
District of Columbia Tobacco Settlement FICO Revenue,		
Asset-Backed Bonds, Refunding, 6.50%, 5/15/33	22,000,000	24,991,340
Capital Appreciation, Asset-Backed Bonds, Series A, zero cpn., 6/15/46	175,000,000	14,274,750
Capital Appreciation, Asset-Backed Bonds, Series B, zero cpn., 6/15/46	66,000,000	3,082,860
District of Columbia Water and Sewer Authority Public Utility Revenue, sub. lien, Series A, 5.00%, 10/01/37	8,000,000	9,156,960

110 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
District of Columbia (continued)		
Metropolitan Washington D.C. Airports Authority Dulles Toll Road Revenue, Capital Appreciation, second lien, Series C, Assured Guaranty, zero cpn. to 10/01/16, 6.50% thereafter, 10/01/41	$ 60,000,000	$ 59,407,800
Washington Convention and Sports Authority Dedicated Tax Revenue, senior lien, Convention Center Hotel Project, Series A, 5.00%, 10/01/40	10,000,000	10,514,500
		232,573,434
Florida 4.8%		
Bartram Springs CDD Special Assessment, Refunding, 4.75%, 5/01/34	4,500,000	4,194,135
Brevard County Health Facilities Authority Health Care Facilities Revenue, Health First Inc. Project, 7.00%, 4/01/39	6,500,000	8,000,460
Brooks of Bonita Springs CDD Capital Improvement Revenue, 6.85%, 5/01/31	1,220,000	1,220,903
Cape Coral Water and Sewer Revenue, Refunding, Series A, AGMC Insured, 5.00%, 10/01/42	10,000,000	10,849,200
Championsgate CDD Capital Improvement Revenue, Series A, 6.25%, 5/01/20	1,720,000	1,622,046
Citizens Property Insurance Corp. Revenue,		
High-Risk Account, senior secured, Series A-1, 6.00%, 6/01/17	25,000,000	29,533,500
Personal Lines Account/Commercial Lines Account, senior secured, Series A-1, 5.00%, 6/01/22	10,760,000	12,466,321
Citrus County Hospital Board Revenue, Citrus Memorial Hospital, Refunding, 6.375%, 8/15/32	10,550,000	10,581,333
East Homestead CDD Special Assessment Revenue, 5.45%, 5/01/36	1,425,000	1,429,090
Escambia County Environmental Improvement Revenue, International Paper Co. Projects, Series A, 9.50%, 3/01/33	7,975,000	10,416,546
Florida State Board of Education Capital Outlay GO, Public Education, Refunding, Series D, 6.00%, 6/01/23	5,000,000	6,802,150
Halifax Hospital Medical Center Hospital Revenue, Refunding and Improvement, Series A, 5.375%, 6/01/46	18,000,000	18,913,680
Hillsborough County IDA, PCR, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18	6,500,000	7,802,925
Hillsborough County IDAR, Refunding, Series B, 5.25%,		
10/01/28	1,500,000	1,539,225
10/01/34	7,250,000	7,434,947
Hillsborough County School Board COP, Master Lease Program, Refunding, Series A, 5.00%, 7/01/29	15,715,000	18,297,760
Indian Trace Development District Special Assessment, Isles at Weston Project, 5.50%, 5/01/33	2,560,000	2,471,014
Indigo CDD Capital Improvement Revenue, Refunding,		
Series A, 7.00%, 5/01/31	825,000	781,523
[a,d]Series C, 7.00%, 5/01/30	4,390,000	2,195,000
Islands at Doral CDD Special Assessment, 6.125%, 5/01/24	1,430,000	1,464,749
[d]Lake Ashton CDD Revenue, Series A, 7.40%, 5/01/32	1,335,000	1,309,648
Lakeland Retirement Community Revenue, first mortgage, Carpenters Estates, Accredited Investors, Refunding,		
5.875%, 1/01/19	1,350,000	1,468,031
6.25%, 1/01/28	1,230,000	1,306,850
6.375%, 1/01/43	2,250,000	2,336,670
Lee County Transportation Facilities Revenue, Sanibel Bridges and Causeway, Series B, CIFG Insured, 5.00%, 10/01/30	11,505,000	12,195,530

Semiannual Report | 111

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Florida (continued)		
Martin County Health Facilities Authority Revenue, Martin Memorial Medical Center, 5.50%, 11/15/42	$ 3,800,000	$ 4,176,276
Miami-Dade County Aviation Revenue, Miami International Airport, Refunding, Series A, 5.50%, 10/01/41	20,850,000	23,727,508
Miami-Dade County Educational Facilities Authority Revenue, University of Miami, Refunding, Series B, AMBAC Insured, 5.25%, 4/01/27	10,995,000	13,430,283
Miami-Dade County Expressway Authority Toll System Revenue, Series A, 5.00%, 7/01/40	30,270,000	32,919,230
Miami-Dade County School Board COP, Series B, Assured Guaranty, 5.00%, 5/01/33	14,310,000	15,554,541
Midtown Miami Community Development Special Assessment Revenue,		
Series A, 6.25%, 5/01/37	7,500,000	7,608,300
Series B, 6.50%, 5/01/37	3,825,000	3,881,266
North Sumter County Utility Dependent District Utility Revenue, Subordinated,		
6.00%, 10/01/30	3,780,000	4,149,268
6.25%, 10/01/43	6,865,000	7,457,244
Northern Palm Beach County ID Special Assessment, Water Control and Improvement Bonds, Unit of Development No. 46, Series A, 5.35%, 8/01/41	800,000	748,712
Orange County Health Facilities Authority Revenue, Hospital, Adventist Health System Inc., Pre-Refunded, 5.625%, 11/15/32	10,000,000	10,202,400
Orlando-Orange County Expressway Authority Revenue, Series C, 5.00%, 7/01/40	15,000,000	16,516,050
Palm Glades CDD Revenue, Special Assessment, Series A, 5.30%, 5/01/36	1,200,000	932,532
Pelican Marsh CDD Special Assessment Revenue,		
[a]Refunding, 4.875%, 5/01/22	1,500,000	1,489,080
[a]Refunding, 5.375%, 5/01/31	1,500,000	1,494,870
Series A, 7.10%, 5/01/20	2,105,000	2,106,916
Series A, 7.20%, 5/01/31	5,700,000	5,704,731
Pensacola Airport Revenue, Airport Revenue Bonds, Refunding, 6.00%, 10/01/28	7,000,000	7,680,400
Port St. Lucie Utility System Revenue, Refunding, Series A, NATL Insured, 5.00%, 9/01/29	11,025,000	12,192,437
[a]Portico CDD Capital Improvement Revenue, 5.45%, 5/01/37	2,600,000	1,300,988
[a,d]Portofino Landings CDD Special Assessment, Series A, 5.40%, 5/01/38	2,705,000	946,750
River Place St. Lucie CDD Special Assessment Revenue, Series A, 7.625%,		
5/01/21	815,000	816,850
5/01/30	1,590,000	1,590,095
Riverwood CDD Special Assessment Revenue, Series A, 7.75%, 5/01/14	190,000	191,495
Somerset County Revenue, Somerset CDD, 5.30%, 5/01/37	7,100,000	4,785,684
South Broward Hospital District Revenue, South Broward Hospital District Obligated Group, Refunding,		
4.75%, 5/01/32	11,235,000	11,803,154
5.00%, 5/01/36	12,500,000	13,360,875
South Miami Health Facilities Authority Hospital Revenue, Baptist Health South Florida Group, 5.00%, 8/15/32	15,000,000	16,153,650
South-Dade Venture CDD Special Assessment Revenue, 6.00%, 5/01/24	2,115,000	2,172,570
Stonegate CDD Special Assessment Revenue, 6.00%, 5/01/24	1,740,000	1,774,800
Tara CDD No. 1 Capital Improvement Revenue, Series A, 7.15%, 5/01/31	1,145,000	1,149,843
Verandah East CDD Revenue, Capital Improvement, Series A, 5.40%, 5/01/37	1,840,000	982,854
Verandah West CDD Revenue, Capital Improvement, Series A, 6.625%, 5/01/33	7,670,000	7,742,405
Village CDD No. 8 Special Assessment Revenue, 6.375%, 5/01/38	8,700,000	10,507,338

112 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Florida (continued)		
Village CDD No. 9 Special Assessment Revenue,		
6.75%, 5/01/31	$ 9,025,000	$ 10,508,620
7.00%, 5/01/41	7,980,000	9,247,304
Refunding, 5.00%, 5/01/22	2,045,000	2,200,522
Refunding, 5.25%, 5/01/31	2,280,000	2,446,349
Refunding, 5.50%, 5/01/42	2,250,000	2,429,955
Village Center CDD Recreational Revenue,		
sub. bond, Series B, 6.25%, 1/01/13	910,000	925,006
Sub Series B, 8.25%, 1/01/17	1,095,000	1,099,654
Sub Series C, 7.375%, 1/01/19	1,725,000	1,733,125
Waters Edge CDD Capital Improvement Revenue, 5.30%, 5/01/36	1,600,000	1,499,568
Westchase East CDD Capital Improvement Revenue, 7.10%, 5/01/21	940,000	940,602
Winter Garden Village at Fowler Groves CDD Special Tax, 5.65%, 5/01/37	1,865,000	1,939,563
		458,854,899
Georgia 2.8%		
Atlanta Airport Revenue, General, Series A, 5.00%, 1/01/40	10,000,000	10,960,700
Atlanta Tax Allocation, Princeton Lakes Project, 5.50%, 1/01/31	1,035,000	1,063,297
Atlanta Water and Wastewater Revenue, Refunding,		
Series A, 6.25%, 11/01/34	30,000,000	36,927,900
Series B, AGMC Insured, 5.25%, 11/01/34	30,000,000	34,067,100
Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center, 5.375%, 12/01/28	1,470,000	1,387,004
Burke County Development Authority PCR, Oglethorpe Power Corp., Vogtle Project,		
Series C, 5.70%, 1/01/43	55,000,000	59,711,300
Series E, 7.00%, 1/01/23	25,000,000	30,004,000
Carrollton Payroll Development Authority Revenue, UWG Phase II LLC Project, AGMC Insured, 5.00%, 6/15/40	10,000,000	11,014,500
Floyd County Development Authority Environmental Improvement Revenue, Temple-Inland Inc., Refunding, 5.70%, 12/01/15	1,575,000	1,609,162
Forsyth County Hospital Authority Revenue, Anticipation Certificates, Georgia Baptist Health Care System Project, ETM,		
6.25%, 10/01/18	4,565,000	5,342,556
6.375%, 10/01/28	8,000,000	10,785,120
Fulton County Residential Care Revenue, Lenbrook Project, Series A, 5.00%, 7/01/27	5,000,000	4,999,650
Gainesville RDA Educational Facilities Revenue, Riverside Military Academy, Refunding, 5.125%, 3/01/37	6,500,000	6,099,405
Henry County Hospital Authority Revenue, Henry Medical Center Inc. Project, Refunding, NATL Insured, 5.00%, 7/01/34	15,000,000	15,676,950
Main Street Natural Gas Inc. Revenue, Gas Project, Series A, 5.50%,		
9/15/25	5,000,000	5,636,200
9/15/27	4,000,000	4,541,440
9/15/28	10,000,000	11,379,200
McDuffie County Development Authority Waste Disposal Revenue, Temple-Inland Forest Products, 6.95%, 12/01/23	5,120,000	5,441,075
Richmond County Development Authority Environmental Improvement Revenue, International Paper Co. Project, Series A, 6.25%, 11/01/33	7,000,000	7,933,660
Savannah EDA Revenue, Recovery Zone Facility, International Paper Co. Project, Series A, 6.25%, 11/01/33	4,865,000	5,513,894
		270,094,113

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Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Hawaii 0.1%		
Hawaii State Department of Budget and Finance Special Purpose Revenue, Hawaiian Electric Co. and Subsidiary, 6.50%, 7/01/39	$ 7,500,000	$ 8,715,750
Idaho 0.6%		
Idaho Health Facilities Authority Revenue, St. Luke's Health System Project, Series A, 6.75%, 11/01/37	12,500,000	14,875,250
Idaho State Housing and Finance Assn. EDR, TDF Facility Project, Recovery Zone Facilities, Series A, 7.00%, 2/01/36	13,305,000	14,927,412
Nez Perce County PCR,		
Potlatch 84, 7.00%, 12/01/14	5,000,000	5,150,800
Potlatch Corp. Project, Refunding, 6.00%, 10/01/24	22,500,000	22,591,125
		57,544,587
Illinois 5.7%		
Antioch Village Special Service Area No. 1 Special Tax, Deercrest Project, 6.625%, 3/01/33	3,217,000	2,821,566
Bourbonnais Industrial Project Revenue, Olivet Nazarene University Project, 5.50%, 11/01/40	3,570,000	3,806,156
Bryant PCR, Central Illinois Light Co. Project, Refunding, NATL Insured, 5.90%, 8/01/23	11,000,000	11,037,180
Cary Special Tax, Refunding, Radian Insured, 5.00%, 3/01/30	3,035,000	3,038,824
Chicago Board of Education GO,		
Refunding, 5.00%, 12/01/31	12,500,000	13,925,500
Series A, 5.50%, 12/01/39	6,500,000	7,424,300
Series A, 5.00%, 12/01/42	27,950,000	30,547,393
Chicago GO,		
Project, Series A, 5.25%, 1/01/35	7,000,000	7,936,670
Refunding, Series A, AGMC Insured, 5.00%, 1/01/27	34,105,000	38,651,879
Chicago O'Hare International Airport Revenue,		
General Airport Third Lien, Series A, NATL RE, FGIC Insured, 5.00%, 1/01/33	15,000,000	16,306,800
Passenger Facility, Series B, 5.00%, 1/01/35	12,555,000	13,567,435
Passenger Facility, Series B, 5.00%, 1/01/40	20,430,000	21,888,293
Refunding, Series A, AGMC Insured, 5.00%, 1/01/38	16,500,000	17,550,885
Chicago Sales Tax Revenue, Refunding, Series A, 5.00%, 1/01/41	10,000,000	11,259,800
Chicago Transit Authority Sales Tax Receipts Revenue, 5.25%, 12/01/36	11,000,000	12,629,100
Cook County GO, Refunding,		
Series A, 5.25%, 11/15/33	8,720,000	9,897,898
Series G, 5.00%, 11/15/28	50,000,000	56,630,500
Illinois Finance Authority Water Facility Revenue, American Water Capital Corp. Project, 5.25%,		
10/01/39	6,050,000	6,374,341
5/01/40	10,415,000	10,998,136
Illinois Health Facilities Authority Revenue, Thorek Hospital and Medical Center, Refunding, 5.375%, 8/15/28	8,595,000	8,603,337
Illinois State Development Finance Authority PCR, Ameren Corp. and Central Illinois Public Service Co., Refunding, Series A, 5.50%, 3/01/14	3,515,000	3,515,000
Illinois State Finance Authority Revenue,		
Institute Technology, 6.50%, 2/01/23	1,000,000	1,095,010
Institute Technology, 7.125%, 2/01/34	1,500,000	1,633,320
Lutheran Hillside Village, Refunding, 5.25%, 2/01/37	7,500,000	7,572,900
Navistar International, Recovery Zone Facility, 6.50%, 10/15/40	8,500,000	8,852,070

114 | Semiannual Report

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Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Illinois (continued)		
Illinois State Finance Authority Revenue, (continued)		
Resurrection Health Care, Series A, AGMC Insured, 5.25%, 5/15/29	$ 15,500,000	$ 16,525,325
Riverside Health System, 6.25%, 11/15/35	5,000,000	5,808,600
Roosevelt University Project, Refunding, 6.50%, 4/01/39	15,000,000	16,934,250
Rush University Medical Center Obligated Group, Series B, 7.25%, 11/01/38	10,000,000	12,563,000
Sherman Health System, Series A, 5.50%, 8/01/37	17,240,000	18,595,064
Illinois State Finance Authority Student Housing Revenue,		
CHF-DeKalb II LLC, Northern Illinois University Project, 6.875%, 10/01/43	15,000,000	17,385,900
Normal LLC, Illinois State University, 7.00%, 4/01/43	7,500,000	8,579,775
Illinois State GO, 5.00%,		
3/01/35	1,000,000	1,093,160
3/01/36	2,000,000	2,184,640
3/01/37	2,000,000	2,174,700
Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue, McCormick Place Expansion Project, Series A, 5.50%, 6/15/50	10,475,000	11,790,974
Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue, McCormick Place Convention Center, ETM, 7.00%, 7/01/26	7,500,000	10,860,525
Minooka Special Assessment, Improvement, Prairie Ridge Project, 6.875%, 3/01/33	3,000,000	2,850,270
Otter Creek Water Reclamation District Kane County GO, Separate Waterworks and Sewage System, Refunding, XLCA Insured, 5.00%, 1/01/39	4,500,000	4,694,805
Plano Special Service Area No. 2 Special Tax, Lakewood Springs Project, Series B, 6.375%, 3/01/34	7,670,000	7,756,748
Railsplitter Tobacco Settlement Authority Revenue,		
6.25%, 6/01/24	6,000,000	6,695,280
Refunding, 6.00%, 6/01/28	24,650,000	28,948,220
University of Illinois University Revenues, Auxiliary Facilities System, Refunding, NATL Insured, 5.00%, 4/01/32	22,430,000	24,349,111
Wauconda Special Service Area No. 1 Special Tax, Liberty Lakes Project,		
6.00%, 3/01/33	4,371,000	4,295,163
6.625%, 3/01/33	5,174,000	5,229,776
Yorkville United City Special Service Area Special Tax,		
No. 2003-101, Windett Ridge Project, 6.875%, 3/01/33	3,317,000	2,723,721
No. 2004-104, MPI Grande Reserve Project, 6.375%, 3/01/34	4,110,000	3,412,739
No. 2005-108, Autumn Creek Project, 6.00%, 3/01/36	4,254,000	4,043,682
		547,059,721
Indiana 1.4%		
Delaware County Hospital Authority Hospital Revenue, Cardinal Health System Obligated Group, 5.25%, 8/01/36	5,000,000	5,245,700
Goshen Industrial Revenue, Greencroft Hospital Assn. Inc., Refunding, 5.75%,		
8/15/19	3,000,000	3,001,140
8/15/28	5,000,000	4,994,600
Indiana Finance Authority Midwestern Disaster Relief Revenue, Ohio Valley Electric Corp. Project, Series A, 5.00%, 6/01/32	10,000,000	10,699,300
Indiana Health and Educational Facility Financing Authority Hospital Revenue, 5.50%, 3/01/37	8,000,000	8,525,520
Indiana Health and Educational Facility Financing Authority Revenue, Baptist Homes of Indiana, Refunding, 5.25%, 11/15/35	12,000,000	12,343,080

Semiannual Report | 115

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Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Indiana (continued)		
Indiana Health Facility Financing Authority Hospital Revenue,		
6.25%, 3/01/25	$ 5,900,000	$ 6,217,184
6.00%, 3/01/34	12,000,000	12,546,480
Indiana Municipal Power Agency Power Supply System Revenue, Indiana Municipal Power Agency, Series B, 6.00%, 1/01/39	4,000,000	4,708,600
Indiana State Finance Authority Revenue,		
Baptist Homes of Indiana Senior Living, 5.75%, 11/15/41	5,000,000	5,533,350
Educational Facilities, Marian University Project, 6.375%, 9/15/41	12,500,000	13,660,000
[e]Indiana State Finance Authority Wastewater Utility Revenue, CWA Authority Project, Series A,		
5.00%, 10/01/37	5,000,000	5,668,050
4.00%, 10/01/42	22,620,000	23,014,040
Jasper County PCR, Northern Indiana Public Service Co., Refunding, Series C, NATL Insured,		
5.60%, 11/01/16	10,000,000	11,320,800
5.85%, 4/01/19	5,000,000	5,821,150
		133,298,994
Iowa 0.3%		
Iowa Finance Authority Midwestern Disaster Area Revenue, Alcoa Inc. Project, 4.75%, 8/01/42	15,000,000	15,093,600
Iowa Higher Education Loan Authority Revenue, Private College Facility, Upper Iowa University Project, Refunding, 6.00%, 9/01/39	11,000,000	12,135,420
		27,229,020
Kansas 0.1%		
Kansas State Development Finance Authority Hospital Revenue, Adventist Health System/Sunbelt Obligated Group, Refunding, 5.75%, 11/15/38	6,250,000	7,279,375
Kentucky 1.3%		
Kentucky Economic Development Finance Authority Health System Revenue, Norton Healthcare Inc.,		
Refunding, Series C, NATL Insured, 6.10%, 10/01/22	10,650,000	11,123,180
Refunding, Series C, NATL Insured, 6.15%, 10/01/27	3,995,000	4,160,753
Series C, NATL Insured, Pre-Refunded, 6.10%, 10/01/22	5,325,000	5,702,809
Series C, NATL Insured, Pre-Refunded, 6.15%, 10/01/27	6,005,000	6,434,237
Kentucky Economic Development Finance Authority Hospital Facilities Revenue, Owensboro Medical Health System, Refunding, Series A, 6.50%, 3/01/45	18,330,000	21,835,612
Kentucky Economic Development Finance Authority Hospital System Revenue, Appalachian Regional Health Center Facility, Refunding and Improvement, 5.875%, 10/01/22	10,825,000	10,831,170
Kentucky Economic Development Finance Authority Louisville Arena Project Revenue, Louisville Arena, Sub Series A-1, Assured Guaranty, 6.00%, 12/01/42	5,000,000	5,462,150
Louisville and Jefferson County Metropolitan Government College Revenue, Improvement, Bellarmie University Inc. Project,		
5.625%, 5/01/29	5,555,000	6,118,666
6.125%, 5/01/39	5,000,000	5,562,950
Louisville and Jefferson County Metropolitan Government Health Facilities Revenue, Jewish Hospital and St. Mary's HealthCare Inc. Project, Pre-Refunded, 6.125%, 2/01/37	11,500,000	14,696,540
Ohio County PCR, Big Rivers Electric Corp. Project, Refunding, Series A, 6.00%, 7/15/31	7,500,000	8,644,500
Owen County Waterworks System Revenue, American Water Co. Project, Series A,		
6.25%, 6/01/39	8,000,000	8,898,400
5.375%, 6/01/40	10,000,000	10,585,700
		120,056,667

116 | Semiannual Report

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Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Louisiana 3.6%		
Beauregard Parish Revenue, Boise Cascade Corp. Project, Refunding, 6.80%, 2/01/27	$ 13,990,000	$ 14,017,980
Louisiana Local Government Environmental Facilities and CDA Revenue, Westlake Chemical Corp. Projects,		
6.75%, 11/01/32	41,250,000	46,318,800
Series A, 6.50%, 8/01/29	9,000,000	10,504,620
Series A-2, 6.50%, 11/01/35	8,000,000	9,312,640
Louisiana Public Facilities Authority Hospital Revenue, Franciscan Missionaries of Our Lady Health System Project, 6.75%, 7/01/39	10,000,000	11,855,900
Louisiana Public Facilities Authority Revenue,		
Entergy Gulf States Louisiana, Refunding, Series A, 5.00%, 9/01/28	25,000,000	26,765,250
Entergy LLC Project, Refunding, 5.00%, 6/01/30	8,500,000	8,993,255
FHA Insured Mortgage, Baton Rouge General Medical Center Project, NATL Insured, 5.25%, 7/01/33	20,000,000	21,296,000
Ochsner Clinic Foundation Project, 6.50%, 5/15/37	5,000,000	5,958,350
Ochsner Clinic Foundation Project, 6.75%, 5/15/41	15,500,000	18,314,955
Ochsner Clinic Foundation Project, Series B, 5.25%, 5/15/38	10,000,000	10,477,000
Ochsner Clinic Foundation Project, Series B, 5.50%, 5/15/47	10,000,000	10,521,600
Louisiana State Gasoline and Fuels Tax Revenue, second lien, Series B, 5.00%, 5/01/45	26,340,000	30,013,903
New Orleans GO,		
Limited Tax, NATL Insured, 5.00%, 3/01/21	5,000,000	5,351,950
Public Improvement, Series A, Radian Insured, 5.25%, 12/01/36	13,480,000	14,532,114
Refunding, Series A, 5.00%, 12/01/23	2,840,000	3,296,530
Refunding, Series A, 5.00%, 12/01/24	4,500,000	5,193,540
Refunding, Series A, 5.00%, 12/01/25	2,535,000	2,906,656
St. Charles Parish Gulf Opportunity Zone Revenue, Valero Project, Mandatory Put 6/01/22, 4.00%, 12/01/40	5,000,000	5,384,250
St. John the Baptist Parish Revenue, Marathon Oil Corp. Project, Series A, 5.125%, 6/01/37	79,225,000	84,367,495
		345,382,788
Maine 0.2%		
Maine Health and Higher Educational Facilities Authority Revenue, MaineGeneral Medical Center Issue,		
6.75%, 7/01/36	4,250,000	4,990,180
7.00%, 7/01/41	10,000,000	11,842,600
Rumford PCR, Boise Cascade Corp. Project, Refunding, 6.625%, 7/01/20	4,800,000	4,801,488
		21,634,268
Maryland 0.6%		
Harford County Special Obligation Tax Allocation, Beachtree Estates Project, 7.50%, 7/01/40	7,000,000	7,616,840
Maryland State Community Development Administration Development Housing and CDR, Housing, Series A, 5.875%, 7/01/16	665,000	665,605
Maryland State EDC Port Facilities Revenue, CNX MarineTerminals Inc., Refunding, 5.75%, 9/01/25	8,600,000	9,356,542
Maryland State EDC Revenue, Chesapeake Bay Conference Center Project, senior lien, Refunding,		
Series A, 5.00%, 12/01/16	3,000,000	2,585,220
Series A, 5.00%, 12/01/31	10,000,000	6,962,100
Series B, 5.00%, 12/01/16	500,000	430,870
Series B, 5.25%, 12/01/31	2,000,000	1,391,540

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Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Maryland (continued)		
Maryland State EDC, EDR, 5.75%, 6/01/35	$ 13,070,000	$ 14,188,661
Maryland State Health and Higher Educational Facilities Authority Revenue,		
Anne Arundel Health System, Series A, 6.75%, 7/01/39	3,000,000	3,647,670
Edenwald, Series A, 5.40%, 1/01/37	1,200,000	1,229,388
Washington County Hospital, 6.00%, 1/01/43	6,000,000	6,462,240
		54,536,676
Massachusetts 1.2%		
Massachusetts Bay Transportation Authority Revenue,		
Assessment, Refunding, Series A, 5.00%, 7/01/41	10,000,000	11,579,100
General Transportation System, Series A, 7.00%, 3/01/21	940,000	1,257,927
General Transportation System, Series A, ETM, 7.00%, 3/01/21	930,000	1,079,795
Refunding, Senior Series A, 4.00%, 7/01/37	15,000,000	15,605,400
Massachusetts State Development Finance Agency Revenue,		
Berkshire Retirement Project, first mortgage, 5.60%, 7/01/19	780,000	780,889
Berkshire Retirement Project, first mortgage, 5.625%, 7/01/29	1,620,000	1,621,005
Curry College, Series A, ACA Insured, 5.00%, 3/01/36	2,000,000	2,040,960
Loomis Community Project, first mortgage, Refunding, Series A, 5.625%, 7/01/15	880,000	881,082
Loomis Community Project, first mortgage, Refunding, Series A, 5.75%, 7/01/23	3,500,000	3,502,660
Merrimack College, Refunding, Series A, 5.00%, 7/01/27	1,720,000	1,889,231
Merrimack College, Refunding, Series A, 5.00%, 7/01/32	1,450,000	1,558,170
Merrimack College, Refunding, Series A, 5.25%, 7/01/42	2,400,000	2,584,896
Massachusetts State Development Finance Agency Solid Waste Disposal Revenue, Mandatory Put 5/01/19, Refunding, 5.75%, 12/01/42	3,700,000	4,465,419
Massachusetts State Health and Educational Facilities Authority Revenue, St. Memorial Medical Center, Refunding, Series A, 6.00%, 10/01/23	5,050,000	5,067,877
Massachusetts State Port Authority Special Facilities Revenue, ConRAC Project, Series A, 5.125%, 7/01/41	10,340,000	11,317,440
Massachusetts State Special Obligation Dedicated Tax Revenue, Refunding, NATL RE, FGIC Insured, 5.50%, 1/01/34	40,000,000	50,757,200
		115,989,051
Michigan 3.6%		
Detroit City School District GO, School Building and Site Improvement, Series A, AGMC Insured, 6.00%, 5/01/29	15,900,000	19,297,035
Detroit GO, Distribution State Aid, 5.25%, 11/01/35	23,000,000	25,233,530
Detroit Sewage Disposal System Revenue, second lien,		
Series A, NATL Insured, 5.00%, 7/01/35	25,750,000	26,004,152
Series B, Assured Guaranty, 5.00%, 7/01/36	10,000,000	10,075,300
Series B, NATL Insured, 5.00%, 7/01/36	3,000,000	3,022,590
Series B, NATL RE, FGIC Insured, 5.50%, 7/01/29	5,000,000	5,535,050
Detroit Water and Sewerage Department Sewage Disposal System Revenue, Refunding, senior lien, Series A, AGMC Insured, 5.25%, 7/01/39	12,000,000	12,785,760
Detroit Water Supply System Revenue,		
Refunding, Series D, NATL Insured, 5.00%, 7/01/33	20,430,000	21,359,361
second lien, Refunding, Series C, AGMC Insured, 5.00%, 7/01/33	11,000,000	11,544,390
Ecorse City GO, Financial Recovery, Dedicated Tax, 6.50%, 11/01/35	5,215,000	5,715,275

118 | Semiannual Report

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Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Michigan (continued)		
Garden City Hospital Finance Authority Hospital Revenue, Garden City Hospital Obligated Group, Refunding, Series A,		
5.75%, 9/01/17	$ 465,000	$ 465,470
5.00%, 8/15/38	5,250,000	4,600,995
Michigan State Building Authority Revenue, Facilities Program, Refunding,		
Series I, 6.00%, 10/15/38	6,000,000	6,943,200
Series I, AMBAC Insured, 5.00%, 10/15/33	13,495,000	14,476,626
Series IA, NATL RE, FGIC Insured, 5.00%, 10/15/31	9,500,000	10,096,600
Series II, NATL Insured, 5.00%, 10/15/29	16,585,000	16,857,989
Series II-A, 5.375%, 10/15/41	10,000,000	11,620,600
Michigan State Finance Authority Revenue, School District of the City of Detroit, Refunding, 5.50%, 6/01/21	10,000,000	11,542,500
Michigan State Hospital Finance Authority Revenue,		
Marquette General Hospital Obligated Group, Series A, 5.00%, 5/15/34	6,000,000	6,037,080
Memorial Healthcare Center, Refunding, 5.75%, 11/15/15	825,000	828,176
Mid-Michigan Obligated Group, Series A, 6.125%, 6/01/34	4,065,000	4,721,335
Oakwood Obligated Group, Refunding, Series A, 5.00%, 7/15/37	3,680,000	3,849,133
Michigan State Strategic Fund Limited Obligation Revenue, Dow Chemical,		
Mandatory Put 6/02/14, Refunding, Series A-1, 6.75%, 12/01/28	2,800,000	3,056,872
Refunding, Series B-2, 6.25%, 6/01/14	20,050,000	21,897,006
Michigan Tobacco Settlement Finance Authority Revenue, Tobacco Settlement Asset-Backed, Senior Series A, 6.00%,		
6/01/34	13,675,000	11,554,418
6/01/48	10,000,000	8,333,500
Royal Oak Hospital Finance Authority Hospital Revenue,		
William Beaumont Hospital, Refunding, Series W, 6.00%, 8/01/39	33,120,000	37,613,721
William Beaumont Hospital Obligated Group, Refunding, Series V, 8.25%, 9/01/39	20,000,000	25,777,600
Tawas City Hospital Finance Authority Revenue, Tawas St. Joseph's Hospital Project, Series A, ETM, 5.60%, 2/15/13	230,000	230,856
		341,076,120
Minnesota 0.5%		
Hubbard County Solid Waste Disposal Revenue, Potlatch Corp. Project, 7.25%, 8/01/14	9,000,000	9,265,680
Mahtomedi Senior Housing Revenue, St. Andrews Village Project, Refunding, 5.75%, 12/01/40	5,000,000	5,000,950
Minneapolis Health Care Facility Revenue, Augustana Chapel View Homes, Series D, 5.875%, 6/01/35	5,075,000	4,545,728
Minneapolis Health Care System Revenue, Fairview Health Services, Series A,		
6.625%, 11/15/28	11,000,000	13,369,070
6.75%, 11/15/32	6,250,000	7,620,312
Minnesota Agricultural and Economic Development Board Revenue, Health Care System, Refunding, Series A, 6.375%, 11/15/29	175,000	175,732
St. Paul Housing and RDA Hospital Facility Revenue, HealthEast Project, 6.00%, 11/15/35	10,000,000	10,443,600
		50,421,072
Mississippi 0.8%		
Claiborne County PCR, Systems Energy Resources Inc. Project, Refunding, 6.20%, 2/01/26	18,960,000	19,025,981
Lowndes County Solid Waste Disposal and PCR, Weyerhaeuser Co. Project, Refunding, Series B, 6.70%, 4/01/22	18,875,000	21,398,587

Semiannual Report | 119

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Mississippi (continued)		
Warren County Gulf Opportunity Zone Revenue, International Paper Co. Project, Series A,		
5.50%, 9/01/31	$ 20,000,000	$ 21,131,000
6.50%, 9/01/32	10,000,000	11,387,500
5.80%, 5/01/34	7,000,000	7,828,100
		80,771,168
Missouri 0.3%		
Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Iatan 2 Project, Series A, 6.00%, 1/01/39	11,000,000	12,373,790
St. Louis Airport Revenue, Lambert-St. Louis International Airport, Series A-1,		
6.25%, 7/01/29	7,000,000	8,089,550
6.625%, 7/01/34	3,000,000	3,526,380
West Plains IDA Hospital Revenue, Ozarks Medical Center,		
6.75%, 11/15/24	3,045,000	3,047,832
Refunding, 5.50%, 11/15/12	85,000	85,307
		27,122,859
Nevada 1.1%		
Clark County ID Special Assessment,		
Local ID No. 128, The Summerlin Centre, Series A, 5.00%, 2/01/26	1,320,000	1,110,014
Local ID No. 128, The Summerlin Centre, Series A, 5.05%, 2/01/31	1,035,000	829,718
Local ID No. 142, Mountains Edge Local Improvement, Refunding, 5.00%, 8/01/21	1,675,000	1,809,787
Local ID No. 151, Summerlin-Mesa, 5.00%, 8/01/20	745,000	642,607
Local ID No. 151, Summerlin-Mesa, 5.00%, 8/01/25	2,365,000	1,873,056
Clark County IDR, Southwest Gas Corp. Project, Series D, AMBAC Insured, 5.55%, 12/01/38	7,260,000	7,336,012
Henderson GO, Refunding, 4.00%,		
6/01/31	5,685,000	5,848,501
6/01/32	6,230,000	6,403,817
6/01/33	5,240,000	5,377,183
6/01/34	5,230,000	5,353,480
Henderson Health Care Facility Revenue, Catholic Healthcare West, Series A, 5.625%, 7/01/24	7,000,000	7,460,040
Henderson Local ID Special Assessment,		
No. T-4C, Green Valley, Refunding, Series A, 5.90%, 11/01/18	3,005,000	3,010,439
No. T-12, Series A, 7.375%, 8/01/18	22,470,000	21,868,029
No. T-16, 4.90%, 3/01/16	1,355,000	1,275,855
No. T-16, 5.00%, 3/01/18	960,000	879,072
No. T-16, 5.00%, 3/01/19	960,000	866,362
No. T-16, 5.10%, 3/01/22	1,445,000	1,233,640
No. T-16, 5.125%, 3/01/25	1,530,000	1,237,617
No. T-17, 5.00%, 9/01/15	695,000	717,539
No. T-17, 5.00%, 9/01/16	720,000	742,536
No. T-17, 5.00%, 9/01/25	1,335,000	1,327,431
Las Vegas Local Improvement Bonds Special Assessment, Special ID No. 607, 6.25%, 6/01/24	4,720,000	4,750,774
Las Vegas Special Assessment, ID No. 505, Elkhorn Springs, 8.00%, 9/15/13	730,000	749,484

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Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Nevada (continued)		
Las Vegas Valley Water District GO, Series B, 5.00%, 6/01/37	$ 8,000,000	$ 9,031,760
Overton Power District No. 5 Special Obligation Revenue, 8.00%, 12/01/38	7,500,000	9,057,750
		100,792,503
New Hampshire 0.3%		
New Hampshire Health and Education Facilities Authority Revenue, Southern New Hampshire University, Refunding, 5.00%, 1/01/42	7,500,000	7,905,075
New Hampshire Higher Educational and Health Facilities Authority Revenue, Hillcrest Terrace, 7.50%, 7/01/24	12,750,000	12,758,543
New Hampshire State Business Finance Authority Revenue, Elliot Hospital Obligated Group, Series A, 6.125%, 10/01/39	5,000,000	5,655,050
		26,318,668
New Jersey 2.8%		
Hudson County Improvement Authority Solid Waste Systems Revenue, Refunding, Series A, 5.75%, 1/01/40	5,000,000	5,872,200
New Jersey EDA Lease Revenue, International Center for Public Health Project, University of Medicine and Dentistry, AMBAC Insured, 6.00%, 6/01/32	9,965,000	9,978,552
New Jersey EDA Revenue,		
Cigarette Tax, Pre-Refunded, 5.50%, 6/15/31	6,500,000	7,100,340
Cigarette Tax, Pre-Refunded, 5.75%, 6/15/34	10,000,000	10,967,800
first mortgage, Keswick Pines, Refunding, 5.75%, 1/01/24	1,525,000	1,524,863
first mortgage, Presbyterian, Series A, 6.25%, 11/01/20	7,635,000	7,640,497
Montclair State University, Provident Group, Montclair Properties LLC, Series A, 5.875%, 6/01/42	5,000,000	5,597,000
New Jersey EDA Special Facility Revenue, Continental Airlines Inc. Project,		
4.875%, 9/15/19	20,000,000	20,362,800
5.125%, 9/15/23	7,500,000	7,597,650
5.25%, 9/15/29	15,000,000	15,281,250
ETM, 6.625%, 9/15/12	25,525,000	25,563,288
New Jersey Health Care Facilities Financing Authority Revenue,		
Capital Appreciation, St. Barnabas Health Care System, Refunding, Series B, zero cpn., 7/01/33	57,680,000	18,867,705
Capital Appreciation, St. Barnabas Health Care System, Refunding, Series B, zero cpn., 7/01/34	52,330,000	16,188,809
South Jersey Hospital, 5.00%, 7/01/46	6,000,000	6,242,580
St. Joseph's Healthcare System, 6.625%, 7/01/38	25,000,000	29,008,250
New Jersey State Transportation Trust Fund Authority Revenue, Transportation System,		
Series A, 6.00%, 12/15/38	35,705,000	41,899,817
Series A, Pre-Refunded, 6.00%, 12/15/38	19,295,000	25,230,335
Series B, 5.25%, 6/15/36	10,000,000	11,598,600
		266,522,336
New Mexico 1.6%		
Farmington PCR, Public Service Co. of New Mexico, San Juan Project, Refunding,		
Series B, 5.90%, 6/01/40	58,000,000	64,897,940
Series C, 5.90%, 6/01/40	18,435,000	20,627,475
Series D, 5.90%, 6/01/40	53,520,000	59,885,134

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Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
New Mexico (continued)		
New Mexico State Hospital Equipment Loan Council Hospital Revenue, St. Vincent Hospital, Series A, Radian Insured, Pre-Refunded,		
5.25%, 7/01/30	$ 4,360,000	$ 4,924,620
5.00%, 7/01/35	3,470,000	3,895,144
		154,230,313
New York 6.9%		
Long Island Power Authority Electric System Revenue, General, Refunding, Series A, 6.00%, 5/01/33	12,500,000	15,303,000
MAC for City of Troy Revenue, Capital Appreciation, Series C, NATL Insured, zero cpn.,		
7/15/21	428,010	337,503
1/15/22	649,658	504,057
MTA Revenue, Transportation,		
Refunding, Series D, 5.25%, 11/15/40	10,000,000	11,297,300
Series A, 5.00%, 11/15/41	15,500,000	17,210,270
Series C, 5.00%, 11/15/41	14,000,000	15,684,480
Series F, 5.00%, 11/15/30	7,000,000	7,533,400
New York City GO,		
Refunding, Series H, 6.25%, 8/01/15	20,000	20,084
Refunding, Series H, 6.125%, 8/01/25	5,000	5,020
Series F, 7.50%, 2/01/21	85,000	85,414
Series G, 7.50%, 2/01/22	10,000	10,049
Sub Series D-1, 5.00%, 10/01/34	9,550,000	11,040,182
New York City IDA Civic Facility Revenue,		
Amboy Properties Corp. Project, Refunding, 6.75%, 6/01/20	5,045,000	5,029,310
Series C, 6.80%, 6/01/28	5,000,000	5,091,400
New York City IDA Special Facility Revenue,		
[d]American Airlines Inc., JFK International Airport Project, 7.625%, 8/01/25	31,860,000	33,498,241
[d]American Airlines Inc., JFK International Airport Project, 7.75%, 8/01/31	15,000,000	15,771,150
[d]American Airlines Inc., JFK International Airport Project, Series A, 8.00%, 8/01/12	25,000,000	25,565,250
British Airways PLC Project, 7.625%, 12/01/32	15,550,000	15,923,666
New York City Municipal Water Finance Authority Water and Sewer System Revenue, Series E, 5.00%, 6/15/34	10,000,000	10,342,000
New York City Transitional Finance Authority Revenue, Future Tax Secured, Series D-1, 5.00%, 11/01/38	41,310,000	47,344,152
New York Liberty Development Corp. Liberty Revenue,		
Second Priority, Bank of America Tower at One Bryant Park Project, Class 3, Refunding, 6.375%, 7/15/49	18,500,000	21,352,145
Seven World Trade Center Project, Refunding, 5.00%, 9/15/30	19,475,000	22,892,862
Seven World Trade Center Project, Refunding, 5.00%, 9/15/31	20,000,000	23,364,800
Seven World Trade Center Project, Refunding, 5.00%, 9/15/32	11,000,000	12,791,130
Seven World Trade Center Project, Refunding, 5.00%, 9/15/40	5,000,000	5,681,100
Seven World Trade Center Project, Refunding, 5.00%, 9/15/43	5,000,000	5,479,900
New York Liberty Development Corp. Revenue, Goldman Sachs Headquarters, 5.25%, 10/01/35	65,000,000	75,547,550
New York State Dormitory Authority Revenues, Non-State Supported Debt, Orange Regional Medical Center,		
6.125%, 12/01/29	16,000,000	17,654,720
6.25%, 12/01/37	30,000,000	32,756,400

122 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
New York (continued)		
New York State Dormitory Authority State Personal Income Tax Revenue, General Purpose,		
Refunding, Series A, 5.00%, 6/15/31	$ 12,500,000	$ 14,989,625
Series B, 5.00%, 3/15/32	33,385,000	39,427,017
Series B, 5.00%, 3/15/42	25,000,000	28,581,000
Series E, 5.00%, 8/15/38	5,000,000	5,694,950
New York State Urban Development Corp. Revenue, State Personal Income Tax, Series A, 5.00%,		
3/15/34	11,920,000	13,730,529
3/15/35	12,515,000	14,334,806
3/15/36	13,140,000	14,976,578
Port Authority of New York and New Jersey Revenue, Consolidated, One Hundred Seventy-First Series, 4.00%,		
7/15/33	17,395,000	18,526,719
7/15/37	31,560,000	32,732,454
Port Authority of New York and New Jersey Special Obligation Revenue, Continental Airlines Inc., Eastern Project, La Guardia, 9.125%, 12/01/15	18,085,000	18,185,372
Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Revenue, Series B,		
5.00%, 6/01/32	1,675,000	1,775,165
5.25%, 6/01/37	700,000	743,239
Utica IDA Civic Facility Revenue, Utica College Civic Facility,		
6.75%, 12/01/21	1,250,000	1,277,087
6.85%, 12/01/31	2,000,000	2,044,000
		662,135,076
North Carolina 0.4%		
Albemarle Hospital Authority Health Care Facilities Revenue, Refunding, 5.25%, 10/01/27	4,500,000	4,676,130
Columbus County Industrial Facilities and PCFA Revenue, International Paper Co. Projects,		
Recovery Zone Facility Bonds, Series B, 6.25%, 11/01/33	4,000,000	4,533,520
Series A, 6.25%, 11/01/33	1,300,000	1,473,394
North Carolina Medical Care Commission Health Care Facilities Revenue, Pennybyrn at Maryfield, Series A,		
5.75%, 10/01/23	3,625,000	3,518,099
6.00%, 10/01/23	2,500,000	2,476,000
5.65%, 10/01/25	2,000,000	1,876,820
6.125%, 10/01/35	12,250,000	11,704,140
North Carolina Medical Care Commission Retirement Facilities Revenue, first mortgage, United Methodist, Refunding, Series C,		
5.25%, 10/01/24	920,000	946,450
5.50%, 10/01/32	1,600,000	1,629,728
		32,834,281
Ohio 2.2%		
American Municipal Power-Ohio Inc. Revenue, Fremont Energy Center Project, Series B, 5.00%,		
2/15/37	30,000,000	33,437,700
2/15/42	36,000,000	39,942,360

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Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Ohio (continued)		
Bowling Green Student Housing Revenue, CFP I LLC, State University Project, 6.00%, 6/01/45	$ 12,500,000	$ 13,644,250
Buckeye Tobacco Settlement Financing Authority Revenue, Asset-Backed,		
Senior Capital Appreciation Turbo Term Bond, Series A-3, zero cpn. to 12/01/12, 6.25% thereafter, 6/01/37	15,000,000	12,852,900
Senior Current Interest Turbo Term Bond, Series A-2, 5.875%, 6/01/30	22,500,000	18,712,125
Senior Current Interest Turbo Term Bond, Series A-2, 5.75%, 6/01/34	11,250,000	9,051,188
Butler County Hospital Facilities Revenue, UC Health, 5.50%, 11/01/40	10,000,000	10,867,500
Franklin County Health Care Facilities Revenue, Presbyterian Retirement Services, Refunding, 5.50%,		
7/01/17	2,650,000	2,650,000
7/01/21	950,000	950,000
Hamilton County Healthcare Revenue, Life Enriching Communities Project, Series A,		
6.50%, 1/01/41	4,970,000	5,557,951
6.625%, 1/01/46	2,500,000	2,780,700
Kent State University Revenues, General Receipts, Series A, 5.00%, 5/01/42	11,000,000	12,322,090
Little Miami Local School District GO, School Improvement, Refunding, 6.875%, 12/01/34	5,885,000	6,724,907
Miami County Hospital Facilities Revenue, Refunding and Improvement, Upper Valley Medical Center, 5.25%, 5/15/26	2,750,000	2,934,800
Ohio State Air Quality Development Authority Revenue, Environmental Improvement, Buckeye Power Inc. Project, 6.00%, 12/01/40	15,000,000	16,696,800
Scioto County Hospital Revenue, Southern Ohio Medical Center, Refunding, 5.75%, 2/15/38	17,000,000	18,624,180
Southeastern Port Authority Hospital Facilities Revenue, Refunding and Improvement, Memorial Health System, 6.00%, 12/01/42	5,000,000	5,217,050
Toledo Lucas County Port Authority Airport Revenue, Bax Global Project, Refunding, Series 1, 6.25%, 11/01/13	1,400,000	1,408,932
		214,375,433
Oklahoma 0.1%		
Oklahoma Development Finance Authority Revenue, Comanche County Hospital Project, Series B, 6.60%, 7/01/31	5,000,000	5,105,900
Tulsa Industrial Authority Revenue, Refunding, NATL Insured, 5.00%, 10/01/31	5,325,000	5,679,485
		10,785,385
Oregon 0.1%		
Oregon Health and Science University Revenue, Series A, 5.75%, 7/01/39	5,000,000	5,848,750
Salem Hospital Facility Authority Revenue,		
Capital Manor Inc., Refunding, 5.00%, 5/15/22	1,000,000	1,049,280
Capital Manor Inc., Refunding, 5.75%, 5/15/27	1,000,000	1,078,490
Capital Manor Inc., Refunding, 5.625%, 5/15/32	1,000,000	1,056,120
Capital Manor Inc., Refunding, 6.00%, 5/15/42	1,600,000	1,719,040
Capital Manor Inc., Refunding, 6.00%, 5/15/47	2,000,000	2,142,440
		12,894,120

124 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Pennsylvania 2.4%		
Allegheny County Higher Education Building Authority University Revenue, Carlow University Project, Refunding,		
6.75%, 11/01/31	$ 1,215,000	$ 1,373,351
7.00%, 11/01/40	2,000,000	2,257,800
Allegheny County Hospital Development Authority Revenue, West Pennsylvania Allegheny Health System, Refunding, 5.375%, 11/15/40	50,000,000	41,814,000
Delaware County IDAR, Resource Recovery Facility, Refunding, Series A,		
6.10%, 7/01/13	8,275,000	8,287,412
6.20%, 7/01/19	17,525,000	17,537,443
Lancaster County Hospital Authority Revenue, Brethren Village Project, Series A,		
6.375%, 7/01/30	1,000,000	1,073,190
6.50%, 7/01/40	3,000,000	3,207,540
Northampton County General Purpose Authority Hospital Revenue, St. Luke's Hospital Project, Series A, 5.50%, 8/15/40	15,000,000	15,975,000
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue, Allegheny Energy Supply Co., LLC Project, 7.00%, 7/15/39	60,000,000	71,812,800
Pennsylvania Economic Development Financing Authority Water Facilities Revenue, Aqua Pennsylvania Inc. Project, Series B, 5.00%, 12/01/43	7,500,000	8,309,850
Pennsylvania State Turnpike Commission Turnpike Revenue,		
Capital Appreciation, Series C, AGMC Insured, zero cpn. to 6/01/16, 6.25% thereafter, 6/01/33	5,000,000	5,276,250
Series B, 5.75%, 6/01/39	20,000,000	22,755,600
Philadelphia Hospitals and Higher Education Facilities Authority Revenue, Temple University Health System,		
Refunding, Series B, 5.50%, 7/01/26	18,000,000	19,018,260
Series A, 5.625%, 7/01/42	10,000,000	10,535,100
		229,233,596
Rhode Island 0.1%		
Rhode Island State Health and Educational Building Corp. Revenue, Hospital Financing, Lifespan Obligated Group,		
Refunding, NATL Insured, 5.75%, 5/15/23	405,000	405,531
Series A, 7.00%, 5/15/39	8,200,000	9,568,252
Tobacco Settlement FICO Revenue, Asset-Backed, Series B, zero cpn., 6/01/52	90,000,000	2,651,400
		12,625,183
South Carolina 0.7%		
Dorchester County School District No. 002 Installment Purchase Revenue, Growth Remedy Opportunities Tax Hike, 5.25%, 12/01/29	16,500,000	17,927,580
Greenville County School District Installment Purchase Revenue, Building Equity Sooner Tomorrow, 5.00%, 12/01/28	10,000,000	10,803,400
Lancaster Educational Assistance Program Inc. Revenue, School District of Lancaster County Project, 5.00%, 12/01/26	15,015,000	15,883,017
Scago Educational Facilities Corp. for Calhoun School District Revenue, School District of Calhoun County Project, Radian Insured, 5.00%, 12/01/26	7,540,000	7,857,510

Semiannual Report | 125

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
South Carolina (continued)		
Scago Educational Facilities Corp. for Williamsburg School District Revenue, School District of Williamsburg County Project, Refunding, Radian Insured, 5.00%, 12/01/31	$ 2,000,000	$ 2,092,980
South Carolina Jobs EDA Student Housing Revenue, Coastal Housing Foundation, Series A, 6.50%, 4/01/42	10,000,000	10,915,500
		65,479,987
Tennessee 0.8%		
Johnson City Health and Educational Facilities Board Hospital Revenue,		
Capital Appreciation, first mortgage, Refunding, Series A, NATL Insured, zero cpn., 7/01/27	19,365,000	9,368,787
Capital Appreciation, first mortgage, Refunding, Series A, NATL Insured, zero cpn., 7/01/28	19,400,000	8,854,548
first mortgage, Mountain States Health, Refunding, Series A, NATL Insured, zero cpn., 7/01/29	19,365,000	8,356,191
first mortgage, Mountain States Health, Refunding, Series A, NATL Insured, zero cpn., 7/01/30	19,370,000	7,800,299
Knox County Health Educational and Housing Facilities Board Hospital Facilities Revenue,		
Capital Appreciation, Refunding and Improvement, Series A, AGMC Insured, zero cpn., 1/01/25	5,000,000	2,466,200
Capital Appreciation, Refunding and Improvement, Series A, AGMC Insured, zero cpn., 1/01/26	2,610,000	1,211,275
Covenant Health System, Refunding and Improvement, Series A, zero cpn., 1/01/37	12,760,000	3,828,255
Covenant Health System, Refunding and Improvement, Series A, zero cpn., 1/01/39	13,755,000	3,715,638
Knox County Health Educational and Housing Facilities Board Revenue, University Health System Inc., Refunding, 5.25%, 4/01/36	23,475,000	24,768,942
Memphis-Shelby County Airport Authority Airport Revenue, Refunding, Series B, 5.75%,		
7/01/23	5,000,000	5,886,950
7/01/24	3,500,000	4,089,190
		80,346,275
Texas 6.7%		
Angelina and Neches River Authority Waste Disposal Revenue, Temple-Inland Forest Products, 6.95%, 5/01/23	1,750,000	1,834,473
Austin Convention Enterprises Inc. Convention Center Hotel Revenue, first tier, Refunding, Series B, 5.75%, 1/01/34	15,750,000	16,369,762
Bexar County Health Facilities Development Corp. Revenue, Army Retirement Residence, Refunding, 5.00%,		
7/01/27	960,000	999,082
7/01/33	1,520,000	1,561,785
Brazos County Health Facilities Development Corp. Franciscan Services Corp. Revenue, Obligated Group, St. Joseph Regional, 5.50%, 1/01/38	5,250,000	5,593,193
Brazos River Authority PCR,		
TXU Electric Co. Project, Refunding, Series A, 8.25%, 10/01/30	45,000,000	7,314,750
TXU Energy Co. LLC Project, Mandatory Put 4/01/13, Refunding, Series A, 6.75%, 4/01/38	6,385,000	5,456,174
Cameron County GO, State Highway 550 Project, 5.00%, 2/15/38	7,500,000	8,384,925
Capital Area Cultural Education Facilities Finance Corp. Revenue, Roman Catholic Diocese, Series B, 6.125%, 4/01/45	10,000,000	11,032,300

126 | Semiannual Report

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Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Texas (continued)		
Central Texas Regional Mobility Authority Revenue,		
Capital Appreciation, Refunding, zero cpn., 1/01/35	$ 3,000,000	$ 909,360
Capital Appreciation, Refunding, zero cpn., 1/01/37	2,500,000	672,925
Capital Appreciation, Refunding, zero cpn., 1/01/38	2,405,000	610,341
Capital Appreciation, Refunding, zero cpn., 1/01/39	2,545,000	610,240
senior lien, Refunding, 5.75%, 1/01/25	2,350,000	2,763,318
senior lien, Refunding, 6.00%, 1/01/41	7,925,000	9,238,093
senior lien, Refunding, 6.25%, 1/01/46	24,340,000	28,633,819
Dallas-Fort Worth International Airport Revenue,		
Joint, Series B, NATL Insured, 6.00%, 11/01/23	1,495,000	1,499,365
Joint, Series C, NATL Insured, 6.25%, 11/01/28	1,345,000	1,348,188
Joint Improvement, Refunding, Series C, 5.00%, 11/01/45	25,250,000	28,046,942
Joint Improvement, Series A, 5.00%, 11/01/42	12,000,000	13,212,960
Joint Improvement, Series A, 5.00%, 11/01/45	50,000,000	55,016,500
Fort Bend Grand Parkway Toll Road Authority Limited Contract Tax Toll Revenue, sub. lien,		
5.00%, 3/01/37	5,000,000	5,802,350
4.00%, 3/01/46	8,000,000	8,145,600
Harris County Health Facilities Development Corp. Hospital Revenue, Memorial Hermann Healthcare System, Refunding, Series B, 7.25%, 12/01/35	13,500,000	16,879,725
Houston Airport System Revenue, Special Facilities, Continental Airlines, Series E, 6.75%,		
7/01/21	35,095,000	35,241,346
7/01/29	31,520,000	31,630,005
Lufkin Health Facilities Development Corp. Health System Revenue, Memorial Health System of East Texas, Refunding, 6.25%, 2/15/37	5,000,000	5,455,250
Matagorda County Navigation District No. 1 PCR, Central Power and Light Co. Project, Refunding, Series A, 6.30%, 11/01/29	10,000,000	11,643,500
Matagorda County Navigation District No. 1 Revenue, CenterPoint Energy Houston Electric LLC Project, Refunding, 5.60%, 3/01/27	12,000,000	12,443,880
North East ISD, GO, Refunding, PSF Guarantee, 5.25%, 2/01/30	7,635,000	10,248,002
North Texas Tollway Authority Revenue,		
Special Projects System, Capital Appreciation, first tier, Refunding, Series I, zero cpn. to 1/01/15, 6.50% thereafter, 1/01/43	25,000,000	26,509,750
Special Projects System, Capital Appreciation, Series B, zero cpn., 9/01/37	7,500,000	1,893,000
Special Projects System, Capital Appreciation, Series C, zero cpn. to 9/01/21, 6.75% thereafter, 9/01/45	25,000,000	20,592,250
Special Projects System, Capital Appreciation, Series C, zero cpn. to 9/01/23, 7.00% thereafter, 9/01/43	10,000,000	7,264,000
System, first tier, Refunding, Series A, 5.625%, 1/01/33	1,000,000	1,132,330
System, first tier, Refunding, Series A, 6.25%, 1/01/39	12,500,000	14,318,625
System, first tier, Refunding, Series A, 5.75%, 1/01/48	30,000,000	33,603,900
System, first tier, Refunding, Series B, 5.00%, 1/01/38	10,000,000	10,893,200
System, first tier, Refunding, Series B, 5.75%, 1/01/40	11,680,000	13,217,205
System, first tier, Refunding, Series K, Sub Series K-2, 6.00%, 1/01/38	15,000,000	17,017,650
System, second tier, Refunding, Series F, 5.75%, 1/01/38	20,000,000	21,790,800
Red River Health Facilities Development Corp. First Mortgage Revenue, Eden Home Project, 7.25%, 12/15/42	11,000,000	11,496,320
Sam Rayburn Municipal Power Agency Revenue, Refunding, 6.00%,		
10/01/16	8,500,000	8,520,315
10/01/21	1,500,000	1,503,150

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Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Texas (continued)		
Tarrant County Cultural Education Facilities Finance Corp. Revenue, Texas Health Resources, Refunding, 5.00%, 11/15/40	$ 15,225,000	$ 16,668,178
Texas State Municipal Power Agency Revenue, sub. lien, Transmission, Refunding, 5.00%, 9/01/40	15,250,000	16,842,862
Texas State Turnpike Authority Central Turnpike System Revenue,		
Capital Appreciation, AMBAC Insured, zero cpn., 8/15/32	51,000,000	15,772,260
Series A, AMBAC Insured, 5.75%, 8/15/38	31,000,000	31,104,780
Tyler Health Facilities Development Corp. Hospital Revenue,		
East Texas Medical Center, Refunding and Improvement, Series A, 5.375%, 11/01/37	8,000,000	8,415,840
Mother Frances Hospital, Series B, 5.00%, 7/01/37	2,500,000	2,595,125
United ISD, GO, PSF Guarantee, 5.00%, 8/15/34	12,000,000	14,208,360
Wood County Central Hospital District Hospital Revenue, East Texas Medical Center Quitman Project, 6.00%, 11/01/41	9,350,000	10,709,210
		644,667,263
Virginia 0.6%		
Fairfax County EDA Facility Revenue, Community Services Facilities Project, Series A, 4.50%, 3/01/42	16,980,000	18,217,333
Peninsula Ports Authority Coal Terminal Revenue, Dominion Terminal Associates, Refunding, 6.00%, 4/01/33	9,500,000	9,673,090
Tobacco Settlement FICO Revenue,		
Asset-Backed, Pre-Refunded, 5.50%, 6/01/26	2,245,000	2,455,042
Capital Appreciation Bonds, second sub., Refunding, Series D, zero cpn., 6/01/47	50,000,000	1,296,500
Virginia Small Business Financing Authority Revenue, Elizabeth River Crossings OPCO LLC Project, senior lien,		
6.00%, 1/01/37	20,000,000	22,940,400
5.50%, 1/01/42	5,000,000	5,509,850
		60,092,215
Washington 2.8%		
Douglas County PUD No. 1 Wells Hydroelectric Revenue, Refunding, Series B, NATL RE, FGIC Insured, 5.00%, 9/01/35	7,685,000	8,143,410
FYI Properties Lease Revenue, Washington State District Project, 5.50%,		
6/01/34	11,935,000	13,531,784
6/01/39	16,250,000	18,225,837
Ocean Shores Local ID No. 1 Tax Allocation, 7.25%, 2/01/31	17,410,000	21,843,108
Port of Seattle Revenue, Intermediate Lien, Refunding, Series B, 5.00%, 6/01/40	17,000,000	18,629,790
Skagit County Public Hospital District No. 1 Revenue, Skagit Valley Hospital, 5.75%,		
12/01/32	2,000,000	2,121,060
12/01/35	5,355,000	5,814,834
Snohomish County Public Hospital District No. 3 GO, AMBAC Insured, 5.00%, 12/01/31	10,000,000	10,632,700
Washington State GO,		
Motor Vehicle Fuel Tax, Series B-1, 4.00%, 8/01/36	9,040,000	9,531,505
Motor Vehicle Fuel Tax, Series B-1, 5.00%, 8/01/40	13,375,000	15,304,879
Motor Vehicle Fuel Tax, Series B-1, 4.00%, 8/01/42	19,530,000	20,208,277
Various Purpose, Refunding, Series R-2012C, 5.00%, 7/01/26	34,715,000	42,773,046
Various Purpose, Series A, 4.00%, 8/01/36	19,290,000	20,338,797

128 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Washington (continued)		
Washington State Health Care Facilities Authority Revenue,		
Central Washington Health Services, 7.00%, 7/01/39	$ 8,500,000	$ 9,887,030
Fred Hutchinson Cancer Center, Refunding, Series A, 6.00%, 1/01/33	7,500,000	8,594,025
Kadlec Medical Center, 5.00%, 12/01/42	3,000,000	3,057,570
Kadlec Medical Center, Refunding, Series A, Assured Guaranty, 5.00%, 12/01/30	4,000,000	4,193,920
Providence Health and Services, Series A, FGIC Insured, Pre-Refunded, 5.00%, 10/01/36	305,000	357,393
Virginia Mason Medical, Series B, ACA Insured, 6.00%, 8/15/37	30,000,000	32,904,900
Washington State Higher Education Facilities Authority Revenue, Whitworth University Project, Refunding, 5.625%, 10/01/40	5,235,000	5,700,391
		271,794,256
West Virginia 0.3%		
County Commission of Harrison County Solid Waste Disposal Revenue, Allegheny Energy Supply Co. LLC, Refunding, Series D, 5.50%, 10/15/37	14,745,000	15,527,370
Pleasants County PCR, County Commission, Series F, 5.25%, 10/15/37	16,250,000	17,303,000
		32,830,370
Wisconsin 0.6%		
Wisconsin Housing and EDA Home Ownership Revenue, Series E, 4.90%, 9/01/37	11,145,000	11,431,872
Wisconsin Public Financial Authority Revenue, Adams-Columbia Electric Cooperative, NATL Insured, 5.50%, 12/01/40	6,755,000	7,575,395
Wisconsin State General Fund Annual Appropriation Revenue, Series A, 6.00%, 5/01/33	15,000,000	18,582,600
Wisconsin State Health and Educational Facilities Authority Revenue,		
Fort Healthcare Inc. Project, 5.75%, 5/01/24	5,000,000	5,316,700
New Castle Place Project, Series A, 7.00%, 12/01/31	2,500,000	2,127,125
Thedacare Inc., AMBAC Insured, 5.00%, 12/15/30	9,530,000	10,007,358
Thedacare Inc., Series A, 5.50%, 12/15/38	5,000,000	5,569,150
		60,610,200
Wyoming 0.3%		
Campbell County Solid Waste Facilities Revenue, Basin Electric Power Cooperative, Series A, 5.75%, 7/15/39	5,500,000	6,244,865
West Park Hospital District Revenue, West Park Hospital Project, Series A, 7.00%, 6/01/40	5,500,000	6,733,320
Wyoming CDA Student Housing Revenue, CHF-Wyoming LLC, University of Wyoming Project,		
6.25%, 7/01/31	600,000	666,012
6.50%, 7/01/43	1,600,000	1,774,144
Wyoming Municipal Power Agency Power Supply Revenue, Series A,		
5.50%, 1/01/28	1,350,000	1,533,924
5.50%, 1/01/33	2,360,000	2,643,058
5.50%, 1/01/38	2,810,000	3,101,987
5.00%, 1/01/42	1,000,000	1,070,280
5.375%, 1/01/42	2,750,000	2,978,718
		26,746,308
U.S. Territories 7.6%		
Guam 1.1%		
Guam Government Department of Education COP, John F. Kennedy High School, Series A,		
6.625%, 12/01/30	5,065,000	5,543,035
6.875%, 12/01/40	4,000,000	4,382,080

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Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
U.S. Territories (continued)		
Guam (continued)		
Guam Government GO,		
Refunding, Series A, 5.125%, 11/15/27	$ 7,270,000	$ 7,317,182
Refunding, Series A, 5.25%, 11/15/37	37,000,000	37,415,510
Series A, 6.00%, 11/15/19	8,000,000	8,648,080
Series A, 6.75%, 11/15/29	10,000,000	11,179,700
Series A, 7.00%, 11/15/39	15,000,000	16,888,500
Guam Government Waterworks Authority Water and Wastewater System Revenue,		
6.00%, 7/01/25	4,000,000	4,140,840
5.875%, 7/01/35	8,000,000	8,213,040
5.625%, 7/01/40	4,000,000	4,115,520
		107,843,487
Northern Mariana Islands 0.3%		
Northern Mariana Islands Commonwealth GO, Refunding, Series B, 5.00%, 10/01/33	24,885,000	21,397,865
Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue, Series A, 6.60%, 3/15/28	6,785,000	6,699,238
		28,097,103
Puerto Rico 5.7%		
Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds, Refunding,		
5.50%, 5/15/39	11,500,000	11,523,115
5.625%, 5/15/43	3,500,000	3,500,140
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien,		
Refunding, Series A, 5.75%, 7/01/37	20,605,000	21,906,000
Series A, 6.00%, 7/01/44	5,200,000	5,488,860
Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series A,		
5.50%, 7/01/26	4,450,000	4,873,774
5.75%, 7/01/28	32,125,000	35,876,558
5.50%, 7/01/39	52,830,000	55,022,445
5.75%, 7/01/41	15,000,000	15,760,500
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue, Refunding, Series N, FGIC Insured, 5.25%, 7/01/39	7,500,000	7,877,400
Puerto Rico Electric Power Authority Power Revenue,		
Refunding, Series A, 5.00%, 7/01/29	14,250,000	15,229,830
Refunding, Series A, 5.00%, 7/01/42	32,015,000	32,534,603
Refunding, Series VV, NATL RE, FGIC Insured, 5.25%, 7/01/32	8,500,000	9,189,690
Series XX, 5.75%, 7/01/36	8,620,000	9,400,196
Series XX, 5.25%, 7/01/40	21,570,000	22,380,169
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	1,365,000	1,365,669
Puerto Rico PBA Guaranteed Revenue, Government Facilities,		
Refunding, Series U, 5.25%, 7/01/42	25,000,000	25,304,250
Series S, 6.00%, 7/01/41	15,000,000	16,247,100
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B, 5.50%, 8/01/31	32,395,000	34,116,470

130 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
U.S. Territories (continued)		
Puerto Rico (continued)		
Puerto Rico Sales Tax FICO Sales Tax Revenue,		
Capital Appreciation, first sub., Series A, zero cpn. to 8/01/16, 6.75% thereafter, 8/01/32	$ 53,000,000	$ 54,864,540
Capital Appreciation, first sub., Series A, zero cpn. to 8/01/19, 6.25% thereafter, 8/01/33	36,500,000	32,220,740
first sub., Refunding, Series A-1, 5.00%, 8/01/43	10,000,000	10,445,100
first sub., Series A, 5.375%, 8/01/39	23,320,000	25,031,688
first sub., Series A, 5.50%, 8/01/42	52,000,000	56,123,600
first sub., Series C, 5.50%, 8/01/40	25,000,000	27,130,500
Senior Series C, 5.25%, 8/01/40	7,150,000	7,886,879
		541,299,816
U.S. Virgin Islands 0.5%		
Virgin Islands PFAR,		
senior lien, Capital Projects, Series A-1, 5.00%, 10/01/24	555,000	608,546
senior lien, Refunding, Series B, 5.00%, 10/01/25	1,500,000	1,644,720
sub. lien, Refunding, Series C, 5.00%, 10/01/19	9,145,000	10,295,898
sub. lien, Refunding, Series C, 5.00%, 10/01/22	10,000,000	11,030,700
Virgin Islands Matching Fund Loan Note, Diageo Project, Series A, 6.625%, 10/01/29	18,380,000	21,584,369
Virgin Islands Matching Fund Loan Note, sub. lien, Working Capital, Refunding, Series B, 5.25%, 10/01/29	5,750,000	6,286,993
		51,451,226
Total U.S. Territories		728,691,632
Total Municipal Bonds before Short Term Investments (Cost $8,070,404,390)		8,891,896,243
Short Term Investments 6.5%		
Municipal Bonds 6.5%		
Colorado 0.1%		
[f]Colorado Educational and Cultural Facilities Authority Revenue, National Jewish Federation Bond Program, Series A-7, Daily VRDN and Put, 0.25%, 7/01/29	6,455,000	6,455,000
Connecticut 0.2%		
[f]Connecticut State Health and Educational Facilities Authority Revenue, Yale University, Series V-1, Daily VRDN and Put, 0.15%, 7/01/36	18,300,000	18,300,000
District of Columbia 0.7%		
[f]Metropolitan Washington D.C. Airports Authority Airport System Revenue, Refunding, Series D, Sub Series D-2, Daily VRDN and Put, 0.20%, 10/01/39	64,135,000	64,135,000
Florida 0.4%		
[f]Florida State Municipal Power Agency Revenue, All-Requirements Power Supply Project, Refunding, Series C, Daily VRDN and Put, 0.21%, 10/01/35	33,000,000	33,000,000
[f]Sarasota County Public Hospital District Revenue, Sarasota Memorial Hospital Project, Refunding, Series B, Daily VRDN and Put, 0.18%, 7/01/37	8,800,000	8,800,000
		41,800,000

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Statement of Investments, August 31, 2012 (unaudited) (continued)

132 | Semiannual Report

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Statement of Investments, August 31, 2012 (unaudited) (continued)

Semiannual Report | 133

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Statement of Investments, August 31, 2012 (unaudited) (continued)

134 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust

Financial Highlights

Franklin Insured Tax-Free Income Fund

Class A	Six Months Ended August 31, 2012 (unaudited)	Year Ended February 28, 2012[a]	2011	2010	2009	2008[a]
Per share operating performance (for a share outstanding throughout the period)						
Net asset value, beginning of period	$12.37	$11.39	$11.88	$11.20	$11.48	$12.32
Income from investment operations[b]:						
Net investment income[c]	0.23	0.50	0.51	0.52	0.52	0.52
Net realized and unrealized gains (losses)	0.22	1.00	(0.49)	0.68	(0.29)	(0.84)
Total from investment operations	0.45	1.50	0.02	1.20	0.23	(0.32)
Less distributions from:						
Net investment income	(0.23)	(0.52)	(0.51)	(0.52)	(0.51)	(0.52)
Net realized gains	—	—	—	—	—	(—)[d]
Total distributions	(0.23)	(0.52)	(0.51)	(0.52)	(0.51)	(0.52)
Redemption fees[e]	—	—	—	—	—[d]	—[d]
Net asset value, end of period	$12.59	$12.37	$11.39	$11.88	$11.20	$11.48
Total return[f]	3.65%	13.40%	0.13%	10.93%	2.04%	(2.70)%
Ratios to average net assets[g]						
Expenses	0.61%	0.62%	0.63%	0.63%	0.63%	0.64%
Net investment income	3.67%	4.25%	4.30%	4.46%	4.57%	4.28%
Supplemental data						
Net assets, end of period (000's)	$2,473,333	$2,312,711	$2,100,666	$2,134,949	$1,807,929	$1,909,094
Portfolio turnover rate	6.99%	7.08%	17.09%	5.21%	15.12%	15.60%

[a]For the year ended February 29.
[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[c]Based on average daily shares outstanding.
[d]Amount rounds to less than $0.01 per share.
[e]Effective September 1, 2008, the redemption fee was eliminated.
[f]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[g]Ratios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 135

136 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust

Financial Highlights *(continued)*

Franklin Insured Tax-Free Income Fund

Class C	Six Months Ended August 31, 2012 (unaudited)	Year Ended February 28, 2012[a]	2011	2010	2009	2008[a]
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$12.52	$11.53	$12.01	$11.31	$11.59	$12.43
Income from investment operations[b]:						
Net investment income[c]	0.20	0.44	0.45	0.46	0.47	0.46
Net realized and unrealized gains (losses)	0.22	1.00	(0.49)	0.70	(0.30)	(0.84)
Total from investment operations	0.42	1.44	(0.04)	1.16	0.17	(0.38)
Less distributions from:						
Net investment income	(0.19)	(0.45)	(0.44)	(0.46)	(0.45)	(0.46)
Net realized gains	—	—	—	—	—	(—)[d]
Total distributions	(0.19)	(0.45)	(0.44)	(0.46)	(0.45)	(0.46)
Redemption fees[e]		—	—	—	—[d]	—[d]
Net asset value, end of period	$12.75	$12.52	$11.53	$12.01	$11.31	$11.59
Total return[f]	3.40%	12.72%	(0.36)%	10.41%	1.46%	(3.21)%
Ratios to average net assets[g]						
Expenses	1.16%	1.17%	1.18%	1.18%	1.18%	1.19%
Net investment income	3.12%	3.70%	3.75%	3.91%	4.02%	3.73%
Supplemental data						
Net assets, end of period (000's)	$517,630	$455,584	$385,479	$339,444	$196,085	$148,054
Portfolio turnover rate	6.99%	7.08%	17.09%	5.21%	15.12%	15.60%

[a]For the year ended February 29.

[c]Based on average daily shares outstanding.

[d]Amount rounds to less than $0.01 per share.

[e]Effective September 1, 2008, the redemption fee was eliminated.

[f]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[g]Ratios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 137

138 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited)

Franklin Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 90.9%		
Alabama 3.5%		
Bessemer GO, wts., XLCA Insured, 5.00%, 2/01/35	$ 2,000,000	$ 2,001,759
Birmingham Airport Authority Airport Revenue, AGMC Insured, 5.50%, 7/01/40	20,000,000	22,568,600
Birmingham Waterworks Board Water Revenue, Series A, Assured Guaranty, 5.25%, 1/01/39	5,000,000	5,515,800
Chatom IDB Gulf Opportunity Zone Revenue, PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%,		
8/01/30	5,250,000	6,035,505
8/01/37	5,000,000	5,564,850
Houston County Health Care Authority Revenue, Series A, AMBAC Insured, 5.125%,		
10/01/24	5,855,000	6,205,012
10/01/25	6,065,000	6,405,307
Leeds Public Educational Building Authority Educational Facilities Revenue, Assured Guaranty, 5.125%, 4/01/38	10,865,000	11,785,483
Limestone County Water and Sewer Authority Water Revenue, AMBAC Insured, 5.00%, 12/01/35	9,100,000	9,445,163
Orange Beach Water Sewer and Fire Protection Authority Revenue, NATL Insured, Pre-Refunded, 5.00%, 5/15/35	3,665,000	4,116,931
Pell City GO, wts.,		
Refunding, XLCA Insured, 5.00%, 2/01/24	1,020,000	1,093,348
XLCA Insured, 5.00%, 2/01/34	5,195,000	5,370,227
Phenix City Water and Sewer Revenue, wts., Series A, AGMC Insured, 5.00%, 8/15/40	8,090,000	9,073,825
Tuscaloosa Public Educational Building Authority Student Housing Revenue, Ridgecrest Student Housing LLC, University of Alabama Ridgecrest Residential Project, Assured Guaranty, 6.75%, 7/01/38	5,000,000	5,880,200
University of Alabama at Birmingham Hospital Revenue, Refunding, Series A, AMBAC Insured, 5.00%, 9/01/41	5,000,000	5,214,350
		106,276,360
Alaska 0.4%		
Alaska Energy Authority Power Revenue, Bradley Lake Project, Refunding, NATL Insured, 6.25%, 7/01/21	5,000	5,019
Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center Project, Assured Guaranty, 6.00%, 9/01/32	10,000,000	11,898,900
		11,903,919
Arizona 2.6%		
Arizona State COP, Department of Administration,		
Series A, AGMC Insured, 5.25%, 10/01/26	8,500,000	9,886,265
Series A, AGMC Insured, 5.25%, 10/01/28	10,000,000	11,403,000
Series A, AGMC Insured, 5.00%, 10/01/29	5,000,000	5,568,600
Series B, AGMC Insured, 5.00%, 10/01/27	8,000,000	8,978,240
Downtown Phoenix Hotel Corp. Revenue,		
Senior Series A, FGIC Insured, 5.00%, 7/01/36	15,000,000	14,916,300
sub. bond, Series B, NATL RE, FGIC Insured, 5.00%, 7/01/36	6,450,000	6,652,337
Maricopa County IDA Hospital System Revenue, Samaritan Health Services, Series A, NATL Insured, ETM, 7.00%, 12/01/16	300,000	347,523
Pima County Sewer System Revenue, Assured Guaranty, 5.00%, 7/01/25	7,000,000	8,279,390
Tucson Water System Revenue, Series B, AGMC Insured, 5.00%, 7/01/32	12,000,000	13,170,720
		79,202,375

Semiannual Report | 139

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Arkansas 0.3%		
Benton Regional Public Water Authority Water Revenue, Refunding and Improvement, XLCA Insured, 5.00%, 10/01/35	$ 5,230,000	$ 5,646,883
University of Arkansas University Revenues, Various Facility, Fayetteville Campus, AMBAC Insured, 5.00%, 11/01/36	3,205,000	3,472,970
		9,119,853
California 8.3%		
California State GO,		
NATL Insured, Pre-Refunded, 5.00%, 2/01/31	9,700,000	9,887,792
Refunding, AMBAC Insured, 5.00%, 2/01/33	7,000,000	7,197,680
Refunding, NATL Insured, 5.00%, 2/01/31	10,300,000	10,368,083
Refunding, NATL Insured, 5.00%, 10/01/32	1,910,000	1,912,731
Various Purpose, 6.00%, 4/01/38	30,000,000	35,604,600
Various Purpose, Refunding, NATL Insured, 4.75%, 3/01/35	20,855,000	21,927,364
California State Public Works Board Lease Revenue, Various Capital Projects,		
Series A, AGMC Insured, 5.00%, 4/01/28	13,030,000	14,731,848
Series A, AGMC Insured, 5.00%, 4/01/29	21,000,000	23,524,200
Series G-1, 5.25%, 10/01/24	5,000,000	5,822,450
California State University Revenue, Systemwide, Series A, AGMC Insured, 5.00%, 11/01/39	10,000,000	10,837,500
Colton Joint USD, GO, Election of 2008, Series A, Assured Guaranty, 5.375%, 8/01/34	10,000,000	11,173,100
East Side UHSD Santa Clara County GO, Election of 2008, Series B, Assured Guaranty, 5.25%, 8/01/35	23,800,000	26,028,394
Los Angeles USD, GO, Election of 2004, Series H, AGMC Insured, 5.00%, 7/01/32	32,565,000	36,474,428
Montebello USD, GO, Election of 2004, Series A-1, Assured Guaranty, 5.25%, 8/01/34	5,000,000	5,584,250
Oakland RDA Tax Allocation, Central District Redevelopment Project, Refunding, AMBAC Insured, 5.50%, 2/01/14	90,000	93,172
Richmond Joint Powers Financing Authority Revenue, Lease, Civic Center Project, Refunding, Assured Guaranty, 5.75%, 8/01/29	13,315,000	15,190,152
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Refunding, Series A, NATL Insured, 5.25%, 1/15/30	4,000,000	3,999,760
San Jose RDA Tax Allocation, Merged Area, Refunding, Series D, Assured Guaranty, 5.00%, 8/01/22	10,000,000	10,550,100
Val Verde USD, COP, School Construction Project,		
Refunding, Series B, NATL RE, FGIC Insured, 5.00%, 1/01/35	1,680,000	1,685,343
Series B, FGIC Insured, Pre-Refunded, 5.00%, 1/01/35	820,000	905,788
		253,498,735
Colorado 2.2%		
Colorado State Board of Governors University Enterprise System Revenue, Series A, NATL RE, FGIC Insured, 5.00%, 3/01/37	10,000,000	10,777,000
Colorado State Health Facilities Authority Revenue,		
Catholic Health Initiatives, Series C-7, AGMC Insured, 5.00%, 9/01/36	20,000,000	21,643,000
Health Facility Authority, Hospital, Refunding, Series B, AGMC Insured, 5.25%, 3/01/36	10,000,000	10,867,600
Denver City and County Airport Revenue, Series C, NATL Insured, ETM, 6.125%,		
11/15/25	3,590,000	4,932,803
11/15/25	4,410,000	4,422,260

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Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Colorado (continued)		
Denver Convention Center Hotel Authority Revenue, senior bond, Refunding, XLCA Insured, 5.00%, 12/01/35	$15,000,000	$ 15,602,850
		68,245,513
Connecticut 0.2%		
Connecticut State Health and Educational Facilities Authority Revenue, Child Care Facilities Program, Series G, Assured Guaranty, 6.00%, 7/01/38	5,000,000	5,732,000
District of Columbia 0.7%		
District of Columbia Hospital Revenue, Children's Hospital Obligated Group, Sub Series 1, AGMC Insured, 5.45%, 7/15/35	19,325,000	21,171,697
Florida 6.6%		
Brevard County Local Option Fuel Tax Revenue, NATL RE, FGIC Insured, 5.00%,		
8/01/32	12,440,000	13,095,961
8/01/37	13,000,000	13,485,160
Broward County HFAR,		
5.65%, 11/01/22	405,000	405,405
5.70%, 11/01/29	225,000	225,176
Broward County School Board COP,		
NATL Insured, Pre-Refunded, 5.00%, 7/01/28	2,000,000	2,078,040
Series A, AGMC Insured, 5.00%, 7/01/30	2,000,000	2,111,720
Cape Coral Water and Sewer Revenue, AMBAC Insured, 5.00%, 10/01/36	2,000,000	2,083,520
Celebration CDD Special Assessment, Series B, NATL Insured, 5.50%, 5/01/19	150,000	150,549
Coral Gables Health Facilities Authority Hospital Revenue, Baptist Health South Florida Obligated Group, AGMC Insured, Pre-Refunded, 5.00%, 8/15/29	1,000,000	1,090,310
Dade County HFA, MFMR, Siesta Pointe Apartments, Series A, 5.75%, 9/01/29	1,890,000	1,891,550
Destin Capital Improvement Revenue, NATL Insured, 5.00%, 8/01/27	1,315,000	1,329,728
Escambia County Utilities Authority Utility System Revenue, NATL RE, FGIC Insured, 5.00%, 1/01/31	1,775,000	1,777,414
Florida Gulf Coast University FICO Capital Improvement Revenue, Housing Project, Series A, NATL Insured, 5.00%, 2/01/37	10,000,000	10,411,900
Florida HFAR, Spinnaker Cove Apartments, Series G, AMBAC Insured, 6.50%, 7/01/36	1,600,000	1,601,056
Florida HFC Revenue,		
Housing, Logan's Pointe Apartments, Series F-1, AGMC Insured, 5.90%, 12/01/19	1,080,000	1,081,242
Marina Bay Apartments, Series S, AGMC Insured, 5.85%, 2/01/41	1,070,000	1,070,749
Florida State Correctional Privatization Commission COP, Series B, AMBAC Insured, 5.00%, 8/01/25	2,000,000	2,126,140
Hernando County School Board COP, NATL Insured, 5.00%, 7/01/30	1,150,000	1,213,158
Hillsborough County School Board COP, Master Lease Program, Refunding, Series A, NATL Insured, 5.00%, 7/01/26	1,670,000	1,779,635
Indian Trail Water Control District Improvement Revenue, NATL Insured, 5.75%, 8/01/16	675,000	677,612
Jacksonville Capital Improvement Revenue, Refunding, Series C, AMBAC Insured, 5.00%, 10/01/25	4,000,000	4,009,000
Jacksonville Guaranteed Entitlement Revenue, Refunding and Improvement, NATL RE, FGIC Insured, 5.00%, 10/01/32	1,000,000	1,003,060
Jacksonville Sales Tax Revenue, Better Jacksonville, NATL Insured, Pre-Refunded, 5.00%, 10/01/30	1,500,000	1,576,380
Lake County School Board COP, Series A, AMBAC Insured, 5.00%, 6/01/30	2,080,000	2,160,080

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Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Florida (continued)		
Lee County Airport Revenue, Refunding, AGMC Insured, 5.00%, 10/01/33	$ 3,530,000	$ 3,717,443
Lee Memorial Health System Hospital Revenue, Series A, AMBAC Insured, 5.00%,		
4/01/32	1,460,000	1,525,963
4/01/37	11,000,000	11,501,710
Leon County COP, AMBAC Insured, 5.00%, 7/01/25	8,935,000	9,578,320
Maitland CDA Revenue, AMBAC Insured, 5.00%, 7/01/34	2,595,000	2,737,803
Martin County Health Facilities Authority Revenue, Martin Memorial Medical Center, AGMC Insured, 5.50%, 11/15/42	3,800,000	4,268,768
Miami Beach Water and Sewer Revenue, AMBAC Insured, 5.00%, 9/01/30	3,000,000	3,004,290
Miami-Dade County Aviation Revenue, Miami International Airport, Hub of the Americas,		
Refunding, Series A, CIFG Insured, 5.00%, 10/01/38	1,625,000	1,655,924
Series B, NATL RE, FGIC Insured, 5.75%, 10/01/29	2,500,000	2,504,250
Series B, NATL RE, FGIC Insured, 5.00%, 10/01/30	3,500,000	3,619,420
Miami-Dade County GO, Building Better Communities Program, NATL RE, FGIC Insured, 5.00%, 7/01/33	2,000,000	2,125,120
Miami-Dade County Public Facilities Revenue, Jackson Health System, Series A, NATL Insured, 5.00%, 6/01/31	1,650,000	1,705,671
Miami-Dade County School Board COP, Series A, NATL RE, FGIC Insured, 5.00%, 5/01/25	5,000,000	5,478,850
Miami-Dade County Transit Sales Surtax Revenue, AGMC Insured, 5.00%, 7/01/42	16,000,000	18,078,400
Orange County Health Facilities Authority Revenue, Hospital, Orlando Regional Healthcare System, Refunding, Series B, AGMC Insured, 5.00%, 12/01/32	7,000,000	7,856,870
Orlando-Orange County Expressway Authority Revenue, Series B, AMBAC Insured, 5.00%, 7/01/35	20,000,000	20,433,600
Osceola County Tourist Development Tax Revenue, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 10/01/32	3,000,000	3,010,050
Pasco County Guaranteed Entitlement Revenue, Refunding, AGMC Insured, 5.00%, 12/01/33	2,185,000	2,242,640
Pembroke Pines Public Improvement Revenue,		
Series A, AMBAC Insured, 5.00%, 10/01/29	2,000,000	2,082,500
Series B, AMBAC Insured, 5.00%, 10/01/34	2,000,000	2,080,460
Pinellas County Sewer Revenue, AGMC Insured,		
5.00%, 10/01/32	610,000	636,157
Pre-Refunded, 5.00%, 10/01/32	2,390,000	2,513,013
Polk County Public Facilities Revenue, NATL Insured, 5.00%, 12/01/33	2,000,000	2,116,060
Polk County Utility System Revenue, Series A, NATL RE, FGIC Insured, 5.00%, 10/01/30	1,000,000	1,071,470
Port Orange GO, NATL Insured, 5.00%, 4/01/33	1,755,000	1,895,786
Port St. Lucie Utility Revenue, NATL Insured, 5.00%, 9/01/34	8,420,000	8,837,043
Sumter County School District Revenue, Multi-District Loan Program, AGMC Insured, ETM, 7.15%, 11/01/15	245,000	294,955
Sunrise Utilities System Revenue,		
AMBAC Insured, Pre-Refunded, 5.20%, 10/01/22	860,000	1,042,071
Refunding, AMBAC Insured, 5.20%, 10/01/22	1,140,000	1,321,363
Tavares Water and Sewer Revenue, AMBAC Insured, 5.50%, 10/01/30	1,000,000	1,002,740
University of Central Florida Athletics Assn. Inc. COP, Series A, NATL RE, FGIC Insured, 5.00%,		
10/01/27	1,000,000	1,024,810
10/01/30	1,485,000	1,513,690
		200,911,755

142 | Semiannual Report

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Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Georgia 4.5%		
Albany Dougherty Payroll Development Authority Revenue, Darton College Project, Assured Guaranty, 5.75%, 6/15/41	$ 5,550,000	$ 6,425,568
Athens Housing Authority Student Housing Lease Revenue, University of Georgia, AMBAC Insured, Pre-Refunded, 5.00%, 12/01/33	6,000,000	6,068,340
Atlanta Airport Revenue, General, Series A, AGMC Insured, 5.00%, 1/01/40	9,215,000	10,100,285
Atlanta Water and Wastewater Revenue,		
AGMC Insured, 5.00%, 11/01/37	15,000,000	15,800,100
Refunding, Series B, AGMC Insured, 5.375%, 11/01/39	23,000,000	26,221,840
Series A, NATL RE, FGIC Insured, 5.00%, 11/01/29	4,750,000	4,755,938
Brunswick Water and Sewer Revenue, Improvement, NATL Insured, ETM, 6.10%, 10/01/14	1,535,000	1,623,539
Bulloch County Development Authority Student Housing Revenue, Georgia Southern University Housing Foundation Four, Assured Guaranty, 5.25%, 7/01/33	14,825,000	16,593,326
Cherokee County Water and Sewer Authority Revenue, NATL Insured, 6.90%, 8/01/18	15,000	15,069
Columbus Building Authority Lease Revenue, Series A, NATL RE, FGIC Insured, 5.00%, 1/01/31	3,500,000	3,589,005
Dahlonega Water and Wastewater Revenue, Series A, Assured Guaranty, 5.50%, 9/01/37	6,450,000	7,130,217
East Point Building Authority Revenue, Water and Sewer Project, Series A, XLCA Insured, 5.00%, 2/01/30	11,360,000	11,391,126
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate Foundation III LLC Project, Series A, Assured Guaranty, 5.00%, 6/15/38	9,250,000	9,932,650
Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare System Inc. Project, Refunding, AGMC Insured, 5.00%, 8/01/41	7,500,000	7,993,125
Savannah EDA Revenue, SSU Community Development I LLC Project, Series I, Assured Guaranty, 5.75%, 6/15/41	10,000,000	11,265,600
		138,905,728
Hawaii 0.0%[†]		
Hawaii County GO, Refunding and Improvement, Series A, NATL RE, FGIC Insured, 5.60%, 5/01/13	1,000,000	1,035,140
Illinois 7.3%		
Chicago Board of Education GO,		
Dedicated, Series A, AGMC Insured, 5.00%, 12/01/42	20,000,000	22,036,200
Refunding, Series C, Assured Guaranty, 5.25%, 12/01/26	12,575,000	14,218,552
Chicago GO, Refunding, Series A, AGMC Insured, 5.00%,		
1/01/28	29,885,000	33,743,452
1/01/29	13,345,000	15,002,716
1/01/30	6,200,000	6,952,928
Chicago O'Hare International Airport Revenue,		
AGMC Insured, 5.25%, 1/01/35	26,635,000	29,748,099
Refunding, Series A, AGMC Insured, 5.00%, 1/01/28	24,915,000	27,053,454
Illinois State Finance Authority Revenue,		
Edward Hospital, Series A, AMBAC Insured, 5.50%, 2/01/40	4,000,000	4,266,760
Southern Illinois HealthCare, AGMC Insured, 5.375%, 3/01/35	8,500,000	9,330,280
Illinois State GO,		
AGMC Insured, 5.00%, 3/01/26	4,000,000	4,456,840
AGMC Insured, 5.00%, 3/01/27	11,500,000	12,764,540
Refunding, AGMC Insured, 5.00%, 1/01/23	10,000,000	10,987,800

Semiannual Report | 143

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Illinois (continued)		
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Project, Refunding, Series B, 5.00%, 12/15/28	$15,000,000	$ 17,510,850
Regional Transportation Authority Revenue, Series A, AMBAC Insured, 7.20%, 11/01/20	285,000	339,179
Saline Valley Conservancy District Waterworks Revenue, Saline Valley Conservancy District, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/41	7,000,000	7,428,470
St. Clair County School District No. 189 East St. Louis GO, Alternate Revenue Source, Refunding, AMBAC Insured, 5.125%, 1/01/28	7,135,000	7,632,167
		223,472,287
Indiana 0.4%		
Indiana Health and Educational Facility Financing Authority Revenue, Sisters of St. Francis Health Services Inc. Obligated Group, Refunding, Series E, AGMC Insured, 5.25%, 5/15/41	3,750,000	4,006,388
Indianapolis Local Public Improvement Bond Bank Revenue, Waterworks Project, Series A, Assured Guaranty, 5.50%, 1/01/38	8,650,000	9,685,145
		13,691,533
Kansas 0.7%		
Overland Park Development Corp. Revenue, second tier, Overland Park Convention Center Hotel, Refunding, Series B, AMBAC Insured, 5.125%, 1/01/32	20,000,000	20,288,400
Kentucky 1.2%		
Kentucky Economic Development Finance Authority Health System Revenue, Norton Healthcare Inc.,		
Refunding, Series C, NATL Insured, 6.05%, 10/01/20	8,505,000	8,905,245
Series C, NATL Insured, Pre-Refunded, 6.05%, 10/01/20	4,255,000	4,554,594
Series C, NATL Insured, Pre-Refunded, 6.15%, 10/01/26	12,195,000	13,066,699
Kentucky State Municipal Power Agency Power System Revenue, Prairie State Project, Series A, NATL Insured, 5.00%, 9/01/37	10,000,000	10,790,000
		37,316,538
Louisiana 2.4%		
Lafayette Public Trust Financing Authority Revenue, Ragin' Cajun Facilities, Housing and Package Project, Assured Guaranty,		
5.00%, 10/01/25	5,500,000	6,153,400
5.50%, 10/01/41	15,000,000	16,647,450
Louisiana Local Government Environmental Facilities and CDA Revenue,		
LCTCS Facilities Corp. Project, Series B, Assured Guaranty, 5.00%, 10/01/26	2,750,000	3,057,230
Parking Facilities Corp. Garage Project, Series A, AMBAC Insured, 5.375%, 10/01/31	5,480,000	5,481,918
Southeastern Louisiana University, Series A, AGMC Insured, 5.00%, 10/01/40	8,545,000	9,515,370
Louisiana State Citizens Property Insurance Corp. Assessment Revenue,		
Refunding, AGMC Insured, 5.00%, 6/01/24	5,250,000	6,044,430
Series C-2, Assured Guaranty, 6.75%, 6/01/26	21,000,000	25,366,320
		72,266,118
Maine 0.9%		
Maine Educational Loan Authority Student Loan Revenue, Series A-3, Assured Guaranty, 5.875%, 12/01/39	15,365,000	17,059,913
Maine State Health and Higher Educational Facilities Authority Revenue, Series C, AGMC Insured, 6.20%, 7/01/25	100,000	100,280

144 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Maine (continued)		
Portland Airport Revenue, General, AGMC Insured,		
5.25%, 1/01/35	$ 3,000,000	$ 3,324,000
5.00%, 1/01/40	6,000,000	6,535,980
		27,020,173
Maryland 1.0%		
Baltimore Convention Center Hotel Revenue, Senior Series A, XLCA Insured, 5.00%, 9/01/32	10,000,000	10,125,900
Baltimore Project Revenue, Water Projects, Refunding, Series A, NATL RE, FGIC Insured, 5.125%, 7/01/42	11,000,000	11,024,970
Maryland State Health and Higher Educational Facilities Authority Revenue,		
LifeBridge Health, Refunding, Assured Guaranty, 5.00%, 7/01/34	9,000,000	9,789,120
University of Maryland Medical System, Series B, NATL RE, FGIC Insured, 7.00%, 7/01/22	195,000	237,048
		31,177,038
Massachusetts 1.8%		
Massachusetts State Development Finance Agency Revenue, Worcester Polytechnic Institute, NATL Insured, 5.00%, 9/01/47	25,050,000	26,287,470
Massachusetts State Health and Educational Facilities Authority Revenue,		
CareGroup Issue, Series A, NATL Insured, Pre-Refunded, 5.00%, 7/01/25	750,000	910,785
Emmanuel College, NATL Insured, 5.00%, 7/01/37	21,685,000	22,385,642
Harvard Pilgrim Health, Series A, AGMC Insured, 5.00%, 7/01/18	3,000,000	3,005,250
Simmons College, Series C, NATL Insured, 5.125%, 10/01/28	4,260,000	4,269,969
		56,859,116
Michigan 6.8%		
Birmingham City School District GO, School Building and Site, AGMC Insured, 5.00%, 11/01/33	8,135,000	8,497,414
Central Michigan University Revenue, General, Series A, AMBAC Insured, Pre-Refunded, 5.05%, 10/01/32	8,650,000	9,095,043
Detroit GO, Series A-1, NATL Insured, 5.00%, 4/01/21	12,390,000	11,366,090
Detroit Sewage Disposal System Revenue,		
second lien, Series B, NATL Insured, 5.00%, 7/01/36	15,000,000	15,112,950
senior lien, Refunding, Series A, AGMC Insured, 5.00%, 7/01/32	2,905,000	2,927,310
senior lien, Series B, AGMC Insured, 7.50%, 7/01/33	6,000,000	7,577,460
Detroit Water and Sewerage Department Sewage Disposal System Revenue, Refunding, senior lien, Series A, AGMC Insured, 5.00%, 7/01/39	10,000,000	10,571,700
Detroit Water Supply System Revenue,		
second lien, Series B, AGMC Insured, 7.00%, 7/01/36	5,000,000	6,066,700
senior lien, Series A, AGMC Insured, 5.00%, 7/01/34	7,040,000	7,362,854
senior lien, Series A, NATL Insured, 5.00%, 7/01/34	10,150,000	10,274,743
Jackson County Hospital Finance Authority Revenue, W.A. Foote Memorial Hospital, Refunding, Series C, Assured Guaranty, 5.00%, 6/01/26	15,000,000	16,716,900
Michigan State Building Authority Revenue, Refunding, Series IA,		
AGMC Insured, 5.00%, 10/15/36	28,895,000	30,324,725
NATL RE, FGIC Insured, 5.00%, 10/15/36	10,000,000	10,494,800

Semiannual Report | 145

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Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Michigan (continued)		
Michigan State Hospital Finance Authority Revenue,		
Oakwood Obligated Group, Refunding, Series A, AGMC Insured, 5.00%, 8/15/31	$ 8,180,000	$ 8,188,753
Hospital, Sparrow Obligated Group, Refunding, NATL Insured, 5.00%, 11/15/36	13,000,000	13,435,240
St. John's Hospital, Refunding, Series A, AMBAC Insured, ETM, 6.00%, 5/15/13	605,000	617,451
Trinity Health Credit Group, Series A, 6.50%, 12/01/33	25,000,000	30,546,000
Michigan State Strategic Fund Limited Obligation Revenue, Detroit Edison Co. Pollution Control Bonds Project, Refunding, Collateralized Series BB, AMBAC Insured, 7.00%, 5/01/21	250,000	326,143
Michigan State Strategic Fund Resources Recovery Limited Obligation Revenue, Detroit Education Exempt Facilities, Refunding, Series D, XLCA Insured, 5.25%, 12/15/32	10,000,000	10,036,600
		209,538,876
Minnesota 0.5%		
Minneapolis-St. Paul Metropolitan Airports Commission Airport Revenue, sub. bond, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/35	15,000,000	15,594,900
Minnesota Agricultural and Economic Development Board Revenue, Health Care System, Refunding, Series A, NATL Insured, 5.75%, 11/15/26	180,000	180,529
		15,775,429
Mississippi 0.4%		
Harrison County Wastewater Management District Revenue, Wastewater Treatment Facilities, Series A, FGIC Insured, ETM, 8.50%, 2/01/13	80,000	82,635
Mississippi Development Bank Special Obligation Revenue, Municipal Energy Agency, Series A, XLCA Insured, 5.00%, 3/01/36	10,915,000	11,174,013
		11,256,648
Missouri 0.8%		
Bi-State Development Agency Missouri-Illinois Metropolitan District Mass Transit Sales Tax Revenue, Metrolink Cross County Extension, Assured Guaranty, 5.00%, 10/01/39	6,000,000	6,666,300
Missouri State Health and Educational Facilities Authority Health Facilities Revenue, St. Luke's Health System, Series B, AGMC Insured, 5.50%, 11/15/35	15,000,000	16,533,300
		23,199,600
Nebraska 0.1%		
Lancaster County Hospital Authority Revenue, Bryan Memorial Hospital Project No. 1, NATL Insured, ETM, 6.70%, 6/01/22	2,500,000	3,157,100
Nevada 1.1%		
Clark County GO, Series A, AMBAC Insured, 6.50%, 6/01/17	250,000	308,353
Clark County Passenger Facility Charge Revenue, Las Vegas, McCarran International Airport, Series A,		
AGMC Insured, 5.25%, 7/01/42	5,000,000	5,550,200
Assured Guaranty, 5.25%, 7/01/39	20,000,000	22,269,000
Reno Hospital Revenue, Washoe Medical Center, Refunding, Series C, AGMC Insured, 5.375%, 6/01/39	5,000,000	5,387,700
		33,515,253

146 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
New Hampshire 0.2%		
Manchester General Airport Revenue, General, Refunding, Series A, AGMC Insured, 5.125%, 1/01/30	$ 6,000,000	$ 6,623,340
New Jersey 1.7%		
Essex County Improvement Authority Revenue, Garden State Cancer Center Project, AMBAC Insured, 6.00%, 12/01/20	1,940,000	1,947,702
New Brunswick Parking Authority Revenue, Guaranteed Parking, Series A, NATL Insured, 5.00%, 9/01/34	1,500,000	1,500,000
New Jersey EDA Revenue,		
Motor Vehicle Surcharge Revenue, Series A, NATL Insured, 5.00%, 7/01/29	3,450,000	3,687,118
Motor Vehicle Surcharge Revenue, Series A, NATL Insured, 5.00%, 7/01/34	21,250,000	22,611,275
Municipal Rehabilitation, Series A, AMBAC Insured, 5.00%, 4/01/28	4,000,000	4,066,640
New Jersey State Transportation Trust Fund Authority Revenue, Transportation System, Series A,		
6.00%, 12/15/38	9,620,000	11,289,070
Pre-Refunded, 6.00%, 12/15/38	5,380,000	7,034,942
New Jersey State Turnpike Authority Turnpike Revenue,		
Refunding, Series C, AMBAC Insured, 6.50%, 1/01/16	50,000	54,989
Series C, AMBAC Insured, ETM, 6.50%, 1/01/16	20,000	22,359
Series C, AMBAC Insured, Pre-Refunded, 6.50%, 1/01/16	175,000	195,645
		52,409,740
New York 7.5%		
Hudson Yards Infrastructure Corp. Revenue, Series A, AGMC Insured, 5.00%, 2/15/47	16,475,000	17,965,493
MTA Revenue,		
Refunding, Series D, AGMC Insured, 5.00%, 11/15/27	25,000,000	29,433,500
Refunding, Series D, AGMC Insured, 5.00%, 11/15/29	15,000,000	17,487,900
Transportation, Series A, AGMC Insured, 5.00%, 11/15/33	20,000,000	21,718,400
Transportation, Series B, NATL Insured, 5.00%, 11/15/28	20,000,000	20,635,200
New York City Municipal Water Finance Authority Water and Sewer System Revenue,		
Refunding, Series AA, 5.00%, 6/15/44	21,550,000	24,337,924
Second Generation Resolution, Refunding, Series GG, 5.00%, 6/15/43	25,000,000	28,234,250
New York City Transitional Finance Authority Building Aid Revenue, Series S-1, Sub Series S-1A, 5.25%, 7/15/37	25,000,000	28,966,750
New York City Transitional Finance Authority Revenue,		
Future Tax Secured, Series A, NATL RE, FGIC Insured, Pre-Refunded, 5.125%, 8/01/33	14,590,000	15,243,194
Refunding, Series B, NATL Insured, 5.00%, 8/01/32	2,230,000	2,290,723
New York State Dormitory Authority Revenues,		
State Supported Debt, Mental Health Services Facilities Improvement, Series B, NATL Insured, 5.25%, 8/15/31	5,530,000	5,541,834
Vassar Brothers Hospital, AGMC Insured, 5.375%, 7/01/25	4,000,000	4,014,320
[a] New York State Thruway Authority Personal Income Tax Revenue, Transportation, Refunding, Series A, 5.00%, 3/15/32	7,720,000	9,052,704
Triborough Bridge and Tunnel Authority Revenues, Refunding, NATL Insured, 5.00%, 11/15/32	5,000,000	5,041,450
		229,963,642

Semiannual Report | 147

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
North Carolina 1.5%		
Charlotte GO, Refunding, Series A, 5.00%,		
7/01/25	$10,905,000	$ 13,808,238
7/01/26	11,140,000	13,959,089
7/01/27	6,900,000	8,653,083
Raleigh Combined Enterprise System Revenue, 5.00%, 3/01/40	7,915,000	9,118,792
		45,539,202
North Dakota 1.1%		
Cass County Health Facilities Revenue, Health Care, Essentia Obligation, Series D, Assured Guaranty, 5.00%, 2/15/40	31,970,000	33,919,850
Ohio 3.0%		
Akron Income Tax Revenue, Community Learning Centers, Series A, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 12/01/33	5,000,000	5,290,350
Cleveland Airport System Revenue, Refunding, Series A, AGMC Insured, 5.00%,		
1/01/27	4,190,000	4,700,090
1/01/28	9,500,000	10,608,365
Hamilton County Healthcare Revenue, Christ Hospital Project, AGMC Insured, 5.00%, 6/01/42	22,500,000	23,703,975
Jefferson Area Local School District GO, School Facilities Construction and Improvement, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 12/01/31	4,085,000	4,594,604
Ohio State Higher Educational Facilities Commission Revenue, Summa Health System, 2010 Project, Refunding, Assured Guaranty, 5.25%, 11/15/40	15,000,000	16,127,250
Ohio State Hospital Facility Revenue, University Hospital Health System, Refunding, Series A, AGMC Insured, 5.00%, 1/15/41	7,000,000	7,553,000
Olentangy Local School District GO, School Facilities Construction and Improvement, Series A, FGIC Insured, Pre-Refunded, 5.25%, 12/01/32	11,450,000	12,424,395
Reynoldsburg City School District GO, School Facilities Construction and Improvement, AGMC Insured, 5.00%, 12/01/31	4,000,000	4,185,760
Toledo City School District GO, School Facilities Improvement, Series B, NATL RE, FGIC Insured, 5.00%, 12/01/32	4,000,000	4,156,680
		93,344,469
Oklahoma 0.0%†		
McGee Creek Authority Water Revenue, NATL Insured, 6.00%, 1/01/23	300,000	350,136
Oregon 0.4%		
Medford Hospital Facilities Authority Revenue, Asante Health System, Series A, Assured Guaranty, 5.00%, 8/15/40	4,935,000	5,320,029
Oregon Health and Science University Revenue, Series A, NATL Insured, 5.00%, 7/01/32	8,000,000	8,055,120
		13,375,149
Pennsylvania 4.5%		
Allegheny County Sanitary Authority Sewer Revenue, AGMC Insured, 5.00%,		
6/01/25	3,540,000	4,039,246
6/01/26	5,930,000	6,733,930
Bucks County Water and Sewer Authority Water Sewer System Revenue, AGMC Insured, 5.00%,		
12/01/33	5,500,000	6,376,590
12/01/37	10,520,000	11,924,315

148 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Pennsylvania (continued)		
Bucks County Water and Sewer Authority Water System Revenue, AGMC Insured, 5.00%, 12/01/41	$ 5,110,000	$ 5,770,468
Centre County Hospital Authority Hospital Revenue, Mount Nittany Medical Center Project, Assured Guaranty,		
5.875%, 11/15/29	1,000,000	1,049,630
6.125%, 11/15/39	3,000,000	3,135,510
6.25%, 11/15/44	2,500,000	2,613,525
Delaware River Port Authority Revenue, Series E, AGMC Insured, 5.00%, 1/01/40	15,000,000	16,542,900
Lackawanna County GO, Series B, AGMC Insured, 5.00%, 9/01/35	7,500,000	7,861,950
Pennsylvania Convention Center Authority Revenue, Series A, FGIC Insured, ETM, 6.00%, 9/01/19	500,000	640,430
Pennsylvania State Public School Building Authority Lease Revenue, School District of Philadelphia Project, Refunding, Series B, AGMC Insured, 4.75%, 6/01/30	6,000,000	6,242,220
Pennsylvania State Turnpike Commission Turnpike Revenue,		
AGMC Insured, 6.00%, 12/01/41	10,000,000	11,180,300
Refunding, Series C, Sub Series C-1, Assured Guaranty, 6.25%, 6/01/38	10,000,000	11,711,900
Series A, Assured Guaranty, 5.00%, 6/01/39	10,000,000	10,867,700
Philadelphia Gas Works Revenue, 1998 General Ordinance, Fourth Series, AGMC Insured, 5.00%, 8/01/32	4,000,000	4,051,320
Philadelphia Water and Wastewater Revenue,		
Series A, FGIC Insured, Pre-Refunded, 5.25%, 11/01/24	2,000,000	2,015,500
Series C, AGMC Insured, 5.00%, 8/01/40	7,000,000	7,821,660
Pittsburgh Water and Sewer Authority Revenue, FGIC Insured, ETM, 7.25%, 9/01/14	45,000	47,893
South Fork Municipal Authority Hospital Revenue, Conemaugh Valley Memorial Hospital, Refunding, Series B, Assured Guaranty, 5.375%, 7/01/35	15,000,000	16,552,350
		137,179,337
Rhode Island 1.3%		
Rhode Island State Clean Water Finance Agency Revenue, Cranston Wastewater Treatment System, NATL Insured, 5.80%, 9/01/22	7,785,000	7,791,929
Rhode Island State EDC Special Facility Revenue, first lien, Rhode Island Airport Corp. Project, CIFG Insured, 5.00%, 7/01/31	5,730,000	6,013,578
Rhode Island State Health and Educational Building Corp. Higher Education Facility Revenue, University of Rhode Island, Auxiliary Enterprise, Series B, AGMC Insured, 5.00%,		
9/15/30	7,535,000	8,476,800
9/15/35	4,500,000	4,945,545
9/15/40	10,270,000	11,159,895
Rhode Island State Health and Educational Building Corp. Revenue, Hospital Financing, Lifespan Obligated Group, Refunding, NATL Insured, 5.75%, 5/15/23	100,000	100,131
		38,487,878
South Carolina 1.9%		
Piedmont Municipal Power Agency Electric Revenue, Refunding, NATL RE, FGIC Insured, 6.25%, 1/01/21	200,000	257,748
Richland County Hospital Facilities Revenue, Community Provider, Pooled Loan Program, Series A, AGMC Insured, ETM, 7.125%, 7/01/17	1,230,000	1,433,946
Scago Educational Facilities Corp. for Pickens School District Revenue, Pickens County Project, AGMC Insured, 5.00%, 12/01/31	17,800,000	19,124,676

Semiannual Report | 149

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
South Carolina (continued)		
South Carolina Jobs EDA Hospital Facilities Revenue, Palmetto Health, Refunding, Series A, AGMC Insured, 5.00%, 8/01/35	$20,000,000	$ 20,914,800
South Carolina Jobs EDA Industrial Revenue, South Carolina Electric and Gas Co. Project, Series A, AMBAC Insured, 5.20%, 11/01/27	5,000,000	5,019,050
Spartanburg Water System Revenue, Assured Guaranty, 5.00%, 6/01/39	6,000,000	6,738,360
Woodruff Roebuck Water District Water System Revenue, Improvement, Refunding, AGMC Insured, 5.00%, 6/01/40	3,000,000	3,373,890
		56,862,470
South Dakota 0.2%		
Brookings COP, Refunding, AMBAC Insured, 5.10%, 12/01/18	4,450,000	4,453,026
South Dakota Lease Revenue, Series A, AGMC Insured, 6.75%, 12/15/16	1,555,000	1,725,459
		6,178,485
Tennessee 0.3%		
Johnson City Health and Educational Facilities Board Hospital Revenue,		
Medical Center Hospital, Refunding and Improvement, NATL Insured, ETM, 5.25%, 7/01/28	8,500,000	8,504,590
Series A, NATL Insured, Pre-Refunded, 5.125%, 7/01/25	425,000	425,808
		8,930,398
Texas 5.5%		
Coastal Bend Health Facilities Development Corp. Revenue, Series B, AMBAC Insured, ETM, 6.30%, 1/01/17	6,150,000	6,572,320
Dallas-Fort Worth International Airport Revenue,		
Joint, Series A, NATL RE, FGIC Insured, 6.00%, 11/01/21	835,000	837,580
Refunding and Improvement, Joint, Series A, NATL RE, FGIC Insured, 5.625%, 11/01/21	3,510,000	3,519,688
Denton County GO, Permanent Improvement, Refunding, 5.00%,		
7/15/30	10,000,000	11,836,000
7/15/31	12,000,000	14,118,600
Harris County Hospital District Revenue, senior lien, Refunding, Series A, NATL Insured, 5.25%, 2/15/37	10,250,000	10,813,340
Harris County Houston Sports Authority Revenue, senior lien, Series G, NATL Insured, 5.25%, 11/15/30	21,325,000	21,375,114
Laredo ISD Public Facility Corp. Lease Revenue, Series C, AMBAC Insured, 5.00%, 8/01/29	1,000,000	1,005,370
North Fort Bend Water Authority Water System Revenue, Assured Guaranty, 5.25%, 12/15/34	20,000,000	22,822,400
North Harris County Regional Water Authority Revenue, senior lien, NATL RE, FGIC Insured, 5.00%, 12/15/33	10,000,000	10,216,300
Palestine ISD, GO, School Building, Assured Guaranty, 5.50%, 2/15/39	12,530,000	14,171,931
Port Neches-Groves ISD, GO, School Building, Assured Guaranty, 5.00%, 2/15/34	11,375,000	12,599,519
San Antonio Airport System Revenue, Improvement, sub. lien, Passenger Facility Charge, Refunding, AGMC Insured, 5.375%, 7/01/40	5,000,000	5,698,600
San Antonio Electric and Gas Revenue, Refunding, 5.25%, 2/01/24	23,000,000	29,959,110
Tarrant County Health Facilities Development Corp. Health Systems Revenue, Harris Methodist Health System, NATL Insured, ETM, 6.00%, 9/01/24	3,250,000	4,164,063
		169,709,935

150 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Utah 0.0%†		
Provo Electric System Revenue, Series A, AMBAC Insured, ETM, 10.375%, 9/15/15	$ 25,000	$ 27,634
Virginia 0.6%		
Chesterfield County EDA Revenue, Bon Secours Health System Inc., Series C-2, Assured Guaranty, 5.00%, 11/01/42	8,000,000	8,603,360
Front Royal and Warren County IDA Lease Revenue, Series B, AGMC Insured, Pre-Refunded, 5.00%, 4/01/35	5,000,000	5,366,850
Middle River Regional Jail Authority Jail Facility Revenue, NATL Insured, 5.00%, 5/15/28	3,510,000	3,670,056
		17,640,266
Washington 1.5%		
King County Sewer Revenue, Refunding,		
Second Series, AGMC Insured, 5.00%, 1/01/36	5,000,000	5,472,100
Series A, NATL RE, FGIC Insured, 5.00%, 1/01/35	6,420,000	6,546,538
Snohomish County PUD No. 1 Electric Revenue, Generation System, FGIC Insured, ETM, 6.65%, 1/01/16	4,250,000	4,707,640
Washington State Health Care Facilities Authority Revenue,		
MultiCare Health System, Series B, Assured Guaranty, 6.00%, 8/15/39	1,500,000	1,748,385
Providence Health and Services, Refunding, Series D, AGMC Insured, 5.25%, 10/01/33	18,000,000	20,121,660
Series B, NATL Insured, 5.00%, 2/15/27	5,660,000	6,063,332
		44,659,655
West Virginia 0.4%		
Shepherd University Board of Governors Revenue, Residence Facilities Projects, NATL Insured, 5.00%, 6/01/35	7,445,000	7,769,155
West Virginia State Water Development Authority Water Development Revenue, Loan Program II, Refunding, Series C-II, NATL RE, FGIC Insured, 5.00%, 11/01/36	5,000,000	5,261,500
		13,030,655
Wisconsin 0.9%		
Superior Limited Obligation Revenue, Midwest Energy Resources, Refunding, Series E, NATL RE, FGIC Insured, 6.90%, 8/01/21	3,000,000	3,864,660
Wisconsin State General Fund Annual Appropriation Revenue, Series A, 6.00%, 5/01/36	20,000,000	24,457,200
		28,321,860
U.S. Territories 3.7%		
Puerto Rico 2.9%		
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A, Assured Guaranty, 5.125%, 7/01/47	10,000,000	10,488,400
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Refunding, Series CC, AGMC Insured, 5.25%,		
7/01/32	5,000,000	5,910,200
7/01/36	8,870,000	10,381,270
Puerto Rico Sales Tax FICO Sales Tax Revenue,		
first sub., Series A, Assured Guaranty, 5.00%, 8/01/40	10,000,000	10,628,300
first sub., Series C, AGMC Insured, 5.125%, 8/01/42	20,000,000	21,454,800
Refunding, Series C, 5.00%, 8/01/46	20,890,000	22,522,136
Senior Series C, 5.25%, 8/01/40	7,000,000	7,721,420
		89,106,526

Semiannual Report | 151

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) (continued)

152 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) (continued)

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 153

Franklin Tax-Free Trust

Financial Highlights

Franklin Massachusetts Tax-Free Income Fund

Class A	Six Months Ended August 31, 2012 (unaudited)	Year Ended February 28, 2012[a]	2011	2010	2009	2008[a]
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$12.02	$11.11	$11.60	$10.94	$11.20	$11.96
Income from investment operations[b]:						
Net investment income[c]	0.22	0.47	0.47	0.49	0.49	0.49
Net realized and unrealized gains (losses)	0.17	0.91	(0.46)	0.66	(0.27)	(0.76)
Total from investment operations	0.39	1.38	0.01	1.15	0.22	(0.27)
Less distributions from:						
Net investment income	(0.22)	(0.47)	(0.48)	(0.49)	(0.48)	(0.49)
Net realized gains	—	(—)[d]	(0.02)	—	—	(—)[d]
Total distributions	(0.22)	(0.47)	(0.50)	(0.49)	(0.48)	(0.49)
Redemption fees[e]	—	—	—	—	—[d]	—[d]
Net asset value, end of period	$12.19	$12.02	$11.11	$11.60	$10.94	$11.20
Total return[f]	3.27%	12.65%	0.01%	10.66%	2.00%	(2.34)%
Ratios to average net assets[g]						
Expenses	0.65%	0.66%	0.66%	0.67%	0.66%	0.66%
Net investment income	3.63%	4.05%	4.06%	4.27%	4.38%	4.16%
Supplemental data						
Net assets, end of period (000's)	$500,079	$461,749	$439,506	$494,372	$445,680	$450,957
Portfolio turnover rate	12.03%	14.50%	18.65%	6.61%	7.45%	22.03%

[a]For the year ended February 29.

[c]Based on average daily shares outstanding.

[d]Amount rounds to less than $0.01 per share.

[e]Effective September 1, 2008, the redemption fee was eliminated.

[f]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[g]Ratios are annualized for periods less than one year.

154 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust

Financial Highlights *(continued)*

Franklin Massachusetts Tax-Free Income Fund

Class C	Six Months Ended August 31, 2012 (unaudited)	Year Ended February 28, 2012[a]	2011	2010	2009	2008[a]
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$12.14	$11.22	$11.70	$11.03	$11.29	$12.05
Income from investment operations[b]:						
Net investment income[c]	0.19	0.41	0.41	0.43	0.43	0.43
Net realized and unrealized gains (losses)	0.17	0.91	(0.46)	0.66	(0.27)	(0.76)
Total from investment operations	0.36	1.32	(0.05)	1.09	0.16	(0.33)
Less distributions from:						
Net investment income	(0.19)	(0.40)	(0.41)	(0.42)	(0.42)	(0.43)
Net realized gains	—	(—)[d]	(0.02)	—	—	(—)[d]
Total distributions	(0.19)	(0.40)	(0.43)	(0.42)	(0.42)	(0.43)
Redemption fees[e]	—	—	—	—	—[d]	—[d]
Net asset value, end of period	$12.31	$12.14	$11.22	$11.70	$11.03	$11.29
Total return[f]	2.96%	12.01%	(0.47)%	10.06%	1.42%	(2.86)%
Ratios to average net assets[g]						
Expenses	1.20%	1.21%	1.21%	1.22%	1.20%	1.22%
Net investment income	3.08%	3.50%	3.51%	3.72%	3.84%	3.60%
Supplemental data						
Net assets, end of period (000's)	$89,591	$84,078	$83,046	$83,397	$68,027	$61,157
Portfolio turnover rate	12.03%	14.50%	18.65%	6.61%	7.45%	22.03%

[a]For the year ended February 29.

[c]Based on average daily shares outstanding.

[d]Amount rounds to less than $0.01 per share.

[e]Effective September 1, 2008, the redemption fee was eliminated.

[f]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[g]Ratios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 155

156 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited)

Franklin Massachusetts Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 98.8%		
Massachusetts 94.9%		
Auburn GO, AMBAC Insured, 5.125%, 6/01/24	$ 1,465,000	$ 1,567,682
Boston GO, Series A, 4.00%, 4/01/32	4,020,000	4,394,182
Dudley-Charlton Regional School District GO, Series B, NATL RE, FGIC Insured, 5.25%, 5/01/19	3,140,000	3,738,170
Holyoke Gas and Electric Department Revenue, Series A, NATL Insured, Pre-Refunded, 5.00%, 12/01/26	9,805,000	9,915,502
Martha's Vineyard Land Bank Revenue, AMBAC Insured,		
4.875%, 5/01/22	2,000,000	2,037,320
5.00%, 5/01/34	7,000,000	7,233,030
Massachusetts Bay Transportation Authority Revenue,		
Assessment, Refunding, Series A, 5.00%, 7/01/23	10,005,000	12,587,290
General Transportation System, Series C, NATL RE, FGIC Insured, 5.25%, 3/01/15	2,000,000	2,241,840
Massachusetts Educational Financing Authority Education Loan Revenue,		
Issue I, Refunding, Series A, 5.50%, 1/01/22	3,000,000	3,476,640
Series I, 6.00%, 1/01/28	9,890,000	11,370,533
Massachusetts State College Building Authority Project Revenue,		
Refunding, Series B, XLCA Insured, 5.50%, 5/01/39	5,000,000	6,973,150
Series A, Assured Guaranty, 5.00%, 5/01/33	10,000,000	11,287,400
Series A, XLCA Insured, Pre-Refunded, 5.00%, 5/01/43	2,000,000	2,062,460
Series B, 5.00%, 5/01/40	4,625,000	5,179,260
Massachusetts State Department of Transportation Metropolitan Highway System Revenue, Contract Assistance, Series B, 5.00%, 1/01/35	10,000,000	11,256,200
Massachusetts State Development Finance Agency Revenue,		
Boston College, Series P, NATL Insured, 4.75%, 7/01/42	11,000,000	11,699,820
Boston University, Series T-1, AMBAC Insured, 5.00%, 10/01/35	3,600,000	3,875,328
Boston University, Series T-1, AMBAC Insured, 5.00%, 10/01/39	18,630,000	19,968,938
Brandeis University, Series N, 5.00%, 10/01/39	5,000,000	5,316,800
Broad Institute, Series A, 5.375%, 4/01/41	15,000,000	16,737,000
Massachusetts College of Pharmacy and Allied Health Sciences, Series E, Assured Guaranty, 5.00%, 7/01/31	5,000,000	5,348,050
Massachusetts College of Pharmacy and Allied Health Sciences, Series E, Assured Guaranty, 5.00%, 7/01/37	5,035,000	5,332,669
[a]Northeastern University, 4.00%, 10/01/35	5,000,000	5,108,150
Partners Healthcare, Refunding, Series L, 5.00%, 7/01/41	5,000,000	5,544,650
Sterling and Francine Clark Art Institute, 5.00%, 7/01/41	12,900,000	14,492,118
Western New England College, Refunding, Series A, Assured Guaranty, 5.00%, 9/01/33	12,200,000	12,675,922
WGBH Educational Foundation, Refunding, Series A, Assured Guaranty, 5.00%, 1/01/36	15,945,000	16,997,848
Worcester Polytechnic Institute, Refunding, NATL Insured, 5.00%, 9/01/37	12,850,000	13,634,235
Massachusetts State GO,		
Consolidated Loan, Series A, AGMC Insured, Pre-Refunded, 5.00%, 3/01/24	5,000,000	5,576,350
Consolidated Loan, Series C, AMBAC Insured, 5.00%, 8/01/37	10,000,000	11,230,100
Consolidated Loan, Series C, FGIC Insured, Pre-Refunded, 5.25%, 11/01/30	6,205,000	6,253,089
Refunding, Series A, AMBAC Insured, 5.50%, 8/01/30	15,340,000	21,302,351
Series C, FGIC Insured, Pre-Refunded, 5.25%, 11/01/30	3,440,000	3,466,660
Massachusetts State Health and Educational Facilities Authority Revenue,		
Boston College, Series N, NATL Insured, 5.125%, 6/01/33	5,000,000	5,151,550
Cable Housing and Health Services, Series A, NATL Insured, 5.25%, 7/01/23	1,000,000	1,000,920
Cape Cod Healthcare Obligation, Assured Guaranty, 6.00%, 11/15/28	3,000,000	3,483,390
Cape Cod Healthcare Obligation, Assured Guaranty, 5.125%, 11/15/35	3,150,000	3,383,667

Semiannual Report | 157

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin Massachusetts Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Massachusetts (continued)		
Massachusetts State Health and Educational Facilities Authority Revenue, (continued)		
Children's Hospital, Series M, 5.25%, 12/01/39	$ 7,000,000	$ 7,795,620
Clark Art Institute, 5.00%, 7/01/40	10,000,000	11,258,200
Emmanuel College, NATL Insured, 5.00%, 7/01/37	10,000,000	10,323,100
Lesley University, Series A, Assured Guaranty, 5.25%, 7/01/39	9,350,000	10,163,076
Partners Healthcare, Refunding, Series J1, 5.00%, 7/01/39	4,345,000	4,764,770
Southcoast Health System Obligated Group, Series D, 5.00%, 7/01/39	5,500,000	5,872,515
University of Massachusetts, Series C, NATL RE, FGIC Insured, Pre-Refunded, 5.125%, 10/01/34	3,000,000	3,010,320
University of Massachusetts Project, Series C, NATL Insured, Pre-Refunded, 5.25%, 10/01/31	1,500,000	1,505,280
Massachusetts State HFA, MFHR, Section 8 Assisted, Series A, ETM, 7.00%, 4/01/21	430,000	588,365
Massachusetts State HFA Housing Revenue,		
Series A, 3.25%, 12/01/27	4,000,000	4,024,160
Series C, 5.125%, 12/01/39	1,700,000	1,773,083
Series C, 5.35%, 12/01/49	4,500,000	4,720,095
Series D, 5.05%, 6/01/40	4,450,000	4,704,407
Massachusetts State HFA Revenue, Housing, Refunding, Series A, 3.50%, 12/01/31	5,805,000	5,839,598
Massachusetts State Housing Finance Agency Revenue, SF Housing, Series 159, 4.05%, 12/01/32	12,000,000	12,382,440
Massachusetts State Port Authority Revenue,		
Refunding, Series B, 5.00%, 7/01/32	3,250,000	3,841,630
Series A, AGMC Insured, 4.50%, 7/01/32	5,590,000	5,989,406
Series A, AGMC Insured, 4.50%, 7/01/37	7,935,000	8,344,922
Series A, AMBAC Insured, 5.00%, 7/01/35	10,000,000	10,783,900
US Airways Project, NATL Insured, 6.00%, 9/01/21	4,700,000	4,716,826
Massachusetts State School Building Authority Dedicated Sales Tax Revenue,		
Refunding, Senior, Series A, 5.00%, 8/15/30	10,000,000	12,149,200
Senior, Series B, 5.00%, 10/15/41	10,000,000	11,523,100
Series A, AMBAC Insured, 4.75%, 8/15/32	15,000,000	16,384,350
Massachusetts State Special Obligation Dedicated Tax Revenue,		
FGIC Insured, Pre-Refunded, 5.25%, 1/01/29	5,000,000	5,321,500
Refunding, NATL RE, FGIC Insured, 5.50%, 1/01/25	15,900,000	19,745,256
Refunding, NATL RE, FGIC Insured, 5.50%, 1/01/34	16,900,000	21,444,917
Massachusetts State Transportation Fund Revenue, Accelerated Bridge Program, Series A, 4.00%, 6/01/31	10,555,000	11,428,004
Massachusetts State Water Pollution Abatement Trust Revenue, 2012,		
Pool Loan Program Bonds, Series 6, 5.50%, 8/01/30	1,005,000	1,007,653
Pooled Loan Program, Series 7, 5.125%, 2/01/31	1,900,000	1,904,313
Massachusetts State Water Pollution Abatement Trust Water Pollution Abatement Revenue, MWRA Program, Refunding, Sub Series A, 5.75%, 8/01/29	250,000	250,730
Massachusetts State Water Resources Authority Revenue,		
General, Refunding, Series B, AGMC Insured, 5.25%, 8/01/28	20,490,000	27,240,021
Series A, AGMC Insured, 4.50%, 8/01/46	5,325,000	5,613,775
Monson GO, AMBAC Insured, 5.25%, 11/01/23	1,675,000	1,765,735
Springfield GO, State Qualified Municipal Purpose Loan, AGMC Insured, 4.50%, 8/01/26	2,000,000	2,127,920

158 | Semiannual Report

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Franklin Tax-Free Trust

Financial Highlights

Franklin New Jersey Tax-Free Income Fund

Class A	Six Months Ended August 31, 2012 (unaudited)	Year Ended February 28, 2012[a]	2011	2010	2009	2008[a]
Per share operating performance (for a share outstanding throughout the period)						
Net asset value, beginning of period	$12.55	$11.49	$11.99	$11.29	$11.45	$12.22
Income from investment operations[b]:						
Net investment income[c]	0.24	0.52	0.51	0.52	0.51	0.50
Net realized and unrealized gains (losses)	0.12	1.06	(0.49)	0.69	(0.18)	(0.77)
Total from investment operations	0.36	1.58	0.02	1.21	0.33	(0.27)
Less distributions from:						
Net investment income	(0.25)	(0.52)	(0.52)	(0.51)	(0.49)	(0.50)
Net realized gains	—	—	(—)[d]	—	—	—
Total distributions	(0.25)	(0.52)	(0.52)	(0.51)	(0.49)	(0.50)
Redemption fees[e]	—	—	—	—	—[d]	—[d]
Net asset value, end of period	$12.66	$12.55	$11.49	$11.99	$11.29	$11.45
Total return[f]	2.86%	14.09%	0.11%	10.87%	2.94%	(2.29)%
Ratios to average net assets[g]						
Expenses	0.62%	0.63%	0.63%	0.63%	0.63%	0.64%
Net investment income	3.78%	4.30%	4.26%	4.42%	4.41%	4.17%
Supplemental data						
Net assets, end of period (000's)	$1,275,113	$1,201,084	$1,128,665	$1,230,689	$1,100,142	$1,081,204
Portfolio turnover rate	8.24%	8.01%	12.97%	9.93%	10.97%	10.99%

[a]For the year ended February 29.

[c]Based on average daily shares outstanding.

[d]Amount rounds to less than $0.01 per share.

[e]Effective September 1, 2008, the redemption fee was eliminated.

[f]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[g]Ratios are annualized for periods less than one year.

160 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust

Financial Highlights *(continued)*

Franklin New Jersey Tax-Free Income Fund

Class B	Six Months Ended August 31, 2012 (unaudited)	Year Ended February 28, 2012[a]	2011	2010	2009	2008[a]
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$12.62	$11.56	$12.07	$11.36	$11.52	$12.28
Income from investment operations[b]:						
Net investment income[c]	0.21	0.45	0.45	0.46	0.44	0.44
Net realized and unrealized gains (losses)	0.12	1.07	(0.51)	0.69	(0.17)	(0.76)
Total from investment operations	0.33	1.52	(0.06)	1.15	0.27	(0.32)
Less distributions from:						
Net investment income	(0.21)	(0.46)	(0.45)	(0.44)	(0.43)	(0.44)
Net realized gains	—	—	(—)[d]	—	—	—
Total distributions	(0.21)	(0.46)	(0.45)	(0.44)	(0.43)	(0.44)
Redemption fees[e]	—	—	—	—	—[d]	—[d]
Net asset value, end of period	$12.74	$12.62	$11.56	$12.07	$11.36	$11.52
Total return[f]	2.63%	13.42%	(0.52)%	10.30%	2.36%	(2.73)%
Ratios to average net assets[g]						
Expenses	1.17%	1.17%	1.17%	1.18%	1.18%	1.19%
Net investment income	3.23%	3.76%	3.72%	3.87%	3.86%	3.62%
Supplemental data						
Net assets, end of period (000's)	$3,056	$6,329	$15,039	$34,899	$47,329	$60,396
Portfolio turnover rate	8.24%	8.01%	12.97%	9.93%	10.97%	10.99%

[a]For the year ended February 29.
[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[c]Based on average daily shares outstanding.
[d]Amount rounds to less than $0.01 per share.
[e]Effective September 1, 2008, the redemption fee was eliminated.
[f]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[g]Ratios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 161

Franklin Tax-Free Trust

Financial Highlights *(continued)*

Franklin New Jersey Tax-Free Income Fund

Class C	Six Months Ended August 31, 2012 (unaudited)	Year Ended February 28, 2012[a]	2011	2010	2009	2008[a]
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$12.68	$11.60	$12.11	$11.39	$11.55	$12.31
Income from investment operations[b]:						
Net investment income[c]	0.21	0.45	0.45	0.46	0.45	0.44
Net realized and unrealized gains (losses)	0.11	1.09	(0.51)	0.70	(0.18)	(0.76)
Total from investment operations	0.32	1.54	(0.06)	1.16	0.27	(0.32)
Less distributions from:						
Net investment income	(0.21)	(0.46)	(0.45)	(0.44)	(0.43)	(0.44)
Net realized gains	—	—	(—)[d]	—	—	—
Total distributions	(0.21)	(0.46)	(0.45)	(0.44)	(0.43)	(0.44)
Redemption fees[e]	—	—	—	—	—[d]	—[d]
Net asset value, end of period	$12.79	$12.68	$11.60	$12.11	$11.39	$11.55
Total return[f]	2.55%	13.52%	(0.53)%	10.35%	2.35%	(2.73)%
Ratios to average net assets[g]						
Expenses	1.17%	1.18%	1.18%	1.18%	1.18%	1.19%
Net investment income	3.23%	3.75%	3.71%	3.87%	3.86%	3.62%
Supplemental data						
Net assets, end of period (000's)	$322,937	$296,302	$276,916	$292,947	$207,945	$166,918
Portfolio turnover rate	8.24%	8.01%	12.97%	9.93%	10.97%	10.99%

[a]For the year ended February 29.
[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[c]Based on average daily shares outstanding.
[d]Amount rounds to less than $0.01 per share.
[e]Effective September 1, 2008, the redemption fee was eliminated.
[f]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[g]Ratios are annualized for periods less than one year.

162 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust

Financial Highlights *(continued)*

Franklin New Jersey Tax-Free Income Fund

Advisor Class	Six Months Ended August 31, 2012 (unaudited)	Year Ended February 28, 2012[a]	2011	2010	2009[b]
Per share operating performance (for a share outstanding throughout the period)					
Net asset value, beginning of period	$12.55	$11.49	$11.99	$11.29	$11.78
Income from investment operations[c]:					
Net investment income[d]	0.25	0.53	0.52	0.53	0.35
Net realized and unrealized gains (losses)	0.11	1.07	(0.49)	0.69	(0.51)
Total from investment operations	0.36	1.60	0.03	1.22	(0.16)
Less distributions from:					
Net investment income	(0.25)	(0.54)	(0.53)	(0.52)	(0.33)
Net realized gains	—	—	(—)[e]	—	—
Total distributions	(0.25)	(0.54)	(0.53)	(0.52)	(0.33)
Redemption fees[f]	—	—	—	—	—[e]
Net asset value, end of period	$12.66	$12.55	$11.49	$11.99	$11.29
Total return[g]	2.92%	14.20%	0.21%	10.98%	(1.29)%
Ratios to average net assets[h]					
Expenses	0.52%	0.53%	0.53%	0.53%	0.53%
Net investment income	3.88%	4.40%	4.36%	4.52%	4.51%
Supplemental data					
Net assets, end of period (000's)	$74,930	$63,827	$25,378	$13,791	$770
Portfolio turnover rate	8.24%	8.01%	12.97%	9.93%	10.97%

[a]For the year ended February 29.
[b]For the period July 1, 2008 (effective date) to February 28, 2009.
[c]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[d]Based on average daily shares outstanding.
[e]Amount rounds to less than $0.01 per share.
[f]Effective September 1, 2008, the redemption fee was eliminated.
[g]Total return is not annualized for periods less than one year.
[h]Ratios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 163

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited)

Franklin New Jersey Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 96.1%		
Delaware 0.6%		
Delaware River and Bay Authority Revenue, NATL Insured, 5.00%, 1/01/27	$10,000,000	$ 10,112,800
New Jersey 69.6%		
Atlantic County Improvement Authority Luxury Tax Revenue, Convention Center Project, NATL Insured, ETM, 7.40%, 7/01/16	6,890,000	7,928,805
Bergen County Improvement Authority School District Revenue GO, Wyckoff Township Board of Education Project, 5.00%, 4/01/32	3,400,000	3,640,040
Bergen County Utilities Authority Water PCR, System, AMBAC Insured, 5.00%, 12/15/31	3,000,000	3,268,890
Bernards Township School District GO, NATL Insured, Pre-Refunded, 5.00%,		
7/15/30	8,358,000	9,434,260
7/15/30	1,680,000	1,898,887
Cape May County Industrial PCFA Revenue, Atlantic City Electric Co., Refunding, Series A, NATL Insured, 6.80%, 3/01/21	5,400,000	6,899,364
Egg Harbor Township School District GO, NATL Insured, Pre-Refunded, 5.00%, 4/01/30	3,027,000	3,383,399
Essex County Improvement Authority Lease Revenue,		
6.00%, 11/01/25	5,000,000	5,953,950
6.25%, 11/01/30	1,690,000	1,950,936
Garden State Preservation Trust Open Space and Farmland Revenue, Refunding, Series A, 4.00%, 11/01/23	19,000,000	22,096,240
Higher Education Student Assistance Authority Student Loan Revenue, Series A, NATL Insured, 6.15%, 6/01/19	1,150,000	1,152,910
Hoboken GO, Parking Utility,		
Refunding, Series A, FGIC Insured, 5.00%, 1/01/23	1,370,000	1,378,617
Series A, FGIC Insured, Pre-Refunded, 5.00%, 1/01/23	2,945,000	2,989,528
Hudson County Improvement Authority Lease Revenue, County Secured, County Services Building Project, AGMC Insured, 5.00%, 4/01/32	3,895,000	4,220,038
Hudson County Improvement Authority Parking Revenue, County-Guaranteed, Harrison Parking Facility Redevelopment Project, Series C, Assured Guaranty, 5.125%, 1/01/34	2,000,000	2,242,920
Mercer County GO, County College, 3.00%,		
2/01/30	1,250,000	1,269,488
2/01/31	1,915,000	1,943,265
2/01/32	1,985,000	2,011,023
Middlesex County COP, NATL Insured, zero cpn., 6/15/24	1,000,000	663,840
Middlesex County Improvement Authority Lease Revenue, County Guaranteed, Regional Educational Services Commission, 5.25%, 12/15/33	3,000,000	3,453,690
Middlesex County Improvement Authority Revenue, Administration Building Residential Project, FNMA Insured,		
5.25%, 7/01/21	750,000	751,530
5.35%, 7/01/34	1,575,000	1,577,095
Morris County Improvement Authority School District Revenue, Morris Hills Regional, Refunding, 5.00%,		
10/01/25	1,095,000	1,404,754
10/01/26	1,000,000	1,274,460
10/01/27	1,100,000	1,393,865
10/01/28	1,000,000	1,259,890
10/01/29	1,025,000	1,285,043
Morristown Parking Authority Parking Revenue, NATL Insured, 5.00%,		
8/01/30	1,815,000	2,018,679
8/01/33	2,630,000	2,898,339

164 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin New Jersey Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
New Jersey (continued)		
Mount Olive Township Board of Education GO, NATL Insured, Pre-Refunded, 5.00%, 7/15/29	$ 7,875,000	$ 8,555,715
New Jersey EDA Lease Revenue, International Center for Public Health Project, University of Medicine and Dentistry, AMBAC Insured, 6.00%, 6/01/32	5,000,000	5,006,800
New Jersey EDA Revenue,		
Cigarette Tax, Pre-Refunded, 5.75%, 6/15/34	5,000,000	5,483,900
Montclair State University, Provident Group, Montclair Properties LLC, Series A, 5.875%, 6/01/42	17,950,000	20,093,230
Motor Vehicle Surcharge Revenue, Series A, NATL Insured, 5.00%, 7/01/27	5,000,000	5,355,850
Motor Vehicle Surcharge Revenue, Series A, NATL Insured, 5.00%, 7/01/29	12,500,000	13,359,125
Motor Vehicle Surcharge Revenue, Series A, NATL Insured, 5.00%, 7/01/34	10,000,000	10,640,600
Municipal Rehabilitation, Series A, AMBAC Insured, 5.00%, 4/01/28	16,240,000	16,510,558
Refunding, 5.00%, 6/15/28	3,000,000	3,327,690
Refunding, 5.00%, 6/15/29	1,000,000	1,104,900
Refunding, Assured Guaranty, 5.00%, 6/15/22	10,000,000	11,563,800
School Facilities Construction, Refunding, Series GG, 5.25%, 9/01/26	5,000,000	5,865,950
School Facilities Construction, Refunding, Series K, NATL RE, FGIC Insured, 5.25%, 12/15/21	10,000,000	12,263,600
School Facilities Construction, Refunding, Series N-1, NATL RE, FGIC Insured, 5.50%, 9/01/27	8,660,000	11,016,386
School Facilities Construction, Series L, AGMC Insured, 5.00%, 3/01/30	3,500,000	3,700,935
School Facilities Construction, Series O, 5.125%, 3/01/28	5,000,000	5,375,850
School Facilities Construction, Series U, 5.00%, 9/01/37	5,000,000	5,423,700
School Facilities Construction, Series U, AMBAC Insured, 5.00%, 9/01/37	5,000,000	5,423,700
School Facilities Construction, Series Y, 5.00%, 9/01/33	6,000,000	6,526,140
School Facilities Construction, Series Z, Assured Guaranty, 5.50%, 12/15/34	3,000,000	3,440,700
New Jersey EDA State Lease Revenue, Liberty State Park Lease Rental, Refunding, AMBAC Insured, 5.75%, 3/15/20	4,605,000	4,622,131
New Jersey EDA Water Facilities Revenue, New Jersey American Water Co., Refunding,		
Series A, 5.70%, 10/01/39	10,000,000	10,979,500
Series B, 5.00%, 10/01/39	8,750,000	9,474,850
New Jersey Environmental Infrastructure Trust Revenue,		
Refunding, Series A-R, 4.00%, 9/01/25	17,745,000	21,402,777
Series A, 4.00%, 9/01/26	10,510,000	12,706,485
New Jersey Health Care Facilities Financing Authority Revenue,		
Atlantic Health System Hospital Corp., 6.00%, 7/01/41	10,600,000	12,666,470
Atlantic Health System Hospital Corp., Series A, 5.00%, 7/01/27	8,000,000	8,661,520
AtlantiCare Regional Medical Center, 5.00%, 7/01/25	4,605,000	5,056,428
AtlantiCare Regional Medical Center, Refunding, 5.00%, 7/01/37	19,490,000	20,553,959
Barnabas Health, Refunding, Series A, 5.625%, 7/01/32	5,500,000	6,085,145
Hackensack University Medical Center, Refunding, Assured Guaranty, 5.25%, 1/01/31	5,000,000	5,436,250
Hackensack University Medical Center, Refunding, Assured Guaranty, 5.25%, 1/01/36	5,000,000	5,375,850
Holy Name Hospital, 5.00%, 7/01/36	5,000,000	5,097,050
Hunterdon Medical Center, Series A, 5.125%, 7/01/35	2,000,000	2,079,560
Jersey City Medical Center, AMBAC Insured, 5.00%, 8/01/31	3,620,000	3,630,136
Meridian Health System Obligated Group Issue, Tranche I, Assured Guaranty, 5.00%, 7/01/38	9,870,000	10,589,128
Meridian Health System Obligated Group Issue, Tranche II, Assured Guaranty, 5.00%, 7/01/38	13,790,000	14,794,739

Semiannual Report | 165

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin New Jersey Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
New Jersey (continued)		
New Jersey Health Care Facilities Financing Authority Revenue, (continued)		
Meridian Health System Obligated Group, Refunding, 5.00%, 7/01/27	$ 2,500,000	$ 2,838,150
Somerset Medical Center, 5.75%, 7/01/28	11,000,000	11,073,370
South Jersey Hospital, 5.00%, 7/01/36	10,000,000	10,429,600
South Jersey Hospital, 5.00%, 7/01/46	27,200,000	28,299,696
St. Barnabas Health Care System, Series A, 5.00%, 7/01/29	7,000,000	7,238,280
St. Peters University Hospital, Refunding, 6.00%, 7/01/26	1,000,000	1,152,160
St. Peters University Hospital, Refunding, 6.25%, 7/01/35	3,400,000	3,839,518
Virtua Health, Assured Guaranty, 5.50%, 7/01/38	10,000,000	11,094,700
New Jersey Health Care Facilities Financing Authority State Contract Revenue, Hospital Asset Transformation Program, Series A,		
5.75%, 10/01/31	10,000,000	11,732,900
5.25%, 10/01/38	15,000,000	16,484,100
New Jersey Institute of Technology Revenue, Series A, 5.00%, 7/01/42	5,000,000	5,654,000
New Jersey State COP, Equipment Lease Purchase, Series A, 5.25%, 6/15/29	1,000,000	1,114,260
New Jersey State Educational Facilities Authority Revenue,		
College of New Jersey, Refunding, Series D, AGMC Insured, 5.00%, 7/01/28	5,940,000	6,667,531
College of New Jersey, Refunding, Series D, AGMC Insured, 5.00%, 7/01/35	11,000,000	12,024,870
Kean University, Refunding, Series A, 5.50%, 9/01/36	8,500,000	9,698,075
Kean University, Series B, NATL Insured, Pre-Refunded, 5.00%, 7/01/30	5,240,000	6,117,910
Kean University, Series D, AGMC Insured, 5.00%, 7/01/39	1,000,000	1,067,770
Kean University, Series D, FGIC Insured, Pre-Refunded, 5.00%, 7/01/33	10,000,000	10,373,400
Kean University, Series D, NATL RE, FGIC Insured, 5.00%, 7/01/39	4,695,000	4,991,771
Montclair State University, Refunding, Series A, AMBAC Insured, 5.00%, 7/01/31	10,000,000	10,612,300
Montclair State University, Refunding, Series A, AMBAC Insured, 5.00%, 7/01/36	20,000,000	21,099,400
Montclair State University, Series J, 5.25%, 7/01/38	2,000,000	2,165,220
Princeton University, Refunding, Series A, 5.00%, 7/01/30	5,000,000	5,445,000
Princeton University, Refunding, Series E, 5.00%, 7/01/33	5,000,000	5,732,850
Princeton University, Series B, 5.00%, 7/01/39	15,000,000	17,665,200
Princeton University, Series B, 4.375%, 7/01/41	28,295,000	31,381,702
Princeton University, Series D, Pre-Refunded, 5.00%, 7/01/29	1,000,000	1,085,600
Ramapo College of New Jersey, Series B, 5.00%, 7/01/37	1,000,000	1,121,040
Ramapo College of New Jersey, Series B, 5.00%, 7/01/42	1,000,000	1,114,890
Ramapo College of New Jersey, Series D, NATL Insured, Pre-Refunded, 5.00%, 7/01/36	6,745,000	7,875,057
Refunding, Series D, 5.00%, 7/01/27	1,325,000	1,414,199
Refunding, Series D, 5.00%, 7/01/33	1,000,000	1,054,590
Richard Stockton College, Refunding, Series A, 5.375%, 7/01/38	5,000,000	5,547,800
Richard Stockton College, Refunding, Series F, AMBAC Insured, 5.00%, 7/01/28	2,370,000	2,512,958
Rowan University, Refunding, Series D, AMBAC Insured, 5.00%, 7/01/24	1,755,000	1,916,267
Seton Hall University, Refunding, Series E, 6.25%, 7/01/37	5,000,000	5,890,500
Stevens Institute of Technology, Refunding, Series A, 5.00%, 7/01/34	4,750,000	5,007,165
Stevens Institute of Technology, Refunding, Series I, 5.00%, 7/01/18	590,000	591,239
Stevens Institute of Technology, Refunding, Series I, 5.00%, 7/01/28	865,000	865,986
Stevens Institute of Technology, Series I, ETM, 5.00%, 7/01/18	510,000	548,806
Stevens Institute of Technology, Series I, ETM, 5.00%, 7/01/28	710,000	820,824
William Paterson University, Series C, Assured Guaranty, 5.00%, 7/01/38	5,500,000	5,897,760
New Jersey State GO, Refunding, Series Q, 5.00%,		
8/15/19	30,600,000	37,567,314
8/15/20	10,075,000	12,467,611

166 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin New Jersey Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
New Jersey (continued)		
New Jersey State Higher Education Assistance Authority Student Loan Revenue,		
Refunding, Series 1, 5.875%, 12/01/33	$ 2,140,000	$ 2,460,529
Refunding, Series 1A, 5.00%, 12/01/25	4,150,000	4,589,360
Refunding, Series 1A, 5.00%, 12/01/26	2,000,000	2,209,040
Refunding, Series 1A, 5.125%, 12/01/27	5,000,000	5,538,750
Refunding, Series 1A, 5.25%, 12/01/28	5,000,000	5,554,800
Series 2, 5.00%, 12/01/26	4,125,000	4,561,095
Series 2, 5.00%, 12/01/27	3,000,000	3,312,630
Series 2, 5.00%, 12/01/28	2,955,000	3,247,427
Series 2, 5.00%, 12/01/30	1,500,000	1,635,045
Series 2, 5.00%, 12/01/36	1,000,000	1,074,610
Series A, 5.625%, 6/01/30	14,500,000	16,223,180
Series A, Assured Guaranty, 6.125%, 6/01/30	10,000,000	10,950,100
New Jersey State Housing and Mortgage Finance Agency MFHR,		
Series A1, AGMC Insured, 6.35%, 11/01/31	2,000,000	2,002,500
Series B, AGMC Insured, 6.25%, 11/01/26	970,000	971,407
Series E1, AGMC Insured, 5.70%, 5/01/20	2,405,000	2,407,982
Series E1, AGMC Insured, 5.75%, 5/01/25	1,090,000	1,091,134
Series I, 5.75%, 11/01/38	2,680,000	2,842,086
New Jersey State Housing and Mortgage Finance Agency Revenue, Series AA, 6.50%, 10/01/38	5,090,000	5,315,385
New Jersey State Transportation Trust Fund Authority Revenue,		
Capital Appreciation, Transportation System, Series A, zero cpn., 12/15/29	5,000,000	2,442,650
Capital Appreciation, Transportation System, Series A, zero cpn., 12/15/32	10,000,000	4,105,100
Capital Appreciation, Transportation System, Series C, AGMC Insured, zero cpn., 12/15/33	10,000,000	4,036,500
Transportation System, Refunding, Series B, AMBAC Insured, 5.25%, 12/15/23	5,000,000	6,270,800
Transportation System, Series A, 6.00%, 12/15/38	16,110,000	18,905,085
Transportation System, Series A, 5.50%, 6/15/41	5,000,000	5,827,750
Transportation System, Series A, AGMC Insured, 5.00%, 12/15/34	15,000,000	16,739,700
Transportation System, Series A, AMBAC Insured, 5.00%, 12/15/34	10,000,000	11,180,700
Transportation System, Series A, Pre-Refunded, 6.00%, 12/15/38	8,890,000	11,624,653
Transportation System, Series B, 5.00%, 6/15/42	7,000,000	7,894,180
New Jersey State Turnpike Authority Turnpike Revenue,		
Growth and Income Securities, Series B, AMBAC Insured, zero cpn. to 1/01/15, 5.15% thereafter, 1/01/35	7,500,000	7,052,925
[a]Refunding, Series B, 5.00%, 1/01/30	5,000,000	5,875,800
Refunding, Series I, 5.00%, 1/01/35	5,000,000	5,652,550
Series A, 5.00%, 1/01/35	4,000,000	4,558,760
Series A, AMBAC Insured, Pre-Refunded, 5.00%, 1/01/30	13,500,000	14,026,770
Series E, 5.25%, 1/01/40	30,000,000	33,987,300
Series H, 5.00%, 1/01/36	14,000,000	15,780,660
Newark Housing Authority Port Authority Revenue, Newark Marine Terminal, NATL Insured, Pre-Refunded,		
5.00%, 1/01/26	3,245,000	3,445,217
5.50%, 1/01/27	3,240,000	3,461,227
5.50%, 1/01/28	2,000,000	2,136,560
5.00%, 1/01/34	15,000,000	15,925,500

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Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin New Jersey Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
New Jersey (continued)		
North Hudson Sewerage Authority Gross Revenue Lease Certificates, Refunding, Series A, 5.00%, 6/01/42	$12,800,000	$ 14,271,232
Passaic County Improvement Authority Parking Facilities Revenue, 200 Hospital Plaza Corp. Project, 5.00%, 5/01/42	3,200,000	3,572,000
Rutgers State University Revenue, Series F, 5.00%, 5/01/39	20,000,000	22,408,200
Salem County PCFA, PCR, Atlantic City Electric, Refunding, Series A, 4.875%, 6/01/29	5,000,000	5,576,250
South Jersey Transportation Authority Transportation System Revenue, AMBAC Insured, 5.00%, 11/01/29	12,000,000	12,014,640
Sussex County Municipal Utilities Authority Wastewater Facilities Revenue, Capital Appreciation, Series B, AGMC Insured, zero cpn.,		
12/01/35	2,815,000	915,494
12/01/36	2,810,000	858,286
12/01/37	2,815,000	808,158
12/01/38	2,810,000	759,009
University of Medicine and Dentistry COP,		
AMBAC Insured, 5.00%, 4/15/32	2,000,000	2,011,460
NATL Insured, 5.00%, 6/15/36	12,500,000	12,675,000
Series A, NATL Insured, 5.00%, 9/01/22	1,700,000	1,750,796
University of Medicine and Dentistry Revenue, Series A, AMBAC Insured, 5.00%,		
12/01/24	2,500,000	2,508,225
12/01/31	28,395,000	28,459,173
Upper Freehold Regional School District GO, NATL Insured, Pre-Refunded, 5.00%, 2/15/35	8,730,000	10,385,732
		1,166,079,293
New York 6.4%		
Port Authority of New York and New Jersey Revenue, Consolidated,		
One Hundred Fifty-Third Series, Refunding, 5.00%, 7/15/38	8,850,000	9,769,073
One Hundred Forty-Eighth Series, AGMC Insured, 5.00%, 8/15/34	10,000,000	11,023,100
One Hundred Forty-Eighth Series, AGMC Insured, 5.00%, 8/15/37	5,000,000	5,448,800
One Hundred Forty-Fourth Series, 5.00%, 10/01/29	5,000,000	5,604,150
One Hundred Forty-Ninth Series, 5.00%, 11/15/31	10,000,000	11,230,500
One Hundred Seventy-First Series, 4.50%, 7/15/36	20,000,000	21,884,400
One Hundred Sixtieth Series, Refunding, 5.00%, 9/15/36	15,000,000	16,917,750
One Hundred Sixty-First Series, 5.00%, 10/15/33	10,000,000	11,415,800
One Hundred Sixty-Sixth Series, Refunding, 5.25%, 7/15/36	5,000,000	5,898,950
Port Authority of New York and New Jersey Special Obligation Revenue, John F. Kennedy International Airport Terminal, NATL Insured, 5.75%, 12/01/22	8,000,000	8,015,920
		107,208,443
Pennsylvania 1.2%		
Delaware River Joint Toll Bridge Commission Bridge Revenue, Series A, NATL Insured, 5.00%, 7/01/35	5,000,000	5,345,750
Delaware River Port Authority Revenue, Series E, 5.00%, 1/01/35	14,000,000	15,363,880
		20,709,630

168 | Semiannual Report

Semiannual Report | 169

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) (continued)

170 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 171

172 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 173

Franklin Tax-Free Trust

Financial Statements (continued)

Statements of Assets and Liabilities (continued)
August 31, 2012 (unaudited)

Franklin Insured Tax-Free Income Fund	Franklin Massachusetts Tax-Free Income Fund	Franklin New Jersey Tax-Free Income Fund
Class A:			
Net assets, at value	$2,473,333,096	$500,079,089	$1,275,113,254
Shares outstanding	196,429,874	41,016,233	100,758,292
Net asset value per share[a]	$12.59	$12.19	$12.66
Maximum offering price per share (net asset value per share ÷ 95.75%)	$13.15	$12.73	$13.22
Class B:			
Net assets, at value	$ 2,942,821		$ 3,055,883
Shares outstanding	232,509		239,957
Net asset value and maximum offering price per share[a]	$12.66		$12.74
Class C:			
Net assets, at value	$ 517,630,144	$ 89,590,878	$ 322,937,164
Shares outstanding	40,598,416	7,276,902	25,249,126
Net asset value and maximum offering price per share[a]	$12.75	$12.31	$12.79
Advisor Class:			
Net assets, at value	$ 69,761,441	$ 8,466,636	$ 74,930,457
Shares outstanding	5,542,091	694,562	5,918,566
Net asset value and maximum offering price per share	$12.59	$12.19	$12.66

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

174 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 175

176 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 177

178 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 179

180 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty-four separate funds, seven of which are included in this report (Funds). The financial statements of the remaining funds in the Trust are presented separately. The classes of shares offered within each of the Funds are indicated below. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The Franklin Double Tax-Free Income Fund was closed to investors effective August 1, 2012.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

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Franklin Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Securities Purchased on a When-Issued Basis

The Funds purchase securities on a when-issued basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

c. Income Taxes

It is each fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each fund intends to distribute to shareholders substantially all of its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of August 31, 2012, and for all open tax years, each fund has determined that no liability for unrecognized tax benefits is required in each fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

182 | Semiannual Report

Franklin Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily; these dividends may be reinvested or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

e. Insurance

The scheduled payments of interest and principal for each insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy. Some municipal securities in the Funds are secured by collateral guaranteed by an agency of the U.S. government. Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security or paid by a third party.

Insurance companies typically insure municipal bonds that tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There is no guarantee the insurer will be able to fulfill its obligations under the terms of the policy.

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Semiannual Report | 183

Franklin Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
g.	Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At August 31, 2012, there were an unlimited number of shares authorized (without par value).

Transactions in the Funds’ shares were as follows:

184 | Semiannual Report

Franklin Tax-Free Trust

Notes to Financial Statements (unaudited) *(continued)*

2. Shares of Beneficial Interest *(continued)*

	Franklin Double Tax-Free Income Fund		Franklin Federal Intermediate-Term Tax-Free Income Fund	
	Shares	Amount	Shares	Amount
Advisor Class Shares:				
Six Months ended August 31, 2012				
Shares sold	448,671	$ 5,511,319	18,362,331	$ 228,450,277
Shares issued in reinvestment of distributions	22,644	278,543	741,329	9,223,235
Shares redeemed	(180,861)	(2,239,725)	(7,243,096)	(89,967,756)
Net increase (decrease)	290,454	$ 3,550,137	11,860,564	$ 147,705,756
Year ended February 29, 2012				
Shares sold	919,085	$ 10,628,278	43,837,464	$ 515,403,008
Shares issued in reinvestment of distributions	22,817	269,776	1,122,586	13,415,627
Shares redeemed	(194,270)	(2,247,981)	(19,136,862)	(224,383,558)
Net increase (decrease)	747,632	$ 8,650,073	25,823,188	$ 304,435,077

	Franklin Federal Limited-Term Tax-Free Income Fund		Franklin High Yield Tax-Free Income Fund	
	Shares	Amount	Shares	Amount
Class A Shares:				
Six Months ended August 31, 2012				
Shares sold	11,689,692	$ 123,623,491	57,379,301	$ 615,102,833
Shares issued in reinvestment of distributions	511,425	5,407,435	10,241,789	109,870,206
Shares redeemed	(8,120,504)	(85,872,515)	(37,934,252)	(406,114,269)
Net increase (decrease)	4,080,613	$ 43,158,411	29,686,838	$ 318,858,770
Year ended February 29, 2012				
Shares sold	28,326,395	$ 296,353,591	92,336,308	$ 933,780,298
Shares issued in reinvestment of distributions	897,139	9,395,591	21,362,568	214,852,825
Shares redeemed	(27,140,809)	(283,988,970)	(93,280,641)	(929,388,455)
Net increase (decrease)	2,082,725	$ 21,760,212	20,418,235	$ 219,244,668
Class B Shares:				
Six Months ended August 31, 2012				
Shares sold			12,174	$ 130,747
Shares issued in reinvestment of distributions			14,166	152,647
Shares redeemed			(686,198)	(7,389,331)
Net increase (decrease)			(659,858)	$ (7,105,937)
Year ended February 29, 2012				
Shares sold			34,691	$ 352,807
Shares issued in reinvestment of distributions			83,368	838,614
Shares redeemed			(2,301,875)	(23,190,631)
Net increase (decrease)			(2,183,816)	$ (21,999,210)

Semiannual Report | 185

Franklin Tax-Free Trust

Notes to Financial Statements (unaudited) *(continued)*

2. Shares of Beneficial Interest *(continued)*

	Franklin Federal Limited-Term Tax-Free Income Fund		Franklin High Yield Tax-Free Income Fund	
	Shares	Amount	Shares	Amount
Class C Shares:				
Six Months ended August 31, 2012				
Shares sold			15,778,506	$ 171,712,252
Shares issued in reinvestment of distributions			1,832,314	19,945,505
Shares redeemed			(7,109,052)	(77,246,770)
Net increase (decrease)			10,501,768	$ 114,410,987
Year ended February 29, 2012				
Shares sold			23,666,251	$ 243,439,127
Shares issued in reinvestment of distributions			3,774,959	38,501,123
Shares redeemed			(16,446,490)	(166,463,889)
Net increase (decrease)			10,994,720	$ 115,476,361
Advisor Class Shares:				
Six Months ended August 31, 2012				
Shares sold	2,910,622	$ 30,758,404	47,132,335	$ 506,857,486
Shares issued in reinvestment of distributions	23,093	244,068	2,687,052	28,938,947
Shares redeemed	(1,331,073)	(14,062,899)	(15,655,812)	(168,163,821)
Net increase (decrease)	1,602,642	$ 16,939,573	34,163,575	$ 367,632,612
Year ended February 29, 2012				
Shares sold	6,215,842	$ 64,941,643	79,119,401	$ 798,318,290
Shares issued in reinvestment of distributions	21,054	220,893	4,326,250	43,782,079
Shares redeemed	(1,457,067)	(15,268,203)	(36,274,264)	(367,458,920)
Net increase (decrease)	4,779,829	$ 49,894,333	47,171,387	$ 474,641,449

	Franklin Insured Tax-Free Income Fund		Franklin Massachusetts Tax-Free Income Fund	
	Shares	Amount	Shares	Amount
Class A Shares:				
Six Months ended August 31, 2012				
Shares sold	17,535,553	$ 218,404,026	5,047,882	$ 60,795,336
Shares issued in reinvestment of distributions	2,984,204	37,145,295	589,757	7,103,703
Shares redeemed	(11,097,144)	(138,005,811)	(3,030,327)	(36,441,807)
Net increase (decrease)	9,422,613	$ 117,543,510	2,607,312	$ 31,457,232
Year ended February 29, 2012				
Shares sold	26,637,424	$ 317,762,641	3,650,230	$ 42,405,626
Shares issued in reinvestment of distributions	6,047,732	71,823,660	1,113,260	12,853,520
Shares redeemed	(30,052,145)	(353,759,991)	(5,907,739)	(67,623,664)
Net increase (decrease)	2,633,011	$ 35,826,310	(1,144,249)	$(12,364,518)

186 | Semiannual Report

Franklin Tax-Free Trust

Notes to Financial Statements (unaudited) *(continued)*

2. Shares of Beneficial Interest *(continued)*

	Franklin Insured Tax-Free Income Fund		Franklin Massachusetts Tax-Free Income Fund	
	Shares	Amount	Shares	Amount
Class B Shares:				
Six Months ended August 31, 2012				
Shares sold	908	$ 11,259		
Shares issued in reinvestment of distributions	3,878	48,424		
Shares redeemed	(194,782)	(2,430,128)		
Net increase (decrease)	(189,996)	$ (2,370,445)		
Year ended February 29, 2012				
Shares sold	18,128	$ 215,288		
Shares issued in reinvestment of distributions	28,068	331,559		
Shares redeemed	(1,308,906)	(15,421,483)		
Net increase (decrease)	(1,262,710)	$ (14,874,636)		
Class C Shares:				
Six Months ended August 31, 2012				
Shares sold	6,305,093	$ 79,434,087	751,760	$ 9,137,598
Shares issued in reinvestment of distributions	528,631	6,664,642	94,367	1,147,786
Shares redeemed	(2,624,222)	(33,015,589)	(496,163)	(6,034,063)
Net increase (decrease)	4,209,502	$ 53,083,140	349,964	$ 4,251,321
Year ended February 29, 2012				
Shares sold	8,684,124	$ 105,165,707	747,379	$ 8,726,706
Shares issued in reinvestment of distributions	1,030,545	12,387,008	196,607	2,289,343
Shares redeemed	(6,759,601)	(80,416,651)	(1,421,137)	(16,392,037)
Net increase (decrease)	2,955,068	$ 37,136,064	(477,151)	$ (5,375,988)
Advisor Class Shares:				
Six Months ended August 31, 2012				
Shares sold	950,219	$ 11,827,962	119,856	$ 1,447,974
Shares issued in reinvestment of distributions	87,970	1,095,018	7,167	86,330
Shares redeemed	(511,027)	(6,333,134)	(76,626)	(922,854)
Net increase (decrease)	527,162	$ 6,589,846	50,397	$ 611,450
Year ended February 29, 2012				
Shares sold	4,151,184	$ 48,372,205	358,052	$ 4,046,958
Shares issued in reinvestment of distributions	137,068	1,634,943	8,425	98,192
Shares redeemed	(1,191,922)	(14,132,718)	(83,106)	(944,148)
Net increase (decrease)	3,096,330	$ 35,874,430	283,371	$ 3,201,002

Semiannual Report | 187

Franklin Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

a. Management Fees

The Funds, except the Franklin Federal Limited-Term Tax-Free Income Fund, pay an investment management fee to Advisers based on the month-end net assets of each of the funds as follows:

The Franklin Federal Limited-Term Tax-Free Income Fund pays an investment management fee to Advisers based on the average daily net assets of the fund as follows:

b. Administrative Fees

FT Services provides administrative services to the Funds. The Franklin Federal Limited-Term Tax-Free Income Fund pays an administrative fee to FT Services of 0.20% per year of its average daily net assets. Under an agreement with Advisers, the administrative fee for the Funds, except the Franklin Federal Limited-Term Tax-Free Income Fund, is paid by Advisers based on each fund’s average daily net assets, and is not an additional expense of the funds.

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Franklin Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
c.	Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the funds’ Class B and C compensation distribution plans, the funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

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Notes to Financial Statements (unaudited) (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
d.	Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the period:

e. Transfer Agent Fees

For the period ended August 31, 2012, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

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Franklin Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
f.	Waiver and Expense Reimbursements

FT Services and Advisers have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Franklin Federal Limited-Term Tax-Free Income Fund so that the common expenses (i.e. a combination of management fees, administrative fees and other expenses, but excluding distribution fees, acquired fund fees and expenses) for each class of the Fund do not exceed 0.45% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until June 30, 2013.

4. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At February 29, 2012, the capital loss carryforwards were as follows:

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Franklin Tax-Free Trust

Notes to Financial Statements (unaudited) *(continued)*

4. Income Taxes *(continued)*

	Franklin High Yield Tax-Free Income Fund	Franklin Insured Tax-Free Income Fund	Franklin Massachusetts Tax-Free Income Fund	Franklin New Jersey Tax-Free Income Fund
Capital loss carryforwards subject to expiration:				
2013	$ 35,250,377	$ —	$ —	$ —
2014	7,711,279	—	—	—
2016	62,972,830	—	—	—
2017	15,478,643	36,012	—	—
2018	53,451,410	5,518,185	—	—
2019	583,369	—	—	—
Capital loss carryforwards not subject to expiration:				
Short term	19,024,267	11,474,582	2,579,493	3,184,918
Long term	38,102,317	5,017,394	1,074,489	—
Total capital loss carryforwards	$232,574,492	$22,046,173	$3,653,982	$3,184,918

For tax purposes, the Funds may elect to defer any portion of a post-October capital loss to the first day of the following fiscal year. At February 29, 2012, the deferred post-October capital losses were as follows:

	Franklin Double Tax-Free Income Fund	Franklin Federal Limited-Term Tax-Free Income Fund	Franklin High Yield Tax-Free Income Fund
Realized capital losses	$302,653	$398,584	$754,609

At August 31, 2012, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin Double Tax-Free Income Fund	Franklin Federal Intermediate-Term Tax-Free Income Fund	Franklin Federal Limited-Term Tax-Free Income Fund
Cost of investments	$ 718,679,253	$3,225,531,953	$794,888,985
Unrealized appreciation	$ 45,146,754	$ 281,125,655	$ 25,472,177
Unrealized depreciation	(708,048)	(507,138)	(32,777)
Net unrealized appreciation (depreciation)	$ 44,438,706	$ 280,618,517	$ 25,439,400

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Franklin Tax-Free Trust

Notes to Financial Statements (unaudited) *(continued)*

4. Income Taxes *(continued)*

	Franklin High Yield Tax-Free Income Fund	Franklin Insured Tax-Free Income Fund	Franklin Massachusetts Tax-Free Income Fund
Cost of investments	$8,688,939,083	$2,852,591,323	$558,333,549
Unrealized appreciation	$ 952,766,109	$ 192,380,982	$ 38,990,128
Unrealized depreciation	(122,328,949)	(1,402,394)	(12,771)
Net unrealized appreciation (depreciation)	$ 830,437,160	$ 190,978,588	$ 38,977,357

	Franklin New Jersey Tax-Free Income Fund
Cost of investments	$1,541,141,874
Unrealized appreciation	$ 112,026,967
Unrealized depreciation	(679,730)
Net unrealized appreciation (depreciation)	$ 111,347,237

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, bond discounts and wash sales.

5. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended August 31, 2012, were as follows:

	Franklin Double Tax-Free Income Fund	Franklin Federal Intermediate-Term Tax-Free Income Fund	Franklin Federal Limited-Term Tax-Free Income Fund	Franklin High Yield Tax-Free Income Fund
Purchases	$ 73,516,627	$463,583,881	$100,441,427	$1,218,380,321
Sales	$ 46,792,000	$ 48,423,000	$ 40,420,272	$ 507,753,792

	Franklin Insured Tax-Free Income Fund	Franklin Massachusetts Tax-Free Income Fund	Franklin New Jersey Tax-Free Income Fund
Purchases	$291,948,566	$105,710,088	$206,301,609
Sales	$190,813,693	$ 67,692,503	$128,016,538

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Franklin Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

6. CREDIT RISK AND DEFAULTED SECURITIES

At August 31, 2012, the Franklin High Yield Tax-Free Income Fund had 15.20% of its portfolio invested in high yield securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

The Franklin High Yield Tax-Free Income Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At August 31, 2012, the aggregate value of these securities was $79,286,039, representing 0.83% of the fund’s net assets. The fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified on the accompanying Statement of Investments.

7. CONCENTRATION OF RISK

The Franklin Double Tax-Free Income Fund, Franklin Massachusetts Tax-Free Income Fund and Franklin New Jersey Tax-Free Income Fund invest a large percentage of their total assets in obligations of issuers within their respective state and U.S. territories. Such concentration may subject the funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states and U.S. territories. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

8. CREDIT FACILITY

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on January 18, 2013. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statements of Operations. During the period ended August 31, 2012, the Funds did not use the Global Credit Facility.

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Franklin Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

9. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At August 31, 2012, all of the Funds’ investments in financial instruments carried at fair value were valued using Level 2 inputs.

10. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

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Notes to Financial Statements (unaudited) (continued)

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Franklin Tax-Free Trust

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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VALUE | BLEND | GROWTH | SECTOR | GLOBAL | INTERNATIONAL | HYBRID | ASSET ALLOCATION | FIXED INCOME | TAX-FREE INCOME

FRANKLIN TEMPLETON INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

Semiannual Report and Shareholder Letter

FRANKLIN TAX-FREE TRUST

Investment Manager
Franklin Advisers, Inc.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2012 Franklin Templeton Investments. All rights reserved.

TF1 S 10/12

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)	N/A
(d)	N/A
(f)	Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson, and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Account Fees and Services. N-A

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

2

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TAX-FREE TRUST

3

By /s/LAURA F. FERGERSON
Laura F. Fergerson
Chief Executive Officer –
Finance and Administration
Date October 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON
Laura F. Fergerson
Chief Executive Officer –
Finance and Administration
Date October 26, 2012

By /s/GASTON GARDEY
Gaston Gardey
Chief Financial Officer and
Chief Accounting Officer
Date October 26, 2012

4